Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Basic Materials (2.1%)
	Linde plc	14,731,401	4,126,855
	Air Products and Chemicals Inc.	6,234,523	1,754,021
	Ecolab Inc.	7,237,726	1,549,380
	Newmont Corp.	22,556,113	1,359,457
*	Freeport-McMoRan Inc.	41,100,763	1,353,448
	Dow Inc.	20,888,582	1,335,616
	International Flavors & Fragrances Inc.	6,808,509	950,536
	Fastenal Co.	16,196,624	814,366
	LyondellBasell Industries NV Class A	7,522,112	782,676
	Nucor Corp.	8,508,333	682,964
	International Paper Co.	11,087,601	599,507
	Celanese Corp. Class A	3,215,533	481,719
	Albemarle Corp.	3,287,504	480,337
	Avery Dennison Corp.	2,339,495	429,648
	Eastman Chemical Co.	3,829,656	421,722
	FMC Corp.	3,659,074	404,730
	Scotts Miracle-Gro Co.	1,490,283	365,075
	Mosaic Co.	9,590,326	303,150
	Steel Dynamics Inc.	5,621,474	285,346
	CF Industries Holdings Inc.	6,047,787	274,449
	Reliance Steel & Aluminum Co.	1,786,819	272,115
	Cleveland-Cliffs Inc.	12,630,453	253,998
	Royal Gold Inc.	1,850,705	199,173
[1]	United States Steel Corp.	6,678,240	174,770
*	Alcoa Corp.	5,007,043	162,679
	Huntsman Corp.	5,592,600	161,235
	Timken Co.	1,919,717	155,823
	Olin Corp.	4,033,635	153,157
	Ashland Global Holdings Inc.	1,710,605	151,850
*	RBC Bearings Inc.	706,273	138,973
	Valvoline Inc.	5,144,233	134,110
*	Hexcel Corp.	2,367,814	132,598
	Chemours Co.	4,662,271	130,124
	UFP Industries Inc.	1,631,693	123,748
	Avient Corp.	2,576,906	121,810
	Balchem Corp.	909,858	114,105
	W R Grace & Co.	1,878,140	112,425
	Element Solutions Inc.	5,936,931	108,586
	Commercial Metals Co.	3,374,868	104,081
*	Univar Solutions Inc.	4,789,459	103,165
	Sensient Technologies Corp.	1,190,267	92,841

		Shares	Market Value ($000)
	NewMarket Corp.	244,168	92,823
	Quaker Chemical Corp.	377,010	91,904
*	Ingevity Corp.	1,132,566	85,543
	Hecla Mining Co.	14,993,250	85,312
	Cabot Corp.	1,566,877	82,167
	Westlake Chemical Corp.	898,251	79,756
	Stepan Co.	595,599	75,707
*	Livent Corp.	4,151,861	71,910
	Minerals Technologies Inc.	946,403	71,283
*,1	Amyris Inc.	3,725,017	71,148
*	Arconic Corp.	2,768,801	70,300
	Innospec Inc.	683,813	70,221
	Boise Cascade Co.	1,094,350	65,475
	Worthington Industries Inc.	949,980	63,734
	Mueller Industries Inc.	1,483,200	61,330
*,1	MP Materials Corp.	1,686,007	60,612
	Compass Minerals International Inc.	956,848	60,013
	GrafTech International Ltd.	4,904,869	59,987
	Domtar Corp.	1,558,346	57,581
*	Coeur Mining Inc.	6,237,307	56,323
	Tronox Holdings plc Class A	3,039,944	55,631
	Carpenter Technology Corp.	1,349,290	55,523
	Kaiser Aluminum Corp.	438,203	48,421
	Schweitzer-Mauduit International Inc.	860,469	42,137
*	GCP Applied Technologies Inc.	1,700,224	41,723
	Materion Corp.	572,845	37,945
*	Kraton Corp.	841,973	30,808
	Schnitzer Steel Industries Inc. Class A	671,981	28,082
*	US Silica Holdings Inc.	2,013,114	24,741
*	Century Aluminum Co.	1,381,058	24,389
	Neenah Inc.	469,740	24,135
	Glatfelter Corp.	1,244,549	21,344
*,1	Energy Fuels Inc.	3,661,661	20,798
*	AdvanSix Inc.	769,288	20,632
*	Koppers Holdings Inc.	578,677	20,115
	PQ Group Holdings Inc.	1,190,475	19,881
	Hawkins Inc.	565,468	18,954
*	Resolute Forest Products Inc.	1,537,597	16,837
*	Clearwater Paper Corp.	442,071	16,631
	American Vanguard Corp.	788,321	16,090
*,1	Uranium Energy Corp.	5,396,201	15,433
*	Rayonier Advanced Materials Inc.	1,633,280	14,814
	Verso Corp. Class A	918,367	13,399
*	Unifi Inc.	470,324	12,962
	Tredegar Corp.	855,874	12,847
	Omega Flex Inc.	80,238	12,668
*	TimkenSteel Corp.	983,196	11,553
	Haynes International Inc.	365,780	10,853
	FutureFuel Corp.	739,186	10,740
*	Northwest Pipe Co.	286,170	9,564
*	Intrepid Potash Inc.	282,908	9,211
	Olympic Steel Inc.	301,905	8,891
*	NN Inc.	1,203,202	8,507
*	Ryerson Holding Corp.	477,553	8,137
*	Gatos Silver Inc.	614,874	6,130
	Eastern Co.	216,590	5,805
*	Marrone Bio Innovations Inc.	2,687,269	5,616
	Gold Resource Corp.	2,124,067	5,608

		Shares	Market Value ($000)
	Culp Inc.	364,281	5,606
*,1	Ur-Energy Inc.	4,663,358	5,130
*,1	Westwater Resources Inc.	844,700	4,536
*,1	CPS Technologies Corp.	336,065	4,399
*,1	Hycroft Mining Holding Corp.	1,088,611	3,810
	Northern Technologies International Corp.	240,001	3,648
*	LSB Industries Inc.	644,293	3,305
*,1	Golden Minerals Co.	4,693,586	3,094
*,2	Perma-Pipe International Holdings Inc.	471,899	2,869
*	Universal Stainless & Alloy Products Inc.	278,310	2,830
*,1	Comstock Mining Inc.	601,422	2,755
*	Synalloy Corp.	283,958	2,510
*	Ampco-Pittsburgh Corp.	357,448	2,413
*	US Gold Corp.	229,320	2,373
*	United States Antimony Corp.	1,832,784	2,218
	United-Guardian Inc.	71,737	1,087
	Friedman Industries Inc.	129,003	1,044
*	AgroFresh Solutions Inc.	277,516	555
*	Yield10 Bioscience Inc.	38,014	477
*	Flexible Solutions International Inc.	86,857	351
	Chicago Rivet & Machine Co.	11,238	287
*,1	Solitario Zinc Corp.	235,097	195
*	Hycroft Mining Holding Corp. Warrants Exp. 10/06/2025	155,000	99
*	Paramount Gold Nevada Corp.	65,976	66
*,3	Partners LP CVR	61,021	4
			24,112,713
Consumer Discretionary (16.3%)
*	Amazon.com Inc.	12,060,439	37,315,963
*	Tesla Inc.	21,636,063	14,451,376
*	Walt Disney Co.	51,146,139	9,437,486
	Home Depot Inc.	30,333,086	9,259,174
*	Netflix Inc.	12,479,060	6,509,826
	Walmart Inc.	39,855,250	5,413,539
	NIKE Inc. Class B	35,821,215	4,760,281
	McDonald's Corp.	21,005,726	4,708,223
	Costco Wholesale Corp.	12,480,506	4,399,129
	Lowe's Cos. Inc.	20,593,364	3,916,446
	Starbucks Corp.	33,165,224	3,623,964
	Target Corp.	14,106,275	2,794,030
*	Booking Holdings Inc.	1,154,134	2,688,948
	TJX Cos. Inc.	32,129,515	2,125,367
*	General Motors Co.	36,526,778	2,098,829
	Activision Blizzard Inc.	21,826,593	2,029,873
	Estee Lauder Cos. Inc. Class A	6,150,470	1,788,864
*	Uber Technologies Inc.	31,305,490	1,706,462
	Dollar General Corp.	6,906,942	1,399,485
*	Ford Motor Co.	110,132,593	1,349,124
	Ross Stores Inc.	10,045,652	1,204,574
*	Chipotle Mexican Grill Inc. Class A	793,016	1,126,733
	eBay Inc.	18,216,665	1,115,589
	Electronic Arts Inc.	8,104,125	1,097,055
*	Marriott International Inc. Class A	7,312,170	1,083,005
*	Aptiv plc	7,606,958	1,049,000
*	Lululemon Athletica Inc.	3,350,568	1,027,653
*	O'Reilly Automotive Inc.	2,004,811	1,016,940
*	Southwest Airlines Co.	16,641,464	1,016,128
*	Hilton Worldwide Holdings Inc.	7,822,483	945,895
	Yum! Brands Inc.	8,453,063	914,452

		Shares	Market Value ($000)
*	AutoZone Inc.	641,807	901,290
*	Delta Air Lines Inc.	17,994,664	868,782
	DR Horton Inc.	9,746,501	868,608
*	Peloton Interactive Inc. Class A	7,062,302	794,085
*	Trade Desk Inc. Class A	1,200,750	782,481
	Lennar Corp. Class A	7,524,158	761,671
*	Dollar Tree Inc.	6,625,022	758,300
	Best Buy Co. Inc.	6,568,691	754,151
	VF Corp.	8,839,572	706,459
[1]	ViacomCBS Inc. Class B	15,491,697	698,676
*	Etsy Inc.	3,373,799	680,394
*	Expedia Group Inc.	3,902,199	671,646
*	Las Vegas Sands Corp.	10,763,677	654,001
*	Copart Inc.	5,994,796	651,095
*	Wayfair Inc. Class A	2,062,327	649,117
*	Carnival Corp.	23,250,544	617,069
*	CarMax Inc.	4,582,985	607,979
	Tractor Supply Co.	3,275,713	580,063
*	Carvana Co. Class A	2,207,693	579,299
*	Take-Two Interactive Software Inc.	3,246,258	573,614
	Garmin Ltd.	4,320,565	569,666
*	Burlington Stores Inc.	1,867,509	558,012
*	Royal Caribbean Cruises Ltd.	6,093,862	521,696
	Darden Restaurants Inc.	3,673,474	521,633
*	United Airlines Holdings Inc.	8,787,661	505,642
*	Caesars Entertainment Inc.	5,575,805	487,604
*	DraftKings Inc. Class A	7,724,450	473,741
	Genuine Parts Co.	4,068,193	470,242
*	Ulta Beauty Inc.	1,509,442	466,674
*	NVR Inc.	98,581	464,408
*	Lyft Inc. Class A	7,220,355	456,182
	Omnicom Group Inc.	6,058,604	449,245
*	American Airlines Group Inc.	18,039,467	431,143
	MGM Resorts International	11,153,931	423,738
	Domino's Pizza Inc.	1,094,498	402,545
	Whirlpool Corp.	1,777,547	391,682
*	L Brands Inc.	6,262,108	387,374
	Williams-Sonoma Inc.	2,155,856	386,329
	PulteGroup Inc.	7,128,921	373,841
	Pool Corp.	1,078,466	372,330
*	Wynn Resorts Ltd.	2,927,365	367,004
*	ROBLOX Corp. Class A	5,590,931	362,460
	Hasbro Inc.	3,682,046	353,918
	Advance Auto Parts Inc.	1,848,898	339,254
	News Corp. Class A	13,296,402	338,127
*	Live Nation Entertainment Inc.	3,974,011	336,400
*	Penn National Gaming Inc.	3,179,904	333,381
*	Vail Resorts Inc.	1,135,530	331,189
	Interpublic Group of Cos. Inc.	11,035,268	322,230
*	Tapestry Inc.	7,815,114	322,061
*	Chegg Inc.	3,744,973	320,794
	Fox Corp. Class A	8,800,071	317,771
	BorgWarner Inc.	6,734,995	312,234
*	Discovery Inc. Class C	8,365,137	308,590
*	LKQ Corp.	7,269,385	307,713
	Lear Corp.	1,692,437	306,754
*,1	Airbnb Inc. Class A	1,608,871	302,371
*	Five Below Inc.	1,577,859	301,040

		Shares	Market Value ($000)
*	Zynga Inc. Class A	28,882,394	294,889
*	Bright Horizons Family Solutions Inc.	1,708,636	292,946
	Newell Brands Inc.	10,788,866	288,926
*	Norwegian Cruise Line Holdings Ltd.	10,255,995	282,963
*,1	GameStop Corp. Class A	1,473,607	279,720
	Lithia Motors Inc. Class A	705,670	275,275
*	RH	459,152	273,930
	Aramark	7,160,591	270,527
*	Floor & Decor Holdings Inc. Class A	2,798,286	267,180
	Kohl's Corp.	4,429,652	264,052
*	Deckers Outdoor Corp.	794,956	262,669
	Nielsen Holdings plc	10,098,303	253,972
	Gentex Corp.	6,846,574	244,217
*	Alaska Air Group Inc.	3,483,337	241,082
*	Gap Inc.	7,887,296	234,884
	Service Corp. International	4,535,999	231,563
*	Liberty Media Corp.-Liberty Formula One Class C	5,241,291	226,895
	Polaris Inc.	1,663,614	222,092
	Churchill Downs Inc.	975,423	221,831
*	Capri Holdings Ltd.	4,261,132	217,318
	Rollins Inc.	6,233,854	214,569
*	SiteOne Landscape Supply Inc.	1,250,264	213,470
*	PVH Corp.	1,994,298	210,797
*	IAA Inc.	3,801,618	209,621
	New York Times Co. Class A	4,007,910	202,880
*	Marriott Vacations Worldwide Corp.	1,159,611	201,981
	Thor Industries Inc.	1,483,910	199,942
*	Liberty Media Corp.-Liberty SiriusXM Class C	4,510,058	198,939
*	Mattel Inc.	9,844,125	196,095
*,1	Discovery Inc. Class A	4,476,804	194,562
	Hanesbrands Inc.	9,858,765	193,922
	Tempur Sealy International Inc.	5,216,898	190,730
	Wyndham Hotels & Resorts Inc.	2,626,154	183,253
*	AutoNation Inc.	1,965,392	183,214
*	Planet Fitness Inc. Class A	2,335,160	180,508
*	JetBlue Airways Corp.	8,814,353	179,284
*	Texas Roadhouse Inc. Class A	1,861,580	178,600
*	Terminix Global Holdings Inc.	3,730,000	177,809
	Toll Brothers Inc.	3,124,129	177,232
	Fox Corp. Class B	4,973,799	173,735
*	BJ's Wholesale Club Holdings Inc.	3,870,575	173,634
	Harley-Davidson Inc.	4,327,841	173,546
	Leggett & Platt Inc.	3,759,756	171,633
*,1	Chewy Inc. Class A	2,016,669	170,832
*,1	QuantumScape Corp. Class A	3,732,445	167,027
	Nexstar Media Group Inc. Class A	1,183,551	166,206
	Foot Locker Inc.	2,946,717	165,753
*	YETI Holdings Inc.	2,217,087	160,096
*	Skechers USA Inc. Class A	3,836,882	160,036
	AMERCO	247,768	151,783
*	Ralph Lauren Corp. Class A	1,222,181	150,524
*	Fox Factory Holding Corp.	1,180,015	149,933
	Travel + Leisure Co.	2,427,272	148,452
*	Helen of Troy Ltd.	690,473	145,455
[1]	Sirius XM Holdings Inc.	23,465,023	142,902
*	Macy's Inc.	8,792,353	142,348
*	Grand Canyon Education Inc.	1,324,711	141,877
*	Crocs Inc.	1,757,351	141,379

		Shares	Market Value ($000)
*	TripAdvisor Inc.	2,585,313	139,064
*,1	Ollie's Bargain Outlet Holdings Inc.	1,572,770	136,831
*	Sabre Corp.	8,942,106	132,433
*	Boyd Gaming Corp.	2,197,831	129,584
*	frontdoor Inc.	2,409,675	129,520
	Qurate Retail Inc. Class A	10,920,571	128,426
[1]	Dick's Sporting Goods Inc.	1,673,387	127,428
*,1	AMC Entertainment Holdings Inc. Class A	12,444,171	127,055
*	Sonos Inc.	3,381,366	126,700
	American Eagle Outfitters Inc.	4,240,490	123,992
*,1	Luminar Technologies Inc.	4,959,046	120,554
*	Shake Shack Inc. Class A	1,048,676	118,259
*	Nordstrom Inc.	3,097,724	117,311
	TEGNA Inc.	6,198,526	116,718
*	Goodyear Tire & Rubber Co.	6,588,080	115,753
	Cracker Barrel Old Country Store Inc.	668,753	115,614
	KB Home	2,457,211	114,334
*	Under Armour Inc. Class A	5,138,516	113,870
	H&R Block Inc.	5,180,504	112,935
	Choice Hotels International Inc.	1,016,147	109,022
*	Selectquote Inc.	3,690,705	108,913
*	Asbury Automotive Group Inc.	544,460	106,986
	Wingstop Inc.	840,675	106,909
*	Under Armour Inc. Class C	5,742,547	106,007
	Murphy USA Inc.	731,328	105,721
*	Taylor Morrison Home Corp. Class A	3,424,996	105,524
*	Six Flags Entertainment Corp.	2,269,667	105,471
*	Carter's Inc.	1,180,127	104,949
	Wendy's Co.	5,072,319	102,765
*,1	Spirit Airlines Inc.	2,756,912	101,730
*	Liberty Media Corp.-Liberty SiriusXM Class A	2,299,754	101,373
*	Avis Budget Group Inc.	1,383,684	100,372
*	National Vision Holdings Inc.	2,284,637	100,136
	Dana Inc.	4,095,587	99,646
	Columbia Sportswear Co.	928,870	98,117
*	Sleep Number Corp.	683,647	98,097
*	Stamps.com Inc.	491,096	97,979
*	Meritage Homes Corp.	1,058,256	97,275
*	iRobot Corp.	792,941	96,882
*	Visteon Corp.	788,280	96,131
*	Madison Square Garden Sports Corp.	532,330	95,532
*	Allegiant Travel Co. Class A	391,067	95,444
*	LGI Homes Inc.	637,396	95,170
*	Bed Bath & Beyond Inc.	3,256,690	94,933
	MDC Holdings Inc.	1,569,630	93,236
*	Brinker International Inc.	1,279,900	90,950
*	Hyatt Hotels Corp. Class A	1,096,098	90,647
*	Hilton Grand Vacations Inc.	2,389,954	89,599
	LCI Industries	674,753	89,256
*	Cardlytics Inc.	808,902	88,737
	Extended Stay America Inc.	4,491,851	88,714
*	Scientific Games Corp.	2,289,799	88,203
	Wolverine World Wide Inc.	2,290,192	87,760
[1]	Warner Music Group Corp. Class A	2,514,801	86,333
	Rent-A-Center Inc.	1,452,847	83,771
*	Stitch Fix Inc. Class A	1,687,988	83,623
	PROG Holdings Inc.	1,909,122	82,646
*	Signet Jewelers Ltd.	1,397,418	81,022

		Shares	Market Value ($000)
	Cooper Tire & Rubber Co.	1,420,706	79,531
	Steven Madden Ltd.	2,128,945	79,324
*	Dorman Products Inc.	771,959	79,234
*	Coty Inc. Class A	8,685,988	78,261
	Papa John's International Inc.	881,254	78,114
*	SkyWest Inc.	1,417,877	77,246
	Group 1 Automotive Inc.	487,655	76,947
*	2U Inc.	1,991,782	76,146
*	Overstock.com Inc.	1,145,906	75,928
	Big Lots Inc.	1,054,801	72,043
	Penske Automotive Group Inc.	896,942	71,971
*	SeaWorld Entertainment Inc.	1,447,898	71,917
	World Wrestling Entertainment Inc. Class A	1,319,768	71,611
	Callaway Golf Co.	2,659,033	71,129
	Kontoor Brands Inc.	1,454,737	70,598
	Winnebago Industries Inc.	906,466	69,535
*	Tri Pointe Homes Inc.	3,413,878	69,507
	Herman Miller Inc.	1,671,903	68,799
*	Cheesecake Factory Inc.	1,161,425	67,955
	Rush Enterprises Inc. Class A	1,352,791	67,410
	Jack in the Box Inc.	612,517	67,242
*	Gentherm Inc.	904,619	67,041
*	ODP Corp.	1,491,803	64,580
*	Sally Beauty Holdings Inc.	3,202,943	64,475
*	Skyline Champion Corp.	1,413,763	63,987
*,1	Fisker Inc.	3,695,126	63,630
	John Wiley & Sons Inc. Class A	1,172,747	63,563
	Strategic Education Inc.	687,828	63,218
	PriceSmart Inc.	653,234	63,200
*	Urban Outfitters Inc.	1,667,319	62,008
*	Bloomin' Brands Inc.	2,256,999	61,052
	Graham Holdings Co. Class B	107,394	60,403
*	Abercrombie & Fitch Co. Class A	1,749,486	60,025
*	Red Rock Resorts Inc. Class A	1,815,086	59,154
	Monro Inc.	894,425	58,853
*,1	Cinemark Holdings Inc.	2,859,950	58,372
	Lennar Corp. Class B	708,216	58,314
*	Dave & Buster's Entertainment Inc.	1,213,335	58,119
*	iHeartMedia Inc. Class A	3,140,477	57,000
*	KAR Auction Services Inc.	3,697,269	55,459
	La-Z-Boy Inc.	1,291,493	54,863
*	Adtalem Global Education Inc.	1,363,698	53,921
*	Knowles Corp.	2,561,700	53,591
*	Vista Outdoor Inc.	1,641,668	52,648
*	Cavco Industries Inc.	230,236	51,944
*	At Home Group Inc.	1,809,394	51,930
*	Glu Mobile Inc.	4,107,726	51,264
*	Century Communities Inc.	838,366	50,570
*	Boot Barn Holdings Inc.	803,921	50,092
*	Michaels Cos. Inc.	2,283,032	50,090
*	Clean Energy Fuels Corp.	3,645,458	50,089
	HNI Corp.	1,208,707	47,816
*	M/I Homes Inc.	805,864	47,602
	Levi Strauss & Co. Class A	1,942,090	46,435
*	Malibu Boats Inc. Class A	578,052	46,059
*	Madison Square Garden Entertainment Corp.	553,026	45,238
*	WW International Inc.	1,443,494	45,152
*,1	Vuzix Corp.	1,660,620	42,246

		Shares	Market Value ($000)
*	Revolve Group Inc. Class A	936,880	42,094
	Gray Television Inc.	2,281,145	41,973
*,1	Blink Charging Co.	1,006,432	41,364
*	Central Garden & Pet Co. Class A	791,027	41,046
*	Purple Innovation Inc. Class A	1,283,883	40,635
*	GoPro Inc. Class A	3,481,208	40,521
*	RealReal Inc.	1,775,406	40,177
*,1	AMC Networks Inc. Class A	755,005	40,136
	Camping World Holdings Inc. Class A	1,095,401	39,851
*	Dine Brands Global Inc.	441,815	39,777
*	Lions Gate Entertainment Corp. Class B	3,066,796	39,562
	Oxford Industries Inc.	434,093	37,948
	Sinclair Broadcast Group Inc. Class A	1,286,626	37,647
*	Laureate Education Inc. Class A	2,768,633	37,626
	Acushnet Holdings Corp.	905,719	37,433
*	G-III Apparel Group Ltd.	1,233,620	37,181
	Franchise Group Inc.	1,001,263	36,156
*	Liberty Media Corp.-Liberty Formula One Class A	945,016	36,119
*,1	Petco Health & Wellness Co. Inc. Class A	1,586,340	35,153
*	Tupperware Brands Corp.	1,311,575	34,639
*	BJ's Restaurants Inc.	593,114	34,448
*	elf Beauty Inc.	1,275,294	34,216
	Matthews International Corp. Class A	860,847	34,046
	Inter Parfums Inc.	476,452	33,795
*	Everi Holdings Inc.	2,393,035	33,766
*	Hawaiian Holdings Inc.	1,262,478	33,670
*	Stride Inc.	1,116,951	33,631
*	Bally's Corp.	516,226	33,544
*	Quotient Technology Inc.	2,034,899	33,250
*,1	Lordstown Motors Corp.	2,815,407	33,137
*	Meredith Corp.	1,093,645	32,569
	Sturm Ruger & Co. Inc.	483,862	31,969
[1]	Buckle Inc.	811,845	31,889
	Steelcase Inc. Class A	2,213,806	31,857
*	Hibbett Sports Inc.	460,682	31,736
*	Designer Brands Inc. Class A	1,759,771	30,620
*	Denny's Corp.	1,680,858	30,440
*	American Axle & Manufacturing Holdings Inc.	3,086,737	29,818
	EW Scripps Co. Class A	1,531,804	29,518
	Sonic Automotive Inc. Class A	594,651	29,477
*	MarineMax Inc.	581,101	28,683
*,1	Lions Gate Entertainment Corp. Class A	1,857,489	27,769
*	Children's Place Inc.	395,955	27,598
*	Liberty Media Corp.-Liberty Braves Class C	986,909	27,456
*,1	Canoo Inc.	3,022,500	27,293
*	Houghton Mifflin Harcourt Co.	3,574,927	27,241
*	QuinStreet Inc.	1,306,647	26,525
*,1	Leslie's Inc.	1,072,813	26,273
	Smith & Wesson Brands Inc.	1,476,722	25,769
*	Zumiez Inc.	596,898	25,607
	Guess? Inc.	1,086,635	25,536
*	America's Car-Mart Inc.	166,490	25,368
*	Chuy's Holdings Inc.	568,765	25,208
*	Angi Inc. Class A	1,934,700	25,151
*	Central Garden & Pet Co.	424,915	24,649
*	Arko Corp.	2,478,500	24,636
	Aaron's Co. Inc.	951,470	24,434
*	Academy Sports & Outdoors Inc.	899,367	24,274

		Shares	Market Value ($000)
*	XPEL Inc.	462,415	24,013
*	Driven Brands Holdings Inc.	939,615	23,885
*,1	XL Fleet Corp.	2,642,300	23,728
	Knoll Inc.	1,432,268	23,647
*	Cars.com Inc.	1,817,643	23,557
*	Stoneridge Inc.	732,166	23,290
*	Ruth's Hospitality Group Inc.	928,106	23,045
*	Viad Corp.	537,523	22,442
*	Citi Trends Inc.	263,342	22,063
	Standard Motor Products Inc.	524,412	21,805
*	Perdoceo Education Corp.	1,820,192	21,769
*,1	Corsair Gaming Inc.	649,035	21,606
	Caleres Inc.	981,513	21,397
*	1-800-Flowers.com Inc. Class A	755,700	20,865
	Johnson Outdoors Inc. Class A	145,224	20,731
*	Monarch Casino & Resort Inc.	341,909	20,727
	Interface Inc. Class A	1,633,218	20,383
	News Corp. Class B	865,921	20,315
*	Lovesac Co.	354,115	20,043
*	Sportsman's Warehouse Holdings Inc.	1,150,558	19,836
*	Gannett Co. Inc.	3,628,543	19,522
*	Green Brick Partners Inc.	857,010	19,437
*	Genesco Inc.	406,525	19,310
*	Lumber Liquidators Holdings Inc.	759,162	19,070
*	Rush Street Interactive Inc.	1,096,400	17,915
*	Clear Channel Outdoor Holdings Inc.	9,790,868	17,624
*	Tenneco Inc. Class A	1,617,203	17,336
*	MSG Networks Inc. Class A	1,151,295	17,315
*	Universal Electronics Inc.	313,473	17,232
*	American Public Education Inc.	477,270	17,005
*	Red Robin Gourmet Burgers Inc.	425,463	16,972
*	Cooper-Standard Holdings Inc.	465,636	16,912
	Carriage Services Inc. Class A	480,071	16,894
*	Beazer Homes USA Inc.	801,723	16,772
	Systemax Inc.	406,600	16,719
*	Accel Entertainment Inc. Class A	1,527,348	16,694
*	Fossil Group Inc.	1,317,468	16,337
*,1	Party City Holdco Inc.	2,815,720	16,331
	Ethan Allen Interiors Inc.	587,233	16,213
*	Entercom Communications Corp. Class A	3,083,220	16,187
*	ACV Auctions Inc. Class A	466,431	16,143
*	Lindblad Expeditions Holdings Inc.	850,883	16,082
*,1	Genius Brands International Inc.	8,038,400	15,594
	Scholastic Corp.	511,230	15,393
	Haverty Furniture Cos. Inc.	406,971	15,135
*,1	CarLotz Inc.	2,114,254	15,075
*	CarParts.com Inc.	1,055,098	15,067
[1]	Dillard's Inc. Class A	155,733	15,039
*	Noodles & Co. Class A	1,415,435	14,650
	Kimball International Inc. Class B	1,019,698	14,276
	Shoe Carnival Inc.	227,689	14,089
*	Golden Entertainment Inc.	548,659	13,859
*	MasterCraft Boat Holdings Inc.	518,415	13,785
	RCI Hospitality Holdings Inc.	214,816	13,660
*	Hovnanian Enterprises Inc. Class A	128,819	13,621
*	Arlo Technologies Inc.	2,156,209	13,541
*	Motorcar Parts of America Inc.	591,893	13,318
*,1	Eastman Kodak Co.	1,665,941	13,111

		Shares	Market Value ($000)
*,1	Golden Nugget Online Gaming Inc.	971,190	13,111
*	Container Store Group Inc.	783,316	13,034
*	Nautilus Inc.	828,997	12,966
*	Liberty TripAdvisor Holdings Inc. Class A	2,026,424	12,929
*	Liquidity Services Inc.	690,684	12,833
	Winmark Corp.	68,619	12,793
	Movado Group Inc.	448,762	12,767
*,1	Dream Finders Homes Inc. Class A	504,611	12,146
*,1	Marcus Corp.	582,565	11,645
*	Funko Inc. Class A	568,405	11,186
	Hooker Furniture Corp.	299,786	10,930
*	Boston Omaha Corp. Class A	367,719	10,870
*	Turtle Beach Corp.	405,110	10,804
*	Mesa Air Group Inc.	798,949	10,746
*	Chico's FAS Inc.	3,179,272	10,523
*,1	Shift Technologies Inc.	1,252,500	10,421
*	OneWater Marine Inc. Class A	251,744	10,060
*	American Outdoor Brands Inc.	396,053	9,981
*	TravelCenters of America Inc.	362,440	9,833
*,1	Kirkland's Inc.	345,642	9,713
	Rocky Brands Inc.	177,165	9,578
*	Lands' End Inc.	384,131	9,530
	Clarus Corp.	552,740	9,424
*	Regis Corp.	717,833	9,016
*	Vizio Holding Corp. Class A	370,027	8,973
*,1	Liberty Media Corp.-Liberty Braves Class A	314,543	8,968
*	El Pollo Loco Holdings Inc.	545,592	8,795
*	Century Casinos Inc.	854,999	8,781
*	Tilly's Inc. Class A	760,357	8,607
	Del Taco Restaurants Inc.	894,903	8,573
*	Cricut Inc. Class A	431,726	8,544
*,1	Arcimoto Inc.	644,953	8,533
*,1	Poshmark Inc. Class A	208,427	8,462
	Big 5 Sporting Goods Corp.	534,933	8,398
*	Barnes & Noble Education Inc.	1,030,027	8,384
*	Sun Country Airlines Holdings Inc.	235,820	8,084
*	Daily Journal Corp.	25,515	8,074
*,1	CuriosityStream Inc.	593,700	8,045
*	VOXX International Corp. Class A	421,571	8,035
	A-Mark Precious Metals Inc.	220,899	7,952
*,1	VistaGen Therapeutics Inc.	3,696,214	7,873
	National CineMedia Inc.	1,675,457	7,741
	Superior Group of Cos. Inc.	295,321	7,507
*	Duluth Holdings Inc. Class B	431,308	7,306
	Flexsteel Industries Inc.	208,316	7,260
*	Cato Corp. Class A	601,776	7,221
*	Drive Shack Inc.	2,240,720	7,193
*,1	Mohawk Group Holdings Inc.	238,037	7,022
*	Express Inc.	1,746,229	7,020
*	Leaf Group Ltd.	1,048,255	6,761
*	PlayAGS Inc.	836,774	6,761
*	Full House Resorts Inc.	792,857	6,747
*	Fiesta Restaurant Group Inc.	531,120	6,687
*	Bluegreen Vacations Holding Corp. Class A	351,096	6,509
*,1	Alta Equipment Group Inc.	495,484	6,441
	Bassett Furniture Industries Inc.	263,021	6,384
*	Vera Bradley Inc.	631,480	6,378
*,1	LiveXLive Media Inc.	1,459,913	6,336

		Shares	Market Value ($000)
*	Tribune Publishing Co.	344,080	6,190
*,1	Lakeland Industries Inc.	219,794	6,123
*	Carrols Restaurant Group Inc.	1,008,721	6,037
*,1	BurgerFi International Inc.	380,200	5,859
*	Strattec Security Corp.	120,586	5,655
*	Thryv Holdings Inc.	240,005	5,616
[1]	Hall of Fame Resort & Entertainment Co.	1,102,154	5,533
	Entravision Communications Corp. Class A	1,349,893	5,454
*	Conn's Inc.	270,236	5,256
*	Gaia Inc. Class A	441,120	5,245
*	Universal Technical Institute Inc.	895,668	5,231
*	HyreCar Inc.	506,771	4,966
*	Casper Sleep Inc.	671,067	4,859
	Escalade Inc.	220,868	4,618
*	Emerald Holding Inc.	836,247	4,616
*	Lincoln Educational Services Corp.	715,370	4,586
	Lifetime Brands Inc.	308,270	4,528
*	Fluent Inc.	1,044,001	4,280
*	Cumulus Media Inc. Class A	469,052	4,273
	Weyco Group Inc.	195,920	4,238
	Educational Development Corp.	248,147	4,231
*,1	Lazydays Holdings Inc.	225,600	4,018
*	MDC Partners Inc. Class A	1,263,429	3,942
*	Aspen Group Inc.	638,205	3,829
*	Chicken Soup For The Soul Entertainment Inc. Class A	157,648	3,793
*,1	LMP Automotive Holdings Inc.	224,994	3,742
*	Lee Enterprises Inc.	144,549	3,713
	Nathan's Famous Inc.	58,467	3,689
	Hamilton Beach Brands Holding Co. Class A	194,832	3,532
*	Potbelly Corp.	576,785	3,409
*	Zovio Inc. Class A	826,876	3,357
*	Delta Apparel Inc.	123,178	3,342
	Marine Products Corp.	203,641	3,313
*	Legacy Housing Corp.	176,960	3,137
*	Superior Industries International Inc.	540,299	3,069
*,1	Vinco Ventures Inc.	1,198,069	3,067
*	Motorsport Games Inc. Class A	131,237	3,053
*	ONE Group Hospitality Inc.	407,747	3,050
*	Landsea Homes Corp.	314,500	3,007
	Acme United Corp.	75,799	2,990
*	Biglari Holdings Inc. Class A	4,329	2,924
*	Reading International Inc. Class A	526,251	2,921
	Rush Enterprises Inc. Class B	63,092	2,845
*	Luby's Inc.	858,526	2,833
*	Travelzoo	168,851	2,830
	Townsquare Media Inc. Class A	260,816	2,799
*	Saga Communications Inc. Class A	120,553	2,634
*	Build-A-Bear Workshop Inc.	370,547	2,557
*	J Alexander's Holdings Inc. Class A	263,942	2,544
*	Kura Sushi USA Inc. Class A	78,822	2,494
*	Envela Corp.	489,201	2,456
*	iMedia Brands Inc.	302,160	2,342
*	Marchex Inc. Class B	796,594	2,238
*,1	Revlon Inc. Class A	180,090	2,221
	Wayside Technology Group Inc.	78,328	1,969
*,1	Dolphin Entertainment Inc.	147,246	1,871
*	Charles & Colvard Ltd.	609,632	1,805
*,1	RumbleON Inc. Class B	38,380	1,683

		Shares	Market Value ($000)
*	Biglari Holdings Inc. Class B	12,594	1,672
*,1	ContextLogic Inc. Class A	101,538	1,604
*,1	JOANN Inc.	152,425	1,547
*	Urban One Inc.	817,509	1,431
*	ThredUp Inc. Class A	60,438	1,410
*	Good Times Restaurants Inc.	350,735	1,403
*	PARTS iD Inc.	154,571	1,213
*	Kewaunee Scientific Corp.	97,556	1,204
*	New Home Co. Inc.	226,301	1,186
*	Muscle Maker Inc.	487,573	1,102
*	FlexShopper Inc.	424,874	1,100
	Crown Crafts Inc.	139,664	1,080
*	SRAX Inc. Class A	206,107	977
*	Vince Holding Corp.	85,346	958
*	Beasley Broadcast Group Inc. Class A	314,277	889
*	BBQ Holdings Inc.	121,270	879
*,1	Allied Esports Entertainment Inc.	298,452	860
*,1	Applied UV Inc.	85,989	859
*	Ark Restaurants Corp.	42,422	854
*	Salem Media Group Inc. Class A	220,213	647
*,1	Monaker Group Inc.	181,897	613
	A H Belo Corp. Class A	260,368	544
*,1	Sequential Brands Group Inc.	21,522	492
*	Canterbury Park Holding Corp.	35,605	487
*,1	Kaspien Holdings Inc.	15,678	371
*	StoneMor Inc.	170,540	322
*	Coursera Inc.	6,962	313
*	Xcel Brands Inc.	151,456	301
*	Eastside Distilling Inc.	144,325	268
*	InterGroup Corp.	7,266	266
*	Ondas Holdings Inc.	27,152	263
	Jerash Holdings US Inc.	41,854	262
	CompX International Inc.	12,502	225
*	Mediaco Holding Inc. Class A	67,571	222
	NL Industries Inc.	29,666	221
*,1	J. Jill Inc.	17,158	167
*	Unique Fabricating Inc.	27,935	166
*	Live Ventures Inc.	6,235	149
*	Dixie Group Inc.	16,823	50
*,1,3	SRAX Inc. Rights	148,260	27
*	JAKKS Pacific Inc.	1,900	14
*	FAT Brands Inc.	1,097	8
			187,771,632
Consumer Staples (5.0%)
	Procter & Gamble Co.	69,371,652	9,395,003
	Coca-Cola Co.	108,980,976	5,744,387
	PepsiCo Inc.	38,877,413	5,499,210
	Philip Morris International Inc.	43,882,841	3,894,163
	CVS Health Corp.	36,946,446	2,779,481
	Altria Group Inc.	52,375,973	2,679,555
	Mondelez International Inc. Class A	39,776,347	2,328,110
	Colgate-Palmolive Co.	23,906,352	1,884,538
	Kimberly-Clark Corp.	9,538,713	1,326,358
	Walgreens Boots Alliance Inc.	20,695,136	1,136,163
	Sysco Corp.	13,670,873	1,076,444
	General Mills Inc.	17,240,761	1,057,203
	Constellation Brands Inc. Class A	4,551,865	1,037,825
	Corteva Inc.	20,947,975	976,595

		Shares	Market Value ($000)
*	Monster Beverage Corp.	10,413,327	948,550
	Archer-Daniels-Midland Co.	15,741,315	897,255
	McKesson Corp.	4,486,709	875,088
	Kroger Co.	20,396,050	734,054
	Kraft Heinz Co.	17,229,698	689,188
	Clorox Co.	3,550,121	684,747
	Keurig Dr Pepper Inc.	19,797,287	680,433
	Brown-Forman Corp. Class B	9,761,519	673,252
	Hershey Co.	4,131,566	653,448
	McCormick & Co. Inc. (Non-Voting)	7,027,111	626,537
	Tyson Foods Inc. Class A	8,309,555	617,400
	Church & Dwight Co. Inc.	6,917,438	604,238
	Conagra Brands Inc.	13,105,485	492,766
	AmerisourceBergen Corp. Class A	4,038,335	476,806
	Kellogg Co.	7,290,632	461,497
	J M Smucker Co.	3,055,112	386,563
	Hormel Foods Corp.	7,611,098	363,658
*	Darling Ingredients Inc.	4,557,368	335,331
	Lamb Weston Holdings Inc.	4,119,539	319,182
*	Boston Beer Co. Inc. Class A	255,928	308,721
	Bunge Ltd.	3,757,571	297,863
	Campbell Soup Co.	5,562,396	279,622
*	Molson Coors Beverage Co. Class B	5,099,978	260,864
	Casey's General Stores Inc.	1,044,305	225,768
*	Performance Food Group Co.	3,773,184	217,373
*	US Foods Holding Corp.	5,620,692	214,261
*	Freshpet Inc.	1,149,686	182,582
*	Post Holdings Inc.	1,631,066	172,436
	Ingredion Inc.	1,802,474	162,078
*,1	Beyond Meat Inc.	1,240,201	161,375
	Flowers Foods Inc.	5,330,071	126,856
*	Herbalife Nutrition Ltd.	2,657,902	117,904
	WD-40 Co.	384,002	117,574
*	Hain Celestial Group Inc.	2,399,216	104,606
	Spectrum Brands Holdings Inc.	1,145,038	97,328
	Lancaster Colony Corp.	540,826	94,839
	Energizer Holdings Inc.	1,931,800	91,683
*	Sprouts Farmers Market Inc.	3,344,194	89,022
	Sanderson Farms Inc.	567,059	88,336
*	Grocery Outlet Holding Corp.	2,382,345	87,885
*	TreeHouse Foods Inc.	1,593,215	83,230
	Nu Skin Enterprises Inc. Class A	1,432,054	75,741
*	Simply Good Foods Co.	2,437,210	74,140
	Primo Water Corp.	4,302,188	69,954
	Medifast Inc.	314,148	66,543
	J & J Snack Foods Corp.	399,159	62,680
*	GrowGeneration Corp.	1,227,538	60,996
	Edgewell Personal Care Co.	1,523,956	60,349
[1]	B&G Foods Inc.	1,809,283	56,196
*	United Natural Foods Inc.	1,574,110	51,851
	Vector Group Ltd.	3,691,679	51,499
	Core-Mark Holding Co. Inc.	1,256,419	48,611
	Utz Brands Inc.	1,945,292	48,224
*	Hostess Brands Inc. Class A	3,315,035	47,538
	Reynolds Consumer Products Inc.	1,448,507	43,136
*	Cal-Maine Foods Inc.	1,101,034	42,302
	Coca-Cola Consolidated Inc.	134,596	38,869
	Universal Corp.	622,186	36,703

		Shares	Market Value ($000)
	Calavo Growers Inc.	435,469	33,810
*	USANA Health Sciences Inc.	341,575	33,338
	National Beverage Corp.	655,944	32,082
*	Pilgrim's Pride Corp.	1,337,644	31,823
*,1	AppHarvest Inc.	1,678,100	30,709
*	Celsius Holdings Inc.	620,886	29,834
*	Rite Aid Corp.	1,454,121	29,751
*	Chefs' Warehouse Inc.	903,581	27,523
	Fresh Del Monte Produce Inc.	957,810	27,422
*	BellRing Brands Inc. Class A	1,088,456	25,698
	Seaboard Corp.	6,890	25,424
	Weis Markets Inc.	446,706	25,248
	Ingles Markets Inc. Class A	381,956	23,548
	Andersons Inc.	843,226	23,087
	ACCO Brands Corp.	2,695,368	22,749
	MGP Ingredients Inc.	370,022	21,887
	John B Sanfilippo & Son Inc.	233,253	21,079
	Turning Point Brands Inc.	398,470	20,788
*,1	Tattooed Chef Inc.	1,062,800	20,650
*,1	Veru Inc.	1,768,731	19,058
[1]	PetMed Express Inc.	532,277	18,723
	SpartanNash Co.	913,733	17,937
[1]	Tootsie Roll Industries Inc.	454,358	15,053
*	Whole Earth Brands Inc.	1,092,515	14,246
*	Hydrofarm Holdings Group Inc.	231,970	13,992
	Nature's Sunshine Products Inc.	661,966	13,213
*,1	22nd Century Group Inc.	3,911,682	12,869
*,1	Vital Farms Inc.	510,235	11,143
*	Seneca Foods Corp. Class A	209,412	9,861
*	MedAvail Holdings Inc.	698,474	9,779
*,1	AquaBounty Technologies Inc.	1,451,581	9,726
*,1	NewAge Inc.	3,393,745	9,706
*	Landec Corp.	812,003	8,607
*	Duckhorn Portfolio Inc.	486,413	8,162
*,1	HF Foods Group Inc.	1,087,129	7,849
*,1	LifeMD Inc.	439,707	6,956
*,2	Lifevantage Corp.	741,449	6,933
	Limoneira Co.	389,078	6,809
	Oil-Dri Corp. of America	178,027	6,131
	Village Super Market Inc. Class A	249,924	5,891
*	Farmer Bros Co.	544,752	5,687
*,1	PLBY Group Inc.	253,300	4,962
	Alico Inc.	165,292	4,936
*,1	Mission Produce Inc.	252,817	4,806
	Natural Grocers by Vitamin Cottage Inc.	268,922	4,720
	Brown-Forman Corp. Class A	65,162	4,149
*,1	Laird Superfood Inc.	103,225	3,868
*	Natural Alternatives International Inc.	216,379	3,324
*,1	Blue Apron Holdings Inc. Class A	345,937	2,183
	Ocean Bio-Chem Inc.	181,238	2,178
*	Calyxt Inc.	333,559	2,008
*	Bridgford Foods Corp.	103,085	1,598
*	S&W Seed Co.	441,910	1,591
*,1	Reed's Inc.	1,207,663	1,413
*,1	Alkaline Water Co. Inc.	1,152,203	1,256
*	Coffee Holding Co. Inc.	230,234	1,137
*	Greenlane Holdings Inc. Class A	172,403	915
*	Rocky Mountain Chocolate Factory Inc.	162,623	857

		Shares	Market Value ($000)
*,1	Nuzee Inc.	209,429	731
	AMCON Distributing Co.	6,102	700
*	Willamette Valley Vineyards Inc.	71,489	647
	Mannatech Inc.	30,933	630
*	RiceBran Technologies	560,464	555
*,1	Arcadia Biosciences Inc.	173,044	477
*	Lifeway Foods Inc.	45,393	245
			57,647,233
Energy (2.8%)
	Exxon Mobil Corp.	119,127,544	6,650,891
	Chevron Corp.	51,524,468	5,399,249
	ConocoPhillips	38,159,184	2,021,292
	EOG Resources Inc.	16,442,342	1,192,563
	Schlumberger NV	39,254,276	1,067,324
	Phillips 66	12,316,581	1,004,294
	Marathon Petroleum Corp.	18,343,058	981,170
	Pioneer Natural Resources Co.	6,089,903	967,198
	Kinder Morgan Inc.	54,244,020	903,163
	Valero Energy Corp.	11,514,662	824,450
	Occidental Petroleum Corp.	26,230,804	698,264
	Williams Cos. Inc.	28,213,289	668,373
	ONEOK Inc.	12,531,643	634,853
	Hess Corp.	7,783,356	550,750
*	Enphase Energy Inc.	3,270,900	530,409
	Halliburton Co.	23,807,396	510,907
*	Plug Power Inc.	14,162,674	507,590
*	Cheniere Energy Inc.	6,429,368	462,979
	Baker Hughes Co. Class A	19,534,664	422,144
	Devon Energy Corp.	18,975,148	414,607
	Diamondback Energy Inc.	5,091,541	374,177
[1]	Texas Pacific Land Corp.	163,661	260,128
	Marathon Oil Corp.	22,211,686	237,221
*	First Solar Inc.	2,689,574	234,800
	Cabot Oil & Gas Corp.	11,258,755	211,439
	Targa Resources Corp.	6,451,627	204,839
	APA Corp.	10,663,460	190,876
	Ovintiv Inc.	7,343,805	174,929
	Cimarex Energy Co.	2,746,750	163,129
*	NOV Inc.	10,967,863	150,479
	HollyFrontier Corp.	4,124,921	147,590
*	EQT Corp.	7,879,441	146,400
*	FuelCell Energy Inc.	8,654,603	124,713
*	ChampionX Corp.	5,633,470	122,415
*	PDC Energy Inc.	2,818,991	96,973
*	Array Technologies Inc.	3,230,758	96,341
	Equitrans Midstream Corp.	11,642,288	95,001
	New Fortress Energy Inc. Class A	1,964,830	90,205
*	Southwestern Energy Co.	19,090,143	88,769
	Arcosa Inc.	1,351,567	87,973
*	Shoals Technologies Group Inc. Class A	2,496,320	86,822
*,1	SunPower Corp.	2,408,846	80,576
	Antero Midstream Corp.	8,763,374	79,133
*	Renewable Energy Group Inc.	1,193,238	78,801
	Helmerich & Payne Inc.	2,916,536	78,630
*	Antero Resources Corp.	7,235,633	73,803
	Matador Resources Co.	3,144,799	73,746
*	CNX Resources Corp.	4,926,089	72,414
*	Range Resources Corp.	6,537,859	67,536

		Shares	Market Value ($000)
	Murphy Oil Corp.	4,102,914	67,329
	World Fuel Services Corp.	1,695,770	59,691
*	Transocean Ltd.	16,501,042	58,579
*	TPI Composites Inc.	952,852	53,769
	SM Energy Co.	3,240,701	53,050
*,1	Gevo Inc.	5,300,710	52,000
	Cactus Inc. Class A	1,511,034	46,268
	Delek US Holdings Inc.	2,070,800	45,102
*,1	Callon Petroleum Co.	1,115,486	43,002
*	Magnolia Oil & Gas Corp. Class A	3,709,902	42,590
	Archrock Inc.	4,269,242	40,515
*	Continental Resources Inc.	1,544,475	39,956
*	Ameresco Inc. Class A	787,024	38,273
*	PBF Energy Inc. Class A	2,699,708	38,201
	Core Laboratories NV	1,229,907	35,409
	Patterson-UTI Energy Inc.	4,950,922	35,300
*	Dril-Quip Inc.	1,014,494	33,712
*	Oceaneering International Inc.	2,753,048	31,440
*	Green Plains Inc.	1,158,943	31,373
*	NOW Inc.	2,986,820	30,137
*	ProPetro Holding Corp.	2,438,327	25,993
*	Liberty Oilfield Services Inc. Class A	2,289,918	25,853
	Warrior Met Coal Inc.	1,432,611	24,541
*,1	ChargePoint Holdings Inc.	917,960	24,510
*	DMC Global Inc.	424,840	23,052
*	Bristow Group Inc. Class A	829,105	21,457
*,1	Centennial Resource Development Inc. Class A	5,069,093	21,290
*	Bonanza Creek Energy Inc.	591,548	21,136
*	Helix Energy Solutions Group Inc.	3,977,997	20,089
*	MRC Global Inc.	2,218,104	20,029
	Brigham Minerals Inc. Class A	1,222,350	17,895
*	Par Pacific Holdings Inc.	1,262,643	17,829
*	Arch Resources Inc.	406,583	16,914
	SunCoke Energy Inc.	2,399,974	16,824
*,1	Tellurian Inc.	7,138,981	16,705
*	NexTier Oilfield Solutions Inc.	4,415,915	16,427
	CVR Energy Inc.	854,335	16,386
*	Nabors Industries Ltd.	172,326	16,104
*,1	Northern Oil & Gas Inc.	1,266,618	15,301
*	REX American Resources Corp.	163,865	13,793
*	Contango Oil & Gas Co.	3,479,774	13,571
*	Tidewater Inc.	1,079,916	13,531
*,1	Advent Technologies Holdings Inc.	1,003,000	13,430
*	American Superconductor Corp.	698,790	13,249
*	Aemetis Inc.	460,061	11,281
*	Comstock Resources Inc.	1,993,200	11,042
*	Talos Energy Inc.	916,705	11,037
*	RPC Inc.	2,039,917	11,016
*	Matrix Service Co.	810,077	10,620
*,1	Alto Ingredients Inc.	1,949,722	10,587
	Solaris Oilfield Infrastructure Inc. Class A	851,272	10,445
	Berry Corp.	1,779,746	9,806
*,1	W&T Offshore Inc.	2,680,113	9,622
*	Oil States International Inc.	1,507,008	9,087
*	FTS International Inc. Class A	365,359	9,039
*	Laredo Petroleum Inc.	300,171	9,023
*	Newpark Resources Inc.	2,703,409	8,489
*,1	Beam Global	186,146	8,071

		Shares	Market Value ($000)
*	TETRA Technologies Inc.	3,214,799	7,716
*	Select Energy Services Inc. Class A	1,479,490	7,368
*,1	Orbital Energy Group Inc.	1,188,728	7,251
*	Centrus Energy Corp. Class A	305,477	7,246
*	CONSOL Energy Inc.	734,922	7,143
*	Alpha Metallurgical Resources Inc.	495,155	6,254
*	Penn Virginia Corp.	447,758	6,000
*,1	Torchlight Energy Resources Inc.	3,223,256	5,899
*	Peabody Energy Corp.	1,905,690	5,831
*	Trecora Resources	673,080	5,230
	Altus Midstream Co.	96,167	5,046
	Falcon Minerals Corp.	1,003,296	4,505
*	Natural Gas Services Group Inc.	462,192	4,363
*	VAALCO Energy Inc.	1,896,759	4,249
*	Geospace Technologies Corp.	439,539	4,009
*,1	Ring Energy Inc.	1,699,471	3,926
	NACCO Industries Inc. Class A	153,422	3,828
*	Amplify Energy Corp.	1,319,191	3,667
*	Vine Energy Inc. Class A	244,611	3,361
*	Earthstone Energy Inc. Class A	469,178	3,355
*	Flotek Industries Inc.	1,909,932	3,209
*	SandRidge Energy Inc.	799,342	3,125
*	Battalion Oil Corp.	264,325	2,876
*	SEACOR Marine Holdings Inc.	506,645	2,700
*	Goodrich Petroleum Corp.	272,216	2,575
*	Capstone Turbine Corp.	278,631	2,547
*	Forum Energy Technologies Inc.	137,230	2,544
*,1	American Resources Corp. Class A	651,314	2,475
*	Exterran Corp.	707,082	2,376
*	Gulf Island Fabrication Inc.	568,490	2,194
	Evolution Petroleum Corp.	642,835	2,173
	Adams Resources & Energy Inc.	67,594	1,893
*,1	KLX Energy Services Holdings Inc.	102,886	1,649
*	Smart Sand Inc.	618,477	1,565
*	Profire Energy Inc.	1,278,550	1,406
*	Epsilon Energy Ltd.	353,256	1,376
*	US Well Services Inc. Class A	1,272,929	1,324
*,1	SilverBow Resources Inc.	166,456	1,295
*	PrimeEnergy Resources Corp.	21,616	1,132
*	MIND Technology Inc.	491,592	1,106
*,1	HighPeak Energy Inc.	177,888	1,076
*	Ramaco Resources Inc.	233,281	987
*	Ranger Energy Services Inc. Class A	179,415	983
*	Dawson Geophysical Co.	395,903	970
	PHX Minerals Inc.	293,956	844
*	NextDecade Corp.	315,026	841
*	Hallador Energy Co.	415,417	769
*,1	PEDEVCO Corp.	460,492	672
*,1	ION Geophysical Corp.	295,671	633
*,1	iSun Inc.	47,400	633
*	Nine Energy Service Inc.	217,288	500
*	Mammoth Energy Services Inc.	91,103	485
*,1	Abraxas Petroleum Corp.	140,843	442
*	NCS Multistage Holdings Inc.	5,982	166
*,1	HighPoint Resources Corp.	26,374	144
*	Independence Contract Drilling Inc.	40,118	132
*	Tidewater Inc. Class A Warrants Exp. 07/31/2023	8,839	13

		Shares	Market Value ($000)
*	Tidewater Inc. Class B Warrants Exp. 07/31/2023	9,555	13
*,1	FTS International Inc. Warrants Exp. 11/19/2023	22,671	—
			32,021,188
Financials (11.3%)
	JPMorgan Chase & Co.	85,976,851	13,088,256
*	Berkshire Hathaway Inc. Class B	50,300,191	12,850,190
	Bank of America Corp.	218,919,134	8,469,981
	Wells Fargo & Co.	116,490,080	4,551,267
	Citigroup Inc.	58,664,707	4,267,857
	Morgan Stanley	42,306,221	3,285,501
	Goldman Sachs Group Inc.	9,741,183	3,185,367
	BlackRock Inc.	3,866,255	2,915,002
	Charles Schwab Corp.	43,175,600	2,814,186
	S&P Global Inc.	6,782,347	2,393,287
	Truist Financial Corp.	37,954,960	2,213,533
	US Bancorp	38,090,090	2,106,763
	PNC Financial Services Group Inc.	11,938,882	2,094,199
	CME Group Inc.	10,114,333	2,065,650
	Intercontinental Exchange Inc.	15,824,870	1,767,321
	Marsh & McLennan Cos. Inc.	14,319,255	1,744,085
	Chubb Ltd.	10,808,568	1,707,429
	Progressive Corp.	16,502,958	1,577,848
	Aon plc Class A	6,370,456	1,465,906
	Blackstone Group Inc.	19,262,207	1,435,612
	Moody's Corp.	4,480,783	1,338,007
	MetLife Inc.	18,685,502	1,135,892
	American International Group Inc.	24,362,727	1,125,802
	T. Rowe Price Group Inc.	6,421,964	1,102,009
	Travelers Cos. Inc.	7,105,951	1,068,735
	Bank of New York Mellon Corp.	22,278,870	1,053,568
	Prudential Financial Inc.	11,183,878	1,018,851
	Allstate Corp.	8,107,310	931,530
	MSCI Inc. Class A	2,210,107	926,654
	Aflac Inc.	17,465,407	893,880
	Willis Towers Watson plc	3,634,860	831,947
	First Republic Bank	4,943,861	824,389
	Discover Financial Services	8,635,078	820,246
	Ameriprise Financial Inc.	3,291,650	765,144
	KKR & Co. Inc.	15,431,577	753,833
	Fifth Third Bancorp	20,118,808	753,449
*	SVB Financial Group	1,464,232	722,833
	Arthur J Gallagher & Co.	5,456,863	680,853
	Hartford Financial Services Group Inc.	10,085,311	673,598
	State Street Corp.	7,003,059	588,327
	Northern Trust Corp.	5,577,143	586,213
	Regions Financial Corp.	27,134,852	560,606
	M&T Bank Corp.	3,619,147	548,699
	KeyCorp	27,378,338	547,019
	Citizens Financial Group Inc.	11,997,151	529,674
	MarketAxess Holdings Inc.	1,018,442	507,103
	Broadridge Financial Solutions Inc.	3,264,114	499,736
	Nasdaq Inc.	3,251,048	479,400
	Ally Financial Inc.	10,537,055	476,380
	Principal Financial Group Inc.	7,675,942	460,249
	Huntington Bancshares Inc.	28,670,185	450,695
	Cincinnati Financial Corp.	4,319,367	445,284
*	Markel Corp.	388,018	442,193
	Raymond James Financial Inc.	3,490,622	427,811

		Shares	Market Value ($000)
*	Arch Capital Group Ltd.	10,873,858	417,230
*	Berkshire Hathaway Inc. Class A	1,051	405,373
	Equitable Holdings Inc.	12,246,780	399,490
	Signature Bank	1,527,717	345,417
	Annaly Capital Management Inc.	39,283,391	337,837
	FactSet Research Systems Inc.	1,069,311	329,979
	Loews Corp.	6,385,483	327,448
	Lincoln National Corp.	5,134,431	319,721
	LPL Financial Holdings Inc.	2,246,333	319,339
	Fidelity National Financial Inc.	7,846,573	319,042
	Brown & Brown Inc.	6,762,871	309,131
	Cboe Global Markets Inc.	3,020,690	298,112
	East West Bancorp Inc.	3,999,451	295,159
	Invesco Ltd.	11,629,437	293,294
	W R Berkley Corp.	3,751,168	282,650
	Comerica Inc.	3,924,415	281,538
	Everest Re Group Ltd.	1,128,737	279,712
	Apollo Global Management Inc. Class A	5,873,190	276,099
	First Horizon Corp.	15,647,497	264,599
	Globe Life Inc.	2,655,118	256,564
	AGNC Investment Corp.	15,169,701	254,244
	Zions Bancorp NA	4,624,850	254,182
	Franklin Resources Inc.	8,549,073	253,053
	American Financial Group Inc.	2,183,375	249,123
	Western Alliance Bancorp	2,563,300	242,078
	Reinsurance Group of America Inc.	1,917,888	241,750
*	Alleghany Corp.	374,062	234,271
	Assurant Inc.	1,636,422	231,996
	RenaissanceRe Holdings Ltd.	1,433,372	229,698
	Commerce Bancshares Inc.	2,981,644	228,424
	Voya Financial Inc.	3,515,174	223,706
	Ares Management Corp. Class A	3,986,859	223,384
	SEI Investments Co.	3,639,211	221,737
	People's United Financial Inc.	11,939,882	213,724
*,1	Opendoor Technologies Inc.	9,778,801	207,213
	Carlyle Group Inc.	5,489,616	201,798
	TCF Financial Corp.	4,313,174	200,390
	Starwood Property Trust Inc.	7,598,803	187,994
	Prosperity Bancshares Inc.	2,487,550	186,293
	Synovus Financial Corp.	3,982,254	182,188
	Pinnacle Financial Partners Inc.	2,031,681	180,129
	Tradeweb Markets Inc. Class A	2,427,220	179,614
	Stifel Financial Corp.	2,793,821	178,972
	Old Republic International Corp.	8,184,491	178,749
	First Financial Bankshares Inc.	3,786,404	176,939
*	Athene Holding Ltd. Class A	3,506,856	176,746
	Cullen/Frost Bankers Inc.	1,607,119	174,790
	Affiliated Managers Group Inc.	1,143,344	170,393
	SLM Corp.	9,472,798	170,226
	Popular Inc.	2,383,231	167,589
	First American Financial Corp.	2,947,835	166,995
	Primerica Inc.	1,108,182	163,811
	Interactive Brokers Group Inc. Class A	2,179,244	159,172
	Jefferies Financial Group Inc.	5,250,818	158,050
	South State Corp.	2,009,091	157,734
	Erie Indemnity Co. Class A	713,982	157,726
	New York Community Bancorp Inc.	12,474,695	157,431
	Valley National Bancorp	11,206,753	153,981

		Shares	Market Value ($000)
	Glacier Bancorp Inc.	2,670,553	152,435
	Janus Henderson Group plc	4,834,750	150,602
	Morningstar Inc.	663,862	149,395
	Unum Group	5,186,760	144,348
	CIT Group Inc.	2,783,605	143,383
	Essent Group Ltd.	3,016,017	143,231
	Bank OZK	3,471,631	141,816
	Webster Financial Corp.	2,563,342	141,266
	United Bankshares Inc.	3,659,243	141,174
	Kemper Corp.	1,751,290	139,613
	RLI Corp.	1,204,878	134,428
	MGIC Investment Corp.	9,595,988	132,904
	Evercore Inc. Class A	999,883	131,725
	New Residential Investment Corp.	11,645,973	131,017
	PacWest Bancorp	3,325,143	126,854
	Radian Group Inc.	5,409,864	125,779
	Sterling Bancorp	5,448,168	125,417
	Lazard Ltd. Class A	2,823,277	122,841
[1]	Blackstone Mortgage Trust Inc. Class A	3,931,948	121,890
	Selective Insurance Group Inc.	1,679,765	121,850
	Wintrust Financial Corp.	1,607,035	121,813
	Hanover Insurance Group Inc.	922,203	119,388
	UMB Financial Corp.	1,282,518	118,415
	FNB Corp.	9,115,765	115,770
	Pacific Premier Bancorp Inc.	2,658,850	115,500
	BankUnited Inc.	2,616,007	114,973
	Community Bank System Inc.	1,494,865	114,686
	First Citizens BancShares Inc. Class A	136,259	113,881
	OneMain Holdings Inc.	2,086,990	112,113
	Home BancShares Inc.	4,127,426	111,647
	Umpqua Holdings Corp.	6,307,141	110,690
*	Brighthouse Financial Inc.	2,456,874	108,717
	Axis Capital Holdings Ltd.	2,144,294	106,293
*	Open Lending Corp. Class A	2,908,687	103,026
	Hancock Whitney Corp.	2,451,077	102,970
	Eastern Bankshares Inc.	5,257,032	101,408
*	Texas Capital Bancshares Inc.	1,423,928	100,985
	First Hawaiian Inc.	3,679,646	100,712
	Kinsale Capital Group Inc.	609,420	100,432
	Bank of Hawaii Corp.	1,116,128	99,882
	White Mountains Insurance Group Ltd.	87,455	97,504
*	Cannae Holdings Inc.	2,455,333	97,280
	Ameris Bancorp	1,851,661	97,231
*,1	Riot Blockchain Inc.	1,811,472	96,497
*	Enstar Group Ltd.	390,103	96,250
	Houlihan Lokey Inc. Class A	1,443,911	96,035
	BancorpSouth Bank	2,903,497	94,306
*,1	Credit Acceptance Corp.	261,319	94,135
	Investors Bancorp Inc.	6,311,437	92,715
	Associated Banc-Corp	4,330,225	92,407
	Assured Guaranty Ltd.	2,180,861	92,207
	CNO Financial Group Inc.	3,788,446	92,021
	Artisan Partners Asset Management Inc. Class A	1,734,452	90,486
	Moelis & Co. Class A	1,635,262	89,743
	Old National Bancorp	4,600,493	88,974
	Columbia Banking System Inc.	2,007,618	86,508
	Cathay General Bancorp	2,116,116	86,295
	Virtu Financial Inc. Class A	2,774,005	86,133

		Shares	Market Value ($000)
	Simmons First National Corp. Class A	2,901,030	86,074
	American Equity Investment Life Holding Co.	2,700,193	85,137
	Atlantic Union Bankshares Corp.	2,207,163	84,667
	ServisFirst Bancshares Inc.	1,373,318	84,226
	Federated Hermes Inc. Class B	2,675,601	83,746
	United Community Banks Inc.	2,417,147	82,473
	Chimera Investment Corp.	6,485,066	82,360
	Walker & Dunlop Inc.	795,867	81,767
*,1	Lemonade Inc.	855,942	79,714
	CVB Financial Corp.	3,593,401	79,378
	Independent Bank Corp. (Massachusetts)	924,351	77,821
	Hamilton Lane Inc. Class A	874,269	77,425
	Fulton Financial Corp.	4,512,157	76,842
*	Trupanion Inc.	1,003,885	76,506
[1]	Rocket Cos. Inc. Class A	3,269,230	75,487
*	Silvergate Capital Corp. Class A	525,753	74,746
	Independent Bank Group Inc.	1,027,028	74,192
	First Merchants Corp.	1,562,844	72,672
	International Bancshares Corp.	1,562,262	72,520
	FirstCash Inc.	1,102,595	72,407
	PennyMac Financial Services Inc.	1,080,718	72,268
	Navient Corp.	5,016,556	71,787
*	Mr Cooper Group Inc.	2,031,114	70,602
	Cadence Bancorp Class A	3,400,432	70,491
	BOK Financial Corp.	787,128	70,306
	First Midwest Bancorp Inc.	3,203,088	70,180
	First Bancorp (XNYS)	6,199,762	69,809
	WSFS Financial Corp.	1,356,499	67,540
*	LendingTree Inc.	316,572	67,430
	WesBanco Inc.	1,863,050	67,182
	Flagstar Bancorp Inc.	1,462,167	65,944
*	Axos Financial Inc.	1,393,127	65,491
	Washington Federal Inc.	2,116,139	65,177
	First Financial Bancorp	2,626,672	63,040
	Renasant Corp.	1,503,265	62,205
	Live Oak Bancshares Inc.	889,876	60,948
	Hilltop Holdings Inc.	1,764,629	60,227
[1]	GCM Grosvenor Inc. Class A	5,023,104	59,775
	Towne Bank	1,892,975	57,546
	Sandy Spring Bancorp Inc.	1,314,741	57,099
*	NMI Holdings Inc. Class A	2,411,402	57,006
	BancFirst Corp.	801,825	56,681
	Trustmark Corp.	1,676,603	56,434
	Two Harbors Investment Corp.	7,676,968	56,272
	Arbor Realty Trust Inc.	3,504,644	55,724
	Apollo Commercial Real Estate Finance Inc.	3,944,486	55,104
	PennyMac Mortgage Investment Trust	2,809,902	55,074
	Piper Sandler Cos.	491,661	53,911
	Heartland Financial USA Inc.	1,071,983	53,878
	Park National Corp.	416,677	53,876
	MFA Financial Inc.	12,812,616	52,147
	First Interstate BancSystem Inc. Class A	1,130,152	52,032
*	Seacoast Banking Corp. of Florida	1,418,338	51,401
	Goosehead Insurance Inc. Class A	468,693	50,234
*	eHealth Inc.	690,531	50,222
	Horace Mann Educators Corp.	1,137,416	49,148
	Hope Bancorp Inc.	3,260,341	49,101
	Banner Corp.	917,766	48,944

		Shares	Market Value ($000)
	Capitol Federal Financial Inc.	3,659,971	48,476
	Northwest Bancshares Inc.	3,349,266	48,397
	Virtus Investment Partners Inc.	203,966	48,034
	New York Mortgage Trust Inc.	10,730,676	47,966
*	Triumph Bancorp Inc.	618,615	47,875
*	Genworth Financial Inc. Class A	14,343,282	47,620
*	PRA Group Inc.	1,284,261	47,608
	NBT Bancorp Inc.	1,191,116	47,526
	Argo Group International Holdings Ltd.	933,886	46,993
	Great Western Bancorp Inc.	1,538,853	46,612
	Santander Consumer USA Holdings Inc.	1,715,038	46,409
	Mercury General Corp.	758,927	46,150
	Lakeland Financial Corp.	664,627	45,986
	Westamerica Bancorp	721,801	45,315
	Eagle Bancorp Inc.	843,564	44,886
	Provident Financial Services Inc.	2,008,950	44,759
*	LendingClub Corp.	2,698,178	44,574
	BGC Partners Inc. Class A	9,048,368	43,704
	Cohen & Steers Inc.	663,620	43,354
	Veritex Holdings Inc.	1,320,382	43,203
	Waddell & Reed Financial Inc. Class A	1,685,231	42,215
*	Palomar Holdings Inc.	615,488	41,262
	FB Financial Corp.	923,702	41,068
	ProAssurance Corp.	1,526,368	40,846
	OceanFirst Financial Corp.	1,685,480	40,350
	PJT Partners Inc. Class A	588,869	39,837
	First Commonwealth Financial Corp.	2,757,492	39,625
	Meta Financial Group Inc.	873,614	39,583
*,1	Upstart Holdings Inc.	306,527	39,499
	Stewart Information Services Corp.	746,733	38,852
	First Busey Corp.	1,501,433	38,512
*	Focus Financial Partners Inc. Class A	917,263	38,176
	Ladder Capital Corp. Class A	3,190,783	37,651
	James River Group Holdings Ltd.	813,817	37,126
	StepStone Group Inc. Class A	1,051,530	37,087
	City Holding Co.	452,962	37,043
	Premier Financial Corp.	1,103,461	36,701
	Enterprise Financial Services Corp.	740,781	36,624
	S&T Bancorp Inc.	1,087,940	36,446
	Broadmark Realty Capital Inc.	3,481,743	36,419
*	Encore Capital Group Inc.	891,452	35,863
	Southside Bancshares Inc.	915,768	35,266
	Safety Insurance Group Inc.	417,874	35,206
	iStar Inc.	1,968,973	35,008
	First Bancorp (XNGS)	790,710	34,396
	AMERISAFE Inc.	536,526	34,338
	German American Bancorp Inc.	739,453	34,177
	Brightsphere Investment Group Inc.	1,668,547	34,005
	National Bank Holdings Corp. Class A	855,024	33,927
	OFG Bancorp	1,491,979	33,749
	Redwood Trust Inc.	3,220,539	33,526
*	Enova International Inc.	937,614	33,267
	Brookline Bancorp Inc.	2,217,394	33,261
*	BRP Group Inc. Class A	1,204,899	32,833
	Employers Holdings Inc.	747,923	32,206
	Stock Yards Bancorp Inc.	620,141	31,664
	Boston Private Financial Holdings Inc.	2,365,551	31,509
	Tompkins Financial Corp.	375,190	31,028

		Shares	Market Value ($000)
*,1	Oscar Health Inc. Class A	1,145,724	30,797
	Berkshire Hills Bancorp Inc.	1,367,979	30,533
	Nelnet Inc. Class A	419,213	30,494
	TFS Financial Corp.	1,491,579	30,383
	TriCo Bancshares	640,383	30,335
	Heritage Financial Corp.	1,006,063	28,411
*	GoHealth Inc. Class A	2,398,088	28,034
	Dime Community Bancshares Inc.	929,255	28,008
*	Bancorp Inc.	1,349,548	27,963
*	StoneX Group Inc.	426,416	27,879
*	Columbia Financial Inc.	1,519,033	26,553
	Origin Bancorp Inc.	619,902	26,290
[1]	Invesco Mortgage Capital Inc.	6,421,776	25,751
	HomeStreet Inc.	578,692	25,503
*	Customers Bancorp Inc.	799,394	25,437
	Kearny Financial Corp.	2,099,919	25,367
	Meridian Bancorp Inc.	1,370,817	25,250
	American National Group Inc.	232,152	25,042
	B. Riley Financial Inc.	440,723	24,848
	Bryn Mawr Bank Corp.	541,211	24,630
	First Foundation Inc.	1,036,307	24,312
	Lakeland Bancorp Inc.	1,394,355	24,304
	Preferred Bank	379,007	24,135
	WisdomTree Investments Inc.	3,805,249	23,783
	Cowen Inc. Class A	675,034	23,727
	Northfield Bancorp Inc.	1,471,604	23,428
	Univest Financial Corp.	806,295	23,052
	ConnectOne Bancorp Inc.	907,965	23,017
	Federal Agricultural Mortgage Corp. Class C	227,177	22,881
	Washington Trust Bancorp Inc.	440,918	22,765
	National Western Life Group Inc. Class A	90,181	22,455
*	SiriusPoint Ltd.	2,202,345	22,398
	Banc of California Inc.	1,234,417	22,318
	First Bancshares Inc.	608,427	22,274
*	Ambac Financial Group Inc.	1,317,986	22,063
*	Blucora Inc.	1,325,425	22,055
	Ready Capital Corp.	1,626,334	21,825
	ARMOUR Residential REIT Inc.	1,769,408	21,587
	Allegiance Bancshares Inc.	528,798	21,437
	United Fire Group Inc.	614,703	21,392
*,1	Romeo Power Inc.	2,541,700	21,172
*	Nicolet Bankshares Inc.	251,107	20,957
	Central Pacific Financial Corp.	777,328	20,739
	Great Southern Bancorp Inc.	362,142	20,523
	Horizon Bancorp Inc.	1,080,973	20,084
	TrustCo Bank Corp.	2,690,490	19,829
	Heritage Commerce Corp.	1,595,262	19,494
*	Watford Holdings Ltd.	560,595	19,402
	First Mid Bancshares Inc.	440,997	19,373
	TPG RE Finance Trust Inc.	1,729,001	19,365
	Ellington Financial Inc.	1,193,616	19,110
	QCR Holdings Inc.	401,901	18,978
	Granite Point Mortgage Trust Inc.	1,578,665	18,897
[1]	UWM Holdings Corp.	2,373,200	18,819
	Merchants Bancorp	447,330	18,761
	Community Trust Bancorp Inc.	425,674	18,742
	Camden National Corp.	390,217	18,676
	Hanmi Financial Corp.	924,660	18,244

		Shares	Market Value ($000)
	Capstead Mortgage Corp.	2,909,551	18,126
*	CrossFirst Bankshares Inc.	1,300,208	17,930
	CBTX Inc.	566,927	17,416
*	TriState Capital Holdings Inc.	755,101	17,413
	Peoples Bancorp Inc.	509,181	16,890
*	World Acceptance Corp.	127,533	16,549
	Midland States Bancorp Inc.	585,729	16,248
	Bank First Corp.	211,554	15,864
	Cambridge Bancorp	187,524	15,812
[1]	Orchid Island Capital Inc.	2,627,266	15,790
	KKR Real Estate Finance Trust Inc.	853,983	15,705
	Flushing Financial Corp.	736,399	15,634
	Altabancorp	369,789	15,546
	Dynex Capital Inc.	813,839	15,406
	First Financial Corp.	340,733	15,336
	Diamond Hill Investment Group Inc.	97,528	15,215
	Peapack-Gladstone Financial Corp.	476,089	14,702
	FBL Financial Group Inc. Class A	261,888	14,645
	Independent Bank Corp. (Michigan)	593,087	14,021
	Republic Bancorp Inc. Class A	313,295	13,876
	1st Source Corp.	291,385	13,864
	HCI Group Inc.	178,738	13,731
	Hingham Institution For Savings	48,099	13,649
	Mercantile Bank Corp.	416,370	13,520
	Arrow Financial Corp.	403,715	13,448
	Business First Bancshares Inc.	548,608	13,128
*	Atlantic Capital Bancshares Inc.	541,577	13,052
	Bar Harbor Bankshares	443,627	13,051
	Bank of Marin Bancorp	332,138	13,007
	Waterstone Financial Inc.	632,796	12,922
	Reliant Bancorp Inc.	448,396	12,878
	Byline Bancorp Inc.	603,112	12,756
	Financial Institutions Inc.	420,661	12,742
	First Community Bankshares Inc.	418,922	12,563
*	MBIA Inc.	1,305,067	12,555
	First of Long Island Corp.	587,950	12,494
	MidWestOne Financial Group Inc.	401,850	12,445
*	Oportun Financial Corp.	600,705	12,441
*	AssetMark Financial Holdings Inc.	533,009	12,440
	Universal Insurance Holdings Inc.	828,678	11,883
*	Equity Bancshares Inc. Class A	427,600	11,716
	Alerus Financial Corp.	389,801	11,608
	Farmers National Banc Corp.	673,492	11,247
	Primis Financial Corp.	766,019	11,138
*	Metropolitan Bank Holding Corp.	219,576	11,058
*	Amerant Bancorp Inc. Class A	594,409	11,038
*	MoneyGram International Inc.	1,670,250	10,974
*	Bridgewater Bancshares Inc.	658,621	10,637
	Old Second Bancorp Inc.	797,417	10,534
*	Carter Bankshares Inc.	751,867	10,496
	CNB Financial Corp.	422,728	10,403
*	Southern First Bancshares Inc.	216,451	10,147
	Victory Capital Holdings Inc. Class A	395,724	10,115
	Sculptor Capital Management Inc. Class A	459,705	10,058
	First Bancorp Inc.	340,789	9,948
	Civista Bancshares Inc.	430,004	9,864
	American National Bankshares Inc.	296,565	9,807
	State Auto Financial Corp.	494,882	9,754

		Shares	Market Value ($000)
	HomeTrust Bancshares Inc.	399,852	9,736
	SmartFinancial Inc.	447,398	9,686
	First Internet Bancorp	272,563	9,602
	Oppenheimer Holdings Inc. Class A	238,489	9,551
	Home Bancorp Inc.	264,431	9,533
*	MetroMile Inc.	919,000	9,456
	Guaranty Bancshares Inc.	256,146	9,413
	West Bancorp Inc.	387,779	9,342
	Sierra Bancorp	346,699	9,292
	Heritage Insurance Holdings Inc.	820,505	9,091
*,1	Root Inc. Class A	709,046	9,026
	Regional Management Corp.	260,217	9,019
	Summit Financial Group Inc.	332,686	8,833
	RBB Bancorp	434,782	8,813
	Citizens & Northern Corp.	369,292	8,782
	MVB Financial Corp.	255,413	8,633
	Capstar Financial Holdings Inc.	488,248	8,422
	Donegal Group Inc. Class A	566,323	8,416
	Spirit of Texas Bancshares Inc.	371,242	8,282
	FS Bancorp Inc.	121,010	8,132
*	EZCORP Inc. Class A	1,604,531	7,975
	Red River Bancshares Inc.	141,735	7,939
	PCSB Financial Corp.	476,696	7,918
*	Greenlight Capital Re Ltd. Class A	893,312	7,772
	Amalgamated Financial Corp.	465,388	7,721
*,1	Citizens Inc. Class A	1,320,301	7,645
*	BayCom Corp.	423,327	7,628
	Peoples Financial Services Corp.	179,123	7,566
*	Professional Holding Corp. Class A	409,466	7,522
	Metrocity Bankshares Inc.	488,870	7,519
	Investors Title Co.	45,167	7,498
	First Choice Bancorp	307,920	7,486
	Enterprise Bancorp Inc.	225,486	7,333
	Farmers & Merchants Bancorp Inc.	285,938	7,188
	Central Valley Community Bancorp	384,175	7,073
*	AMMO Inc.	1,179,953	6,985
	Capital City Bank Group Inc.	266,129	6,925
	Curo Group Holdings Corp.	473,829	6,913
	Southern Missouri Bancorp Inc.	174,587	6,882
	Crawford & Co. Class B	708,040	6,861
	Century Bancorp Inc. Class A	73,090	6,820
*	Howard Bancorp Inc.	413,064	6,791
	Territorial Bancorp Inc.	255,965	6,773
	Macatawa Bank Corp.	678,487	6,751
	ACNB Corp.	229,974	6,738
	Protective Insurance Corp. Class B	291,272	6,661
	South Plains Financial Inc.	292,194	6,639
	LCNB Corp.	378,890	6,631
*,1	Amerant Bancorp Inc. Class B	401,885	6,611
	Great Ajax Corp.	604,493	6,589
[1]	Fidelity D&D Bancorp Inc.	106,859	6,572
	Greenhill & Co. Inc.	397,977	6,559
	BCB Bancorp Inc.	470,944	6,499
*	Trean Insurance Group Inc.	401,713	6,488
	First Business Financial Services Inc.	259,734	6,423
	Provident Bancorp Inc.	442,422	6,371
*	FVCBankcorp Inc.	367,645	6,368
	PCB Bancorp	422,425	6,336

		Shares	Market Value ($000)
	HarborOne Bancorp Inc.	463,264	6,240
	National Bankshares Inc.	173,462	6,160
	Orrstown Financial Services Inc.	275,459	6,143
	Northrim Bancorp Inc.	143,866	6,116
	Northeast Bank	231,674	6,114
*	Maiden Holdings Ltd.	1,832,424	6,047
	Mid Penn Bancorp Inc.	224,092	6,008
	Investar Holding Corp.	291,592	5,992
	Bankwell Financial Group Inc.	222,142	5,987
	Bank of Commerce Holdings	467,689	5,963
	Richmond Mutual Bancorp Inc.	437,624	5,934
	Parke Bancorp Inc.	290,652	5,810
	Tiptree Inc. Class A	647,472	5,795
	Timberland Bancorp Inc.	208,251	5,791
	Ames National Corp.	221,412	5,664
*	Coastal Financial Corp.	214,151	5,615
	Premier Financial Bancorp Inc.	299,301	5,564
	ESSA Bancorp Inc.	341,708	5,467
	First Bank	447,379	5,445
*	Safeguard Scientifics Inc.	793,056	5,409
	Community Financial Corp.	155,124	5,313
	Codorus Valley Bancorp Inc.	287,534	5,293
	OP Bancorp	500,781	5,268
	Meridian Corp.	202,373	5,262
	Norwood Financial Corp.	196,843	5,238
	Silvercrest Asset Management Group Inc. Class A	362,178	5,208
	Community Bankers Trust Corp.	586,264	5,171
[1]	AG Mortgage Investment Trust Inc.	1,278,175	5,151
	Bank of Princeton	179,731	5,144
*	ACRES Commercial Realty Corp.	350,345	5,112
	Westwood Holdings Group Inc.	351,545	5,083
*	Ocwen Financial Corp.	177,771	5,054
	Independence Holding Co.	125,307	4,993
*	Capital Bancorp Inc.	257,446	4,966
	Cherry Hill Mortgage Investment Corp.	509,709	4,761
	Unity Bancorp Inc.	215,899	4,750
	1st Constitution Bancorp	269,567	4,747
*	MainStreet Bancshares Inc.	228,238	4,738
*	Republic First Bancorp Inc.	1,249,187	4,709
[1]	First Capital Inc.	95,479	4,651
*	Select Bancorp Inc.	417,831	4,625
	ChoiceOne Financial Services Inc.	192,309	4,625
	Western New England Bancorp Inc.	540,879	4,560
	Riverview Bancorp Inc.	657,721	4,558
	Pzena Investment Management Inc. Class A	428,721	4,514
	First Savings Financial Group Inc.	66,497	4,465
	Chemung Financial Corp.	106,530	4,455
*	Pioneer Bancorp Inc.	382,362	4,454
	Penns Woods Bancorp Inc.	183,006	4,409
[1]	Western Asset Mortgage Capital Corp.	1,379,251	4,400
*	NI Holdings Inc.	237,399	4,387
*	Pacific Mercantile Bancorp	490,923	4,369
	United Insurance Holdings Corp.	604,893	4,361
	HBT Financial Inc.	254,362	4,355
	Evans Bancorp Inc.	126,204	4,277
	Shore Bancshares Inc.	251,285	4,277
*	Malvern Bancorp Inc.	219,520	4,087
	First United Corp.	230,919	4,069

		Shares	Market Value ($000)
*	Esquire Financial Holdings Inc.	175,811	4,010
*	Medallion Financial Corp.	559,905	3,947
	Eagle Bancorp Montana Inc.	161,868	3,937
	Crawford & Co. Class A	367,062	3,909
	Severn Bancorp Inc.	319,317	3,864
*,1	BM Technologies Inc. (XASE)	331,572	3,863
*	Arlington Asset Investment Corp. Class A	940,594	3,800
	C&F Financial Corp.	84,453	3,740
	Ellington Residential Mortgage REIT	303,586	3,737
	First Community Corp.	186,000	3,711
*	ProSight Global Inc.	292,907	3,691
	Summit State Bank	224,110	3,657
	Level One Bancorp Inc.	139,799	3,604
	Standard AVB Financial Corp.	110,351	3,603
	FNCB Bancorp Inc.	465,227	3,508
	Mackinac Financial Corp.	241,433	3,385
*	First Western Financial Inc.	135,093	3,379
*	California Bancorp	187,796	3,345
*	MMA Capital Holdings Inc.	145,485	3,318
	Citizens Community Bancorp Inc.	260,400	3,232
	Luther Burbank Corp.	272,531	3,224
[1]	Federal Agricultural Mortgage Corp. Class A	35,652	3,208
	First Financial Northwest Inc.	224,248	3,196
	US Global Investors Inc. Class A	445,749	3,111
	American River Bankshares	190,043	3,100
	Hawthorn Bancshares Inc.	142,021	3,024
	Provident Financial Holdings Inc.	178,766	3,021
	Middlefield Banc Corp.	142,329	2,983
*	Heritage Global Inc.	1,038,137	2,959
	CB Financial Services Inc.	132,764	2,938
	Franklin Financial Services Corp.	92,184	2,874
	Prudential Bancorp Inc.	193,946	2,863
	Marlin Business Services Corp.	209,275	2,854
	Lument Finance Trust Inc.	805,878	2,845
*	PDL Community Bancorp	250,855	2,787
	GAMCO Investors Inc. Class A	148,087	2,747
	BankFinancial Corp.	263,321	2,717
	First Northwest Bancorp	162,578	2,702
	Peoples Bancorp of North Carolina Inc.	113,094	2,674
*,1	Digital Media Solutions Inc.	217,349	2,660
	United Security Bancshares	319,796	2,619
	SB Financial Group Inc.	143,155	2,614
	Plumas Bancorp	87,896	2,571
	First Guaranty Bancshares Inc.	140,910	2,524
*	SWK Holdings Corp.	172,716	2,511
	Bank7 Corp.	140,514	2,474
*	Elevate Credit Inc.	845,472	2,469
	Nexpoint Real Estate Finance Inc.	131,900	2,451
*,1	Guild Holdings Co. Class A	171,100	2,430
	Oak Valley Bancorp	141,641	2,429
	Associated Capital Group Inc. Class A	64,493	2,313
	Auburn National Bancorp Inc.	59,198	2,271
	Partners Bancorp	304,800	2,228
	Greene County Bancorp Inc.	88,514	2,214
	County Bancorp Inc.	90,149	2,161
	Ohio Valley Banc Corp.	88,132	2,140
*	Sterling Bancorp Inc.	370,328	2,096
*	Manning & Napier Inc. Class A	321,618	2,081

		Shares	Market Value ($000)
*	Great Elm Group Inc.	837,425	2,043
	FedNat Holding Co.	438,682	2,031
*	Hallmark Financial Services Inc.	520,624	2,020
	Old Point Financial Corp.	85,675	2,015
	Sachem Capital Corp.	369,704	1,930
	Salisbury Bancorp Inc.	43,118	1,915
*,1	loanDepot Inc. Class A	92,379	1,842
	Union Bankshares Inc.	60,661	1,820
*	Consumer Portfolio Services Inc.	444,873	1,793
	Fauquier Bankshares Inc.	82,976	1,766
*	Security National Financial Corp. Class A	188,168	1,759
	Kingstone Cos. Inc.	202,133	1,726
	Colony Bankcorp Inc.	105,757	1,650
*	Randolph Bancorp Inc.	80,909	1,618
*	FFBW Inc.	139,598	1,570
	Manhattan Bridge Capital Inc.	253,464	1,544
	AmeriServ Financial Inc.	345,032	1,401
	CF Bankshares Inc.	69,650	1,390
	Landmark Bancorp Inc.	52,200	1,379
	Sound Financial Bancorp Inc.	32,368	1,347
*	Nicholas Financial Inc.	124,481	1,316
	Bank of South Carolina Corp.	57,616	1,302
*	BM Technologies Inc.	123,019	1,290
	Riverview Financial Corp.	120,668	1,261
*	Bogota Financial Corp.	116,190	1,192
*	Velocity Financial Inc.	133,730	1,186
	Hennessy Advisors Inc.	136,122	1,169
	Cortland Bancorp	48,247	1,065
	IF Bancorp Inc.	46,727	1,006
*	Rhinebeck Bancorp Inc.	95,526	993
*	HMN Financial Inc.	47,831	962
	CBM Bancorp Inc.	66,233	929
*	Limestone Bancorp Inc.	56,772	900
*	Broadway Financial Corp.	291,631	726
	Elmira Savings Bank	52,075	703
	Community West Bancshares	48,489	623
	Emclaire Financial Corp.	21,425	590
*	HV Bancorp Inc.	26,133	500
*	Impac Mortgage Holdings Inc.	244,016	490
*	Affinity Bancshares Inc.	35,089	425
	United Bancshares Inc.	13,766	348
*	Ashford Inc.	38,757	344
*,1	Siebert Financial Corp.	83,098	337
*	Altisource Asset Management Corp.	15,364	292
	Value Line Inc.	8,629	243
*	FG Financial Group Inc.	34,257	159
	Guaranty Federal Bancshares Inc.	6,947	134
	Mid-Southern Bancorp Inc.	8,848	134
*	Kingsway Financial Services Inc.	18,950	88
	Lake Shore Bancorp Inc.	5,900	88
	Oconee Federal Financial Corp.	1,919	50
	Protective Insurance Corp.	1,535	35
*	Medley Management Inc. Class A	3,709	26
*	Midwest Holding Inc.	500	25
*	Village Bank & Trust Financial Corp.	200	8
*,3	Frontier Financial Corp.	1	—
			130,659,955

		Shares	Market Value ($000)
Health Care (13.1%)
	Johnson & Johnson	74,068,436	12,173,147
	UnitedHealth Group Inc.	26,732,704	9,946,437
	Abbott Laboratories	49,914,643	5,981,771
	Pfizer Inc.	156,625,805	5,674,553
	Merck & Co. Inc.	71,295,425	5,496,164
	AbbVie Inc.	49,748,796	5,383,815
	Thermo Fisher Scientific Inc.	11,093,243	5,062,734
	Eli Lilly & Co.	24,304,192	4,540,509
	Medtronic plc	37,967,572	4,485,109
	Danaher Corp.	18,060,009	4,064,947
	Amgen Inc.	16,270,926	4,048,369
	Bristol-Myers Squibb Co.	63,133,420	3,985,613
	Anthem Inc.	6,899,776	2,476,675
*	Intuitive Surgical Inc.	3,316,705	2,450,846
	Cigna Corp.	9,912,337	2,396,208
	Stryker Corp.	9,539,872	2,323,722
	Gilead Sciences Inc.	35,314,486	2,282,375
	Zoetis Inc. Class A	13,389,964	2,108,652
	Becton Dickinson & Co.	8,188,903	1,991,132
*	Illumina Inc.	4,111,849	1,579,197
*	Vertex Pharmaceuticals Inc.	7,322,418	1,573,514
*	Boston Scientific Corp.	39,933,084	1,543,414
	Humana Inc.	3,631,491	1,522,503
*	Edwards Lifesciences Corp.	17,595,453	1,471,684
	HCA Healthcare Inc.	7,659,546	1,442,599
*	Regeneron Pharmaceuticals Inc.	2,817,238	1,332,948
*	Biogen Inc.	4,293,800	1,201,191
	Baxter International Inc.	14,240,718	1,201,062
*	IDEXX Laboratories Inc.	2,406,934	1,177,737
*	Moderna Inc.	8,922,756	1,168,435
	Agilent Technologies Inc.	8,600,799	1,093,506
*	Align Technology Inc.	2,000,350	1,083,250
*	Centene Corp.	16,383,250	1,047,054
*	IQVIA Holdings Inc.	5,401,883	1,043,320
*	Veeva Systems Inc. Class A	3,843,008	1,003,947
*	Dexcom Inc.	2,712,094	974,699
	Zimmer Biomet Holdings Inc.	5,858,163	937,775
*	Alexion Pharmaceuticals Inc.	5,884,951	899,868
	ResMed Inc.	4,103,467	796,155
*	Laboratory Corp. of America Holdings	2,745,504	700,186
*	Teladoc Health Inc.	3,810,807	692,614
*	Exact Sciences Corp.	4,769,973	628,587
	Cerner Corp.	8,641,789	621,172
	West Pharmaceutical Services Inc.	2,087,128	588,111
*	Horizon Therapeutics plc	6,320,461	581,735
	Teleflex Inc.	1,317,476	547,359
*	Hologic Inc.	7,270,153	540,754
	Cooper Cos. Inc.	1,385,417	532,125
*	Seagen Inc.	3,828,994	531,694
*	Catalent Inc.	4,799,163	505,400
	Cardinal Health Inc.	8,275,853	502,758
*	Insulet Corp.	1,864,558	486,500
	Quest Diagnostics Inc.	3,759,533	482,498
*	Viatris Inc.	33,870,760	473,175
*	Alnylam Pharmaceuticals Inc.	3,293,314	464,983
	STERIS plc	2,406,443	458,379
*	Varian Medical Systems Inc.	2,590,714	457,339

		Shares	Market Value ($000)
*	Incyte Corp.	5,269,776	428,275
	Bio-Techne Corp.	1,091,426	416,848
*	ABIOMED Inc.	1,274,176	406,118
*	Charles River Laboratories International Inc.	1,399,762	405,693
	PerkinElmer Inc.	3,153,055	404,505
*	Avantor Inc.	13,909,501	402,402
	DENTSPLY SIRONA Inc.	6,155,102	392,757
*	Elanco Animal Health Inc.	13,292,441	391,462
*	Guardant Health Inc.	2,542,409	388,099
*	BioMarin Pharmaceutical Inc.	5,108,547	385,746
*	Molina Healthcare Inc.	1,633,176	381,771
*	10X Genomics Inc. Class A	2,062,171	373,253
	Royalty Pharma plc Class A	8,207,092	357,993
*	Bio-Rad Laboratories Inc. Class A	593,015	338,712
*	Novavax Inc.	1,792,205	324,945
*	Novocure Ltd.	2,448,992	323,708
*	Masimo Corp.	1,400,772	321,701
*	Repligen Corp.	1,464,731	284,758
*	PRA Health Sciences Inc.	1,816,654	278,548
	Universal Health Services Inc. Class B	2,084,966	278,114
*	Henry Schein Inc.	4,003,852	277,227
*	Penumbra Inc.	977,307	264,440
*	Neurocrine Biosciences Inc.	2,648,702	257,586
*	Jazz Pharmaceuticals plc	1,503,933	247,201
*	Amedisys Inc.	926,380	245,296
	Encompass Health Corp.	2,799,460	229,276
*	Natera Inc.	2,171,886	220,533
*	Mirati Therapeutics Inc.	1,284,274	219,996
*	DaVita Inc.	2,005,005	216,079
*	United Therapeutics Corp.	1,253,350	209,648
*	Acceleron Pharma Inc.	1,537,993	208,567
	Chemed Corp.	449,993	206,916
	Hill-Rom Holdings Inc.	1,865,321	206,081
*,1	Invitae Corp.	5,272,520	201,463
*	Exelixis Inc.	8,793,085	198,636
*	Ultragenyx Pharmaceutical Inc.	1,702,212	193,814
	Bruker Corp.	3,005,253	193,178
*	Fate Therapeutics Inc.	2,250,112	185,522
*	Envista Holdings Corp.	4,511,572	184,072
*	Arrowhead Pharmaceuticals Inc.	2,764,958	183,344
*,1	Bridgebio Pharma Inc.	2,939,263	181,059
*	Syneos Health Inc.	2,355,578	178,671
*	Ionis Pharmaceuticals Inc.	3,765,304	169,288
*	Pacific Biosciences of California Inc.	4,987,118	166,121
*	TG Therapeutics Inc.	3,423,102	164,994
*	LHC Group Inc.	846,648	161,888
*	Haemonetics Corp.	1,435,716	159,379
*	Halozyme Therapeutics Inc.	3,822,059	159,342
*	Blueprint Medicines Corp.	1,633,575	158,832
*	Sarepta Therapeutics Inc.	2,123,620	158,273
*	HealthEquity Inc.	2,322,842	157,953
	Perrigo Co. plc	3,858,712	156,162
*	Tenet Healthcare Corp.	2,986,000	155,272
*	NeoGenomics Inc.	3,127,583	150,843
*	Inspire Medical Systems Inc.	724,629	149,991
*	Omnicell Inc.	1,151,627	149,562
*	Tandem Diabetes Care Inc.	1,672,879	147,632
*	Denali Therapeutics Inc.	2,540,384	145,056

		Shares	Market Value ($000)
*	Twist Bioscience Corp.	1,168,052	144,675
*	Acadia Healthcare Co. Inc.	2,512,884	143,586
*	Integra LifeSciences Holdings Corp.	2,019,053	139,496
*	STAAR Surgical Co.	1,306,984	137,769
	Ensign Group Inc.	1,455,140	136,550
*	Adaptive Biotechnologies Corp.	3,346,177	134,717
*	Globus Medical Inc. Class A	2,170,852	133,876
*	Neogen Corp.	1,493,990	132,801
*	Medpace Holdings Inc.	807,700	132,503
*	Intellia Therapeutics Inc.	1,638,910	131,531
*	PPD Inc.	3,455,656	130,762
*	Nevro Corp.	930,155	129,757
*	Quidel Corp.	1,012,336	129,508
*	Oak Street Health Inc.	2,373,628	128,817
*	Emergent BioSolutions Inc.	1,350,192	125,446
*	Allakos Inc.	1,036,909	119,016
*	Arena Pharmaceuticals Inc.	1,702,258	118,120
*	Iovance Biotherapeutics Inc.	3,717,014	117,681
	Premier Inc. Class A	3,440,028	116,445
*	ICU Medical Inc.	561,279	115,309
*	Shockwave Medical Inc.	871,157	113,477
*	Sage Therapeutics Inc.	1,478,527	110,668
*	iRhythm Technologies Inc.	776,770	107,862
	CONMED Corp.	809,870	105,761
*	Nektar Therapeutics Class A	5,097,624	101,952
*	Veracyte Inc.	1,896,638	101,944
*	Glaukos Corp.	1,202,412	100,918
*	Insmed Inc.	2,899,190	98,746
*	Select Medical Holdings Corp.	2,865,671	97,719
*	Kodiak Sciences Inc.	859,899	97,504
*	Turning Point Therapeutics Inc.	1,025,147	96,969
*	1Life Healthcare Inc.	2,437,952	95,275
*	NuVasive Inc.	1,453,050	95,262
*	CareDx Inc.	1,396,028	95,056
*	HMS Holdings Corp.	2,500,369	92,451
*	Vir Biotechnology Inc.	1,796,239	92,093
*	PTC Therapeutics Inc.	1,936,412	91,689
*	Agios Pharmaceuticals Inc.	1,773,103	91,563
*	Merit Medical Systems Inc.	1,488,876	89,154
*	ACADIA Pharmaceuticals Inc.	3,384,130	87,311
*	Integer Holdings Corp.	930,443	85,694
*	AdaptHealth Corp. Class A	2,329,478	85,632
*	Alkermes plc	4,510,441	84,255
*,1	Beam Therapeutics Inc.	1,030,275	82,463
*	NanoString Technologies Inc.	1,252,770	82,320
*	R1 RCM Inc.	3,291,051	81,223
*	Pacira BioSciences Inc.	1,157,421	81,124
*	FibroGen Inc.	2,326,734	80,761
*	AtriCure Inc.	1,208,034	79,150
*	Editas Medicine Inc. Class A	1,878,718	78,906
	Patterson Cos. Inc.	2,456,935	78,499
*	Apellis Pharmaceuticals Inc.	1,824,415	78,286
*,1	Clover Health Investments Corp.	10,003,051	75,623
*	ChemoCentryx Inc.	1,472,032	75,427
*	Reata Pharmaceuticals Inc. Class A	747,580	74,534
*	Karuna Therapeutics Inc.	618,390	74,349
	Owens & Minor Inc.	1,975,127	74,245
*	Inari Medical Inc.	688,232	73,641

		Shares	Market Value ($000)
*	Amicus Therapeutics Inc.	7,385,979	72,973
*	Vericel Corp.	1,280,074	71,108
*	Global Blood Therapeutics Inc.	1,742,355	71,001
*	REVOLUTION Medicines Inc.	1,537,747	70,552
*	Corcept Therapeutics Inc.	2,959,805	70,414
*	Xencor Inc.	1,632,360	70,289
*	Intra-Cellular Therapies Inc.	2,035,146	69,053
*	Cantel Medical Corp.	842,030	67,228
*	Ligand Pharmaceuticals Inc.	440,882	67,212
*	Progyny Inc.	1,474,479	65,629
*	Arvinas Inc.	964,642	63,763
*	Allogene Therapeutics Inc.	1,788,119	63,121
*	Maravai LifeSciences Holdings Inc. Class A	1,770,885	63,114
*,1	Sorrento Therapeutics Inc.	7,532,067	62,290
*	Myriad Genetics Inc.	2,028,687	61,774
*	Prestige Consumer Healthcare Inc.	1,401,234	61,766
*	Magellan Health Inc.	648,578	60,473
*	Accolade Inc.	1,306,915	59,295
*	Avanos Medical Inc.	1,347,409	58,936
	Healthcare Services Group Inc.	2,092,165	58,643
*	MEDNAX Inc.	2,298,410	58,541
*	Inovalon Holdings Inc. Class A	2,028,056	58,367
*	Bluebird Bio Inc.	1,892,597	57,062
*	SpringWorks Therapeutics Inc.	762,158	56,072
*	Berkeley Lights Inc.	1,089,566	54,729
*,1	Inovio Pharmaceuticals Inc.	5,849,284	54,281
*	Revance Therapeutics Inc.	1,940,806	54,246
*,1	Multiplan Corp.	9,466,659	52,540
*	ModivCare Inc.	354,253	52,472
*,1	Butterfly Network Inc.	3,047,400	51,288
*,1	BioCryst Pharmaceuticals Inc.	4,985,440	50,702
*	Deciphera Pharmaceuticals Inc.	1,125,775	50,480
*,1	Bionano Genomics Inc.	6,187,346	49,994
*	Sotera Health Co.	1,998,733	49,888
*	Kura Oncology Inc.	1,758,361	49,709
*	Quanterix Corp.	850,093	49,705
*	Dicerna Pharmaceuticals Inc.	1,923,456	49,183
*	Rocket Pharmaceuticals Inc.	1,104,057	48,987
*	Endo International plc	6,558,265	48,597
*	Relay Therapeutics Inc.	1,399,331	48,375
*	Ironwood Pharmaceuticals Inc. Class A	4,326,479	48,370
*	MacroGenics Inc.	1,511,325	48,136
*	Axonics Modulation Technologies Inc.	793,536	47,525
*,1	Cassava Sciences Inc.	1,047,822	47,100
*,1	Heska Corp.	279,217	47,037
*	Community Health Systems Inc.	3,478,465	47,029
*	Addus HomeCare Corp.	447,972	46,853
*	GenMark Diagnostics Inc.	1,946,103	46,512
*	Phreesia Inc.	878,816	45,786
*	Axsome Therapeutics Inc.	803,652	45,503
*	Option Care Health Inc.	2,545,441	45,156
*,1	OPKO Health Inc.	10,474,322	44,935
*	Five Prime Therapeutics Inc.	1,177,073	44,340
*	Cytokinetics Inc.	1,903,686	44,280
*	Ortho Clinical Diagnostics Holdings plc	2,293,466	44,252
*	Evolent Health Inc. Class A	2,181,777	44,072
*	ImmunoGen Inc.	5,395,498	43,704
*	Silk Road Medical Inc.	857,433	43,429

		Shares	Market Value ($000)
*,1	GoodRx Holdings Inc. Class A	1,097,283	42,816
*,1	Health Catalyst Inc.	901,559	42,166
*	Heron Therapeutics Inc.	2,574,438	41,732
*	Cardiovascular Systems Inc.	1,072,998	41,139
*	Travere Therapeutics Inc.	1,637,587	40,891
*,1	Zomedica Corp.	25,379,665	40,100
*	Sangamo Therapeutics Inc.	3,168,278	39,699
*	Arcus Biosciences Inc.	1,411,191	39,626
	Luminex Corp.	1,233,681	39,354
*	Lantheus Holdings Inc.	1,830,757	39,123
*	Codexis Inc.	1,702,346	38,967
*	Madrigal Pharmaceuticals Inc.	320,012	37,432
*	Seres Therapeutics Inc.	1,815,269	37,376
*	Supernus Pharmaceuticals Inc.	1,421,112	37,205
	US Physical Therapy Inc.	356,971	37,161
*	Surgery Partners Inc.	818,631	36,233
*,1	Fulgent Genetics Inc.	374,813	36,214
*	Aclaris Therapeutics Inc.	1,403,230	35,361
*	Morphic Holding Inc.	557,850	35,301
*	Zentalis Pharmaceuticals Inc.	804,783	34,920
*	Castle Biosciences Inc.	506,210	34,655
*	REGENXBIO Inc.	1,012,804	34,547
*,1	Ocugen Inc.	5,040,554	34,225
*	Scholar Rock Holding Corp.	658,468	33,358
*	Inogen Inc.	633,730	33,283
*,1	ALX Oncology Holdings Inc.	451,012	33,258
*	Ocular Therapeutix Inc.	2,022,969	33,197
*,1	Rubius Therapeutics Inc.	1,245,983	33,019
*	Krystal Biotech Inc.	427,184	32,910
*	Pennant Group Inc.	715,398	32,765
*	Atara Biotherapeutics Inc.	2,248,410	32,287
*	Alector Inc.	1,594,118	32,106
*	Zogenix Inc.	1,600,648	31,245
*	Meridian Bioscience Inc.	1,189,153	31,215
*,1	Hims & Hers Health Inc.	2,320,400	30,699
*	Avid Bioservices Inc.	1,667,358	30,396
*,1	American Well Corp. Class A	1,733,389	30,109
*,1	Omeros Corp.	1,668,293	29,696
*	Brookdale Senior Living Inc.	4,881,010	29,530
*	Certara Inc.	1,077,151	29,406
*	Translate Bio Inc.	1,776,213	29,290
*	BioLife Solutions Inc.	804,972	28,979
*	SmileDirectClub Inc. Class A	2,765,216	28,509
*	Cerus Corp.	4,735,809	28,462
*	Protagonist Therapeutics Inc.	1,092,601	28,298
*,1	Anavex Life Sciences Corp.	1,878,608	28,085
*	Rhythm Pharmaceuticals Inc.	1,319,075	28,057
*	Pliant Therapeutics Inc.	711,558	27,986
*,1	Curis Inc.	2,462,814	27,879
*	Mersana Therapeutics Inc.	1,720,683	27,841
*	Tactile Systems Technology Inc.	510,494	27,817
*	Coherus Biosciences Inc.	1,899,439	27,751
*	Y-mAbs Therapeutics Inc.	914,146	27,644
	National HealthCare Corp.	353,690	27,556
*	RadNet Inc.	1,265,600	27,527
*	Theravance Biopharma Inc.	1,348,149	27,516
*	Dynavax Technologies Corp.	2,782,860	27,356
*	Arcturus Therapeutics Holdings Inc.	659,367	27,232

		Shares	Market Value ($000)
*,1	Tabula Rasa HealthCare Inc.	590,791	27,206
*	Radius Health Inc.	1,299,598	27,110
*	Syndax Pharmaceuticals Inc.	1,206,916	26,987
*	NextGen Healthcare Inc.	1,487,804	26,929
*	CorVel Corp.	259,082	26,579
*	Sana Biotechnology Inc.	789,239	26,416
*	Generation Bio Co.	923,883	26,294
*	Tivity Health Inc.	1,173,651	26,196
*	Replimune Group Inc.	857,844	26,173
*,1	DermTech Inc.	513,909	26,101
*,1	MiMedx Group Inc.	2,501,200	25,762
	Atrion Corp.	40,124	25,732
*,1	Nuvation Bio Inc.	2,458,173	25,688
*	TransMedics Group Inc.	615,083	25,520
*	Cara Therapeutics Inc.	1,173,368	25,474
*,1	MannKind Corp.	6,470,343	25,364
*	Enanta Pharmaceuticals Inc.	510,559	25,181
*	Arcutis Biotherapeutics Inc.	867,537	25,098
*	Nurix Therapeutics Inc.	797,579	24,797
*	Adverum Biotechnologies Inc.	2,499,689	24,647
*,1	Kymera Therapeutics Inc.	630,416	24,498
*	Natus Medical Inc.	941,964	24,124
*	Keros Therapeutics Inc.	384,791	23,684
*	SI-BONE Inc.	740,948	23,570
*	OraSure Technologies Inc.	2,016,035	23,527
*	Hanger Inc.	1,029,604	23,496
*	Aerie Pharmaceuticals Inc.	1,312,267	23,450
	LeMaitre Vascular Inc.	478,200	23,327
*	G1 Therapeutics Inc.	965,580	23,232
*	CryoLife Inc.	1,024,651	23,137
*	AngioDynamics Inc.	984,070	23,027
*	Personalis Inc.	934,742	23,004
*	Outset Medical Inc.	421,940	22,949
*	Sutro Biopharma Inc.	1,006,708	22,913
*	Celldex Therapeutics Inc.	1,108,985	22,845
*	Pandion Therapeutics Inc.	378,026	22,700
*	Orthofix Medical Inc.	518,396	22,472
*	Varex Imaging Corp.	1,085,974	22,252
*	Amneal Pharmaceuticals Inc.	3,294,259	22,170
*	Alphatec Holdings Inc.	1,388,803	21,929
*	Collegium Pharmaceutical Inc.	923,183	21,879
*,1	ZIOPHARM Oncology Inc.	6,067,701	21,844
*,1	ImmunityBio Inc.	918,956	21,816
*,1	Applied Molecular Transport Inc.	494,934	21,782
*,1	Humanigen Inc.	1,139,000	21,755
*	Vanda Pharmaceuticals Inc.	1,436,358	21,574
*,1	Atea Pharmaceuticals Inc.	347,184	21,439
*	Apollo Medical Holdings Inc.	786,859	21,316
*,1	Esperion Therapeutics Inc.	757,572	21,250
*	PetIQ Inc. Class A	590,854	20,834
*	NGM Biopharmaceuticals Inc.	706,694	20,544
*	Signify Health Inc. Class A	700,544	20,498
*	Chimerix Inc.	2,119,261	20,430
*	Axogen Inc.	1,008,062	20,423
*	Epizyme Inc.	2,320,971	20,216
*,1	Clovis Oncology Inc.	2,864,231	20,107
*	Surmodics Inc.	355,641	19,941
*	Forma Therapeutics Holdings Inc.	702,286	19,678

		Shares	Market Value ($000)
*	Stoke Therapeutics Inc.	501,197	19,466
*	Innoviva Inc.	1,625,900	19,430
*	OptimizeRx Corp.	393,864	19,201
*	ORIC Pharmaceuticals Inc.	778,548	19,074
*	National Research Corp.	406,465	19,035
*	Constellation Pharmaceuticals Inc.	809,284	18,929
*,1	Vaxart Inc.	3,126,627	18,916
*	Amphastar Pharmaceuticals Inc.	1,029,663	18,863
*	Kadmon Holdings Inc.	4,844,774	18,846
*	Karyopharm Therapeutics Inc.	1,783,543	18,763
*,1	Vaxcyte Inc.	944,207	18,648
*	Intercept Pharmaceuticals Inc.	800,487	18,475
*	Phathom Pharmaceuticals Inc.	488,357	18,343
*,1	Cortexyme Inc.	505,955	18,230
*	Intersect ENT Inc.	871,970	18,207
*	Albireo Pharma Inc.	516,064	18,191
*	OrthoPediatrics Corp.	370,199	18,047
*	Joint Corp.	371,353	17,962
*	Bioxcel Therapeutics Inc.	413,127	17,831
*	Immunovant Inc.	1,105,567	17,733
*	Avidity Biosciences Inc.	809,016	17,645
*,1	Senseonics Holdings Inc.	6,677,612	17,629
*,1	Precigen Inc.	2,548,647	17,560
*	Allovir Inc.	739,130	17,296
*	Triple-S Management Corp. Class B	661,613	17,222
*	Antares Pharma Inc.	4,173,840	17,154
*,1	CEL-SCI Corp.	1,111,560	16,907
*,1	IGM Biosciences Inc.	219,599	16,841
*	HealthStream Inc.	749,242	16,738
*	TCR2 Therapeutics Inc.	750,291	16,566
*	Gossamer Bio Inc.	1,768,701	16,360
*,1	Akero Therapeutics Inc.	559,933	16,244
*	BioAtla Inc.	319,444	16,241
*	Rigel Pharmaceuticals Inc.	4,723,392	16,154
*	Anika Therapeutics Inc.	392,731	16,019
*	Gemini Therapeutics Inc. Class A	1,160,900	15,730
*	Pulmonx Corp.	341,419	15,617
*	Harpoon Therapeutics Inc.	743,612	15,556
*	IVERIC bio Inc.	2,512,726	15,529
*	Cullinan Oncology Inc.	366,338	15,265
*	AnaptysBio Inc.	703,121	15,152
*,1	Silverback Therapeutics Inc.	345,909	15,092
*	Ardelyx Inc.	2,277,478	15,077
*	Aldeyra Therapeutics Inc.	1,264,619	15,024
*	Kiniksa Pharmaceuticals Ltd. Class A	807,467	14,946
*	Provention Bio Inc.	1,415,663	14,857
*	Black Diamond Therapeutics Inc.	611,878	14,844
*,1	Marinus Pharmaceuticals Inc.	953,729	14,764
*	iCAD Inc.	694,814	14,744
*,1	Cogent Biosciences Inc.	1,670,642	14,668
*,1	Cerevel Therapeutics Holdings Inc.	1,064,418	14,614
	Phibro Animal Health Corp. Class A	598,794	14,611
*	Innovage Holding Corp.	565,420	14,582
*	Geron Corp.	8,886,403	14,041
*	Molecular Templates Inc.	1,104,053	13,933
*	Kronos Bio Inc.	470,928	13,784
*	Catalyst Pharmaceuticals Inc.	2,978,001	13,729
*	Cutera Inc.	456,801	13,727

		Shares	Market Value ($000)
*	ViewRay Inc.	3,131,228	13,621
*	CytomX Therapeutics Inc.	1,757,626	13,586
*	Bolt Biotherapeutics Inc.	410,263	13,502
*,1	Kinnate Biopharma Inc.	432,506	13,477
*	iTeos Therapeutics Inc.	392,945	13,431
*	Eagle Pharmaceuticals Inc.	320,288	13,369
*	KalVista Pharmaceuticals Inc.	519,149	13,337
*	Spectrum Pharmaceuticals Inc.	4,042,947	13,180
*	Akebia Therapeutics Inc.	3,858,219	13,060
*,1	Eargo Inc.	260,482	13,011
*	Ideaya Biosciences Inc.	553,399	13,005
*	Passage Bio Inc.	740,957	12,952
*	Agenus Inc.	4,741,459	12,897
*	Verastem Inc.	5,196,493	12,835
*,1	TherapeuticsMD Inc.	9,538,360	12,781
*	ChromaDex Corp.	1,357,661	12,681
	Computer Programs & Systems Inc.	412,416	12,620
	Avita Medical Inc.	635,386	12,593
*	Annexon Inc.	450,808	12,550
*,1	Asensus Surgical Inc.	3,852,120	12,519
*	Organogenesis Holdings Inc. Class A	685,014	12,481
*	Durect Corp.	6,231,079	12,338
*	PMV Pharmaceuticals Inc.	374,352	12,312
*	Vapotherm Inc.	511,932	12,297
*	Avrobio Inc.	967,108	12,273
*	Altimmune Inc.	866,331	12,241
*	Accuray Inc.	2,469,163	12,222
*	Atreca Inc. Class A	797,264	12,222
*	Relmada Therapeutics Inc.	345,458	12,164
*	BioDelivery Sciences International Inc.	3,095,916	12,105
*,1	Shattuck Labs Inc.	409,163	11,964
*,1	Tonix Pharmaceuticals Holding Corp.	9,325,500	11,937
*	Sesen Bio Inc.	4,580,989	11,911
*	SeaSpine Holdings Corp.	665,386	11,578
*	Viking Therapeutics Inc.	1,818,668	11,503
*	4D Molecular Therapeutics Inc.	264,640	11,480
*	Oncocyte Corp.	2,195,044	11,392
*	MEI Pharma Inc.	3,320,227	11,388
*,1	Prelude Therapeutics Inc.	260,777	11,299
*	Flexion Therapeutics Inc.	1,255,011	11,232
*	Sientra Inc.	1,534,863	11,189
*	InfuSystem Holdings Inc.	545,926	11,115
*,1	Aspira Women's Health Inc.	1,645,256	11,105
*,1	Angion Biomedica Corp.	613,667	11,089
*,1	Lexicon Pharmaceuticals Inc.	1,869,773	10,976
*,1	Harmony Biosciences Holdings Inc.	332,204	10,976
*	Precision BioSciences Inc.	1,053,785	10,907
*	Selecta Biosciences Inc.	2,378,787	10,764
*	Nkarta Inc.	325,617	10,713
*	UFP Technologies Inc.	213,091	10,616
*,1	Vor BioPharma Inc.	243,904	10,512
*,1	Praxis Precision Medicines Inc.	320,648	10,504
*	ANI Pharmaceuticals Inc.	290,215	10,488
	Utah Medical Products Inc.	120,273	10,416
*	Syros Pharmaceuticals Inc.	1,389,743	10,395
*	Aeglea BioTherapeutics Inc.	1,312,363	10,394
*	RAPT Therapeutics Inc.	465,521	10,335
*,1	VYNE Therapeutics Inc.	1,478,090	10,118

		Shares	Market Value ($000)
*,1	Fluidigm Corp.	2,237,609	10,114
*	Crinetics Pharmaceuticals Inc.	653,460	9,985
*,1	Olema Pharmaceuticals Inc.	300,835	9,982
*	Neoleukin Therapeutics Inc.	802,106	9,874
*,1	Cymabay Therapeutics Inc.	2,171,353	9,858
*	Instil Bio Inc.	386,482	9,693
*	Puma Biotechnology Inc.	996,951	9,690
*	Stereotaxis Inc.	1,433,278	9,632
*	Magenta Therapeutics Inc.	811,714	9,611
*	CytoSorbents Corp.	1,100,671	9,554
*,1	iBio Inc.	6,182,400	9,521
*	908 Devices Inc.	195,763	9,495
*,1	Athersys Inc.	5,272,210	9,490
*,1	Cardiff Oncology Inc.	1,022,725	9,470
*	Poseida Therapeutics Inc.	987,848	9,434
*	Solid Biosciences Inc.	1,686,284	9,325
*	Forte Biosciences Inc.	270,388	9,266
*,1	Paratek Pharmaceuticals Inc.	1,290,665	9,112
*	Cue Biopharma Inc.	744,182	9,079
*	ClearPoint Neuro Inc.	427,726	9,042
*,1	Athenex Inc.	2,100,766	9,033
*,1	CorMedix Inc.	900,675	8,998
*	Terns Pharmaceuticals Inc.	408,274	8,982
*,1	Pulse Biosciences Inc.	375,825	8,900
*	Clene Inc.	691,300	8,835
*	Oncternal Therapeutics Inc.	1,048,493	8,723
*,1	PAVmed Inc.	1,958,695	8,697
*,1	Seelos Therapeutics Inc.	1,739,323	8,679
*	Jounce Therapeutics Inc.	839,398	8,621
*,1	Spero Therapeutics Inc.	581,627	8,562
*,1	Aligos Therapeutics Inc.	374,919	8,526
*	Athira Pharma Inc.	462,975	8,519
*	SIGA Technologies Inc.	1,300,912	8,456
*	Apyx Medical Corp.	874,894	8,451
*	Chinook Therapeutics Inc.	541,511	8,415
*	Akouos Inc.	599,792	8,319
*	Misonix Inc.	421,816	8,263
*	Mirum Pharmaceuticals Inc.	416,459	8,254
*	Seer Inc. Class A	164,886	8,248
*	Viemed Healthcare Inc.	805,555	8,152
*,1	Evelo Biosciences Inc.	761,313	8,146
*,1	XOMA Corp.	198,748	8,111
*,1	Lineage Cell Therapeutics Inc.	3,434,473	8,071
*,1	Ampio Pharmaceuticals Inc.	4,726,395	7,988
*,1	Trevena Inc.	4,460,259	7,984
*,1	Evolus Inc.	612,503	7,956
*,1	Zynex Inc.	520,106	7,942
*	Dyne Therapeutics Inc.	508,024	7,890
*,1	Kala Pharmaceuticals Inc.	1,168,771	7,878
*	Eiger BioPharmaceuticals Inc.	886,930	7,849
*	Neuronetics Inc.	631,116	7,807
*	Adicet Bio Inc.	590,601	7,725
*,1	XBiotech Inc.	448,358	7,698
*,1	Co-Diagnostics Inc.	800,052	7,632
*	Applied Therapeutics Inc.	405,655	7,608
*,1	Frequency Therapeutics Inc.	792,410	7,528
*	Immunic Inc.	460,380	7,338
*	Homology Medicines Inc.	775,618	7,299

		Shares	Market Value ($000)
*,1	Xeris Pharmaceuticals Inc.	1,584,923	7,148
*	Kezar Life Sciences Inc.	1,193,164	7,111
*,1	Ontrak Inc.	215,565	7,019
*	IntriCon Corp.	273,553	7,014
*,1	9 Meters Biopharma Inc.	5,896,275	6,899
*,1	Accelerate Diagnostics Inc.	827,684	6,886
	Invacare Corp.	856,581	6,870
*	Fortress Biotech Inc.	1,934,211	6,828
*	TFF Pharmaceuticals Inc.	498,634	6,766
*	Infinity Pharmaceuticals Inc.	2,056,963	6,644
*,1	T2 Biosystems Inc.	4,088,642	6,624
*,1	Verrica Pharmaceuticals Inc.	425,923	6,453
*,1	C4 Therapeutics Inc.	173,864	6,431
*	Surgalign Holdings Inc.	2,936,696	6,402
*,1	AVEO Pharmaceuticals Inc.	874,303	6,400
*,1	Gritstone Oncology Inc.	671,705	6,334
*,1	Onconova Therapeutics Inc.	6,123,270	6,117
*	EyePoint Pharmaceuticals Inc.	601,633	6,113
*	CTI BioPharma Corp.	2,095,658	6,098
*,1	Ovid therapeutics Inc.	1,515,603	6,093
*,1	Novan Inc.	3,847,042	6,001
*,1	Arbutus Biopharma Corp.	1,800,274	5,995
*,1	Citius Pharmaceuticals Inc.	3,325,120	5,919
*	CASI Pharmaceuticals Inc.	2,464,586	5,915
*,1	MediciNova Inc.	1,161,472	5,865
*	Outlook Therapeutics Inc.	2,606,887	5,865
*,1	Milestone Scientific Inc.	1,629,212	5,816
*	Kindred Biosciences Inc.	1,164,425	5,787
*,1	Tyme Technologies Inc.	3,249,658	5,784
*,1	Oyster Point Pharma Inc.	314,885	5,756
*	Fulcrum Therapeutics Inc.	488,056	5,749
*,1	Agile Therapeutics Inc.	2,743,071	5,706
*	Hookipa Pharma Inc.	420,629	5,657
*	Chiasma Inc.	1,783,896	5,584
*	Surface Oncology Inc.	715,945	5,584
*,3	PDL BioPharma Inc.	2,258,201	5,578
*	89bio Inc.	232,893	5,515
*	Applied Genetic Technologies Corp.	1,083,450	5,493
*	Lannett Co. Inc.	1,040,377	5,493
*,1	AcelRx Pharmaceuticals Inc.	3,196,620	5,434
*,1	Matinas BioPharma Holdings Inc.	5,173,894	5,433
*	DiaMedica Therapeutics Inc.	587,666	5,377
*,1	Taysha Gene Therapies Inc.	263,469	5,348
*	UNITY Biotechnology Inc.	885,401	5,312
*	Lucira Health Inc.	438,786	5,309
*,1	Savara Inc.	2,545,729	5,295
*,1	SOC Telemed Inc.	836,600	5,262
*	Exagen Inc.	299,858	5,248
*	Harrow Health Inc.	771,304	5,206
*	Calithera Biosciences Inc.	2,126,813	5,147
*	Enzo Biochem Inc.	1,494,217	5,140
*,1	ContraFect Corp.	1,070,281	5,137
*	Acutus Medical Inc.	378,417	5,059
*	Sigilon Therapeutics Inc.	225,702	5,044
*,1	PLx Pharma Inc.	553,241	4,996
*,1	Retractable Technologies Inc.	389,244	4,990
*	Adamas Pharmaceuticals Inc.	1,032,362	4,955
*	GlycoMimetics Inc.	1,643,582	4,947

		Shares	Market Value ($000)
*,1	Genprex Inc.	1,143,300	4,928
*	Inotiv Inc.	246,302	4,926
*	Voyager Therapeutics Inc.	1,031,373	4,858
*	Vincerx Pharma Inc.	250,746	4,839
*,1	KemPharm Inc.	523,700	4,818
*	Cabaletta Bio Inc.	430,777	4,782
*,1	Castlight Health Inc. Class B	3,132,276	4,730
*,1	Soliton Inc.	267,287	4,696
*	iRadimed Corp.	181,926	4,688
*,1	Yumanity Therapeutics Inc.	253,324	4,585
*	Checkpoint Therapeutics Inc.	1,447,580	4,545
*	Mustang Bio Inc.	1,367,501	4,540
*	Tarsus Pharmaceuticals Inc.	140,591	4,531
*,1	Aytu BioPharma Inc.	595,106	4,523
*	Dyadic International Inc.	818,245	4,492
*	Protara Therapeutics Inc.	284,100	4,472
*,1	Heat Biologics Inc.	612,227	4,457
*,1	Corbus Pharmaceuticals Holdings Inc.	2,244,388	4,421
*	Tricida Inc.	835,778	4,421
*	Conformis Inc.	4,451,578	4,407
*	Harvard Bioscience Inc.	805,788	4,400
*,1	Atossa Therapeutics Inc.	2,080,920	4,391
*	Assembly Biosciences Inc.	952,579	4,382
*,1	Anixa Biosciences Inc.	927,178	4,339
*	FONAR Corp.	237,021	4,288
*,1	Marker Therapeutics Inc.	1,908,193	4,274
*	Inhibrx Inc.	211,473	4,244
*,1	Kaleido Biosciences Inc.	523,722	4,242
*	Oncorus Inc.	303,631	4,227
*,1	Evofem Biosciences Inc.	2,400,194	4,200
*,1	Palatin Technologies Inc.	6,080,943	4,193
*	Catalyst Biosciences Inc.	825,860	4,162
*,1	ADMA Biologics Inc.	2,360,314	4,154
*	Alpine Immune Sciences Inc.	391,474	4,150
*	SCYNEXIS Inc.	518,494	4,117
*	Larimar Therapeutics Inc.	278,350	4,067
*	Orgenesis Inc.	704,765	4,038
*,1	PhaseBio Pharmaceuticals Inc.	1,155,803	3,999
*	NeuBase Therapeutics Inc.	539,822	3,989
*	Champions Oncology Inc.	352,145	3,979
*	Concert Pharmaceuticals Inc.	796,804	3,976
*	Codiak Biosciences Inc.	262,845	3,964
*,1	Biodesix Inc.	193,615	3,932
*	IsoRay Inc.	3,606,059	3,931
*,1	Abeona Therapeutics Inc.	2,059,642	3,872
*,1	Adamis Pharmaceuticals Corp.	4,092,849	3,847
*	Five Star Senior Living Inc.	623,978	3,819
*,1	Hepion Pharmaceuticals Inc.	2,069,200	3,807
*	Tela Bio Inc.	252,761	3,766
*	X4 Pharmaceuticals Inc.	435,331	3,748
*,1	Biolase Inc.	4,387,500	3,698
*,1	Lipocine Inc.	2,396,307	3,618
*	F-star Therapeutics Inc.	333,742	3,614
*	Repro-Med Systems Inc.	1,018,896	3,587
*	Strongbridge Biopharma plc	1,295,425	3,575
*	Exicure Inc.	1,638,717	3,572
*	Cidara Therapeutics Inc.	1,335,562	3,553
*,1	Inozyme Pharma Inc.	179,321	3,551

		Shares	Market Value ($000)
*,1	Avinger Inc.	2,345,457	3,542
*	SQZ Biotechnologies Co.	257,360	3,521
*,1	Genocea Biosciences Inc.	1,292,641	3,503
*	Checkmate Pharmaceuticals Inc.	285,311	3,464
*,1	Avenue Therapeutics Inc.	568,684	3,452
*,1	Caladrius Biosciences Inc.	1,773,846	3,424
*,1	Assertio Holdings Inc.	4,972,118	3,393
*	Cerecor Inc.	1,122,035	3,389
*	Minerva Neurosciences Inc.	1,155,739	3,375
*,1	Second Sight Medical Products Inc.	407,661	3,363
*	Tracon Pharmaceuticals Inc.	406,000	3,341
*	Optinose Inc.	901,621	3,327
*	Aileron Therapeutics Inc.	2,312,272	3,307
*	Otonomy Inc.	1,295,611	3,304
*,1	Oragenics Inc.	3,554,201	3,223
*,1	Zosano Pharma Corp.	2,566,514	3,182
*,1	Immunome Inc.	93,273	3,160
*	scPharmaceuticals Inc.	473,719	3,150
*,1	Zynerba Pharmaceuticals Inc.	674,486	3,136
*	Summit Therapeutics Inc.	533,363	3,131
*	Celcuity Inc.	216,746	3,108
*,1	Eton Pharmaceuticals Inc.	419,965	3,074
*	Equillium Inc.	426,233	3,048
*	Foghorn Therapeutics Inc.	230,182	3,034
*	Aptinyx Inc. Class A	1,009,636	3,029
*	NextCure Inc.	301,832	3,021
*	Baudax Bio Inc.	2,335,417	3,013
*	Alignment Healthcare Inc.	136,884	3,002
*	cbdMD Inc.	719,500	2,979
*,1	AIM ImmunoTech Inc.	1,310,600	2,975
*	Cyclerion Therapeutics Inc.	1,064,673	2,970
*,1	OncoSec Medical Inc.	620,695	2,961
*,1	Greenwich Lifesciences Inc.	86,778	2,958
*,1	ENDRA Life Sciences Inc.	1,134,800	2,950
*	LogicBio Therapeutics Inc.	404,354	2,944
*,1	BrainStorm Cell Therapeutics Inc.	758,924	2,907
*,1	Regulus Therapeutics Inc.	1,846,356	2,880
*	Axcella Health Inc.	600,493	2,858
*	IRIDEX Corp.	411,859	2,780
*	Achieve Life Sciences Inc.	239,100	2,769
*	Diffusion Pharmaceuticals Inc.	3,006,200	2,758
*	Capricor Therapeutics Inc.	587,200	2,748
*	Galera Therapeutics Inc.	308,571	2,722
*,1	SELLAS Life Sciences Group Inc.	318,462	2,720
*	NantHealth Inc.	846,241	2,716
*,1	Sensei Biotherapeutics Inc.	185,292	2,692
*,1	BioSig Technologies Inc.	622,975	2,685
*,1	Leap Therapeutics Inc.	1,409,450	2,678
*,1	Actinium Pharmaceuticals Inc.	349,795	2,665
*	NeuroBo Pharmaceuticals Inc.	604,172	2,658
*	Lantern Pharma Inc.	145,940	2,647
*	Clearside Biomedical Inc.	1,071,059	2,646
*,1	Celsion Corp.	1,881,608	2,597
*	Sio Gene Therapies Inc.	986,282	2,574
*,1	Myomo Inc.	195,800	2,506
*	LENSAR Inc.	343,067	2,491
*,1	Biomerica Inc.	452,719	2,472
*	MTBC Inc.	296,114	2,461

		Shares	Market Value ($000)
*,1	Aprea Therapeutics Inc.	482,121	2,459
*	Annovis Bio Inc.	88,131	2,459
*,1	Inmune Bio Inc.	206,650	2,455
*	PDS Biotechnology Corp.	537,946	2,448
*	Pro-Dex Inc.	90,139	2,429
*,1	OpGen Inc.	967,700	2,419
*	Edgewise Therapeutics Inc.	72,502	2,356
*	Merrimack Pharmaceuticals Inc.	369,747	2,322
*,1	Galectin Therapeutics Inc.	1,065,160	2,311
*	Aravive Inc.	350,035	2,307
*,1	Aquestive Therapeutics Inc.	443,278	2,305
*,1	La Jolla Pharmaceutical Co.	536,501	2,275
*	Design Therapeutics Inc.	75,569	2,260
*,1	Corvus Pharmaceuticals Inc.	724,661	2,232
*,1	Beyond Air Inc.	405,540	2,230
*,1	ElectroCore Inc.	1,075,176	2,215
*,1	Rockwell Medical Inc.	1,897,553	2,201
*	Biocept Inc.	432,307	2,200
*,1	Lumos Pharma Inc.	187,202	2,190
*	Eyenovia Inc.	418,511	2,139
*	Eloxx Pharmaceuticals Inc.	607,180	2,016
*	Aptevo Therapeutics Inc.	65,304	1,993
*,1	180 Life Sciences Corp.	300,936	1,974
*	Viridian Therapeutics Inc.	117,532	1,964
*	Electromed Inc.	185,664	1,957
*	Cellectar Biosciences Inc.	1,203,237	1,937
*,1	Chembio Diagnostics Inc.	546,834	1,919
*,1	Advaxis Inc.	2,599,343	1,914
*	Recro Pharma Inc.	684,253	1,909
*	Synlogic Inc.	530,714	1,900
*	Apollo Endosurgery Inc.	341,395	1,881
*	Capital Senior Living Corp.	46,445	1,788
*,1	Liquidia Corp.	654,845	1,762
*,1	Delcath Systems Inc.	141,500	1,757
*	Sanara Medtech Inc.	55,881	1,741
*,1	Cocrystal Pharma Inc.	1,201,742	1,670
*	Salarius Pharmaceuticals Inc.	1,084,223	1,605
*	Venus Concept Inc.	680,832	1,600
*	Pulmatrix Inc.	1,197,100	1,592
*,1	Cyclacel Pharmaceuticals Inc.	220,159	1,565
*,1	Progenity Inc.	328,143	1,562
*	Aerpio Pharmaceuticals Inc.	1,197,465	1,545
*	Odonate Therapeutics Inc.	448,887	1,535
*	Talis Biomedical Corp.	118,942	1,528
*,1	vTv Therapeutics Inc. Class A	536,812	1,514
*,1	Soleno Therapeutics Inc.	1,199,839	1,512
*	Lyra Therapeutics Inc.	129,020	1,495
*,1	Catabasis Pharmaceuticals Inc.	514,051	1,486
*	Dare Bioscience Inc.	865,741	1,463
*,1	Organovo Holdings Inc.	149,183	1,438
*,1	Viracta Therapeutics Inc.	149,402	1,382
*,1	NexImmune Inc.	72,087	1,375
*	Evoke Pharma Inc.	738,992	1,352
*	Prometheus Biosciences Inc.	73,154	1,336
*,1	Microbot Medical Inc.	152,613	1,299
*	Apria Inc.	46,025	1,285
*	Windtree Therapeutics Inc.	515,929	1,264
*	Metacrine Inc.	190,176	1,179

		Shares	Market Value ($000)
*	Sensus Healthcare Inc.	297,376	1,139
*	Bellerophon Therapeutics Inc.	219,355	1,138
*	Processa Pharmaceuticals Inc.	99,570	1,085
*,1	Brickell Biotech Inc.	988,999	1,078
*,1	Ekso Bionics Holdings Inc.	173,279	1,069
*	Psychemedics Corp.	165,302	1,025
*	Ikena Oncology Inc.	36,253	1,024
*,1	Idera Pharmaceuticals Inc.	777,895	1,011
*	CHF Solutions Inc.	170,600	1,007
*,1	IMARA Inc.	117,914	995
*,1	Soligenix Inc.	608,979	932
*,1	Guardion Health Sciences Inc.	380,184	912
*	Navidea Biopharmaceuticals Inc.	449,841	909
*	Strata Skin Sciences Inc.	525,713	878
*	Allena Pharmaceuticals Inc.	622,163	865
*	Cumberland Pharmaceuticals Inc.	280,820	851
*,1	AzurRx BioPharma Inc.	627,917	841
*	INVO BioScience Inc.	173,200	750
*	NanoViricides Inc.	156,215	737
*	Spruce Biosciences Inc.	44,356	736
*,1	Cohbar Inc.	528,839	719
*,1	AgeX Therapeutics Inc.	426,190	690
*	aTyr Pharma Inc.	152,825	680
*,1	PolarityTE Inc.	600,972	667
*	ImmuCell Corp.	66,289	639
*	Opiant Pharmaceuticals Inc.	59,635	633
*	Alimera Sciences Inc.	62,517	601
*,1	Aziyo Biologics Inc. Class A	42,872	592
*,1	Graybug Vision Inc.	105,889	588
*	Daxor Corp.	47,328	573
*,1	Acorda Therapeutics Inc.	115,038	560
*,1	Longboard Pharmaceuticals Inc.	33,607	548
*	BioCardia Inc.	123,689	537
*,1	Precipio Inc.	209,095	483
*	Aridis Pharmaceuticals Inc.	71,744	423
*	Bio-Path Holdings Inc.	60,240	423
*,1	Vaccinex Inc.	139,733	416
*,1	Bellicum Pharmaceuticals Inc.	106,715	401
*	Decibel Therapeutics Inc.	35,076	398
*	Bioventus Inc. Class A	24,587	376
*	Kintara Therapeutics Inc.	211,200	367
*	Landos Biopharma Inc.	37,989	366
*,1	Predictive Oncology Inc.	295,185	357
*,1	Finch Therapeutics Group Inc.	21,299	339
*	Satsuma Pharmaceuticals Inc.	54,078	320
*	Nephros Inc.	48,125	320
*	Sonnet BioTherapeutics Holdings Inc.	135,963	306
*,1	Acer Therapeutics Inc.	97,290	303
*	Armata Pharmaceuticals Inc.	51,084	244
*	Adial Pharmaceuticals Inc.	90,165	218
*	Seneca Biopharma Inc.	127,517	217
*	Eledon Pharmaceuticals Inc.	19,693	211
*	Millendo Therapeutics Inc.	163,214	196
*	HTG Molecular Diagnostics Inc.	34,900	191
*	Entasis Therapeutics Holdings Inc.	79,862	171
*	Geron Corp. Warrants Exp. 12/31/2025	1,202,419	168
	Petros Pharmaceuticals Inc.	43,424	160
*	Helius Medical Technologies Inc.	8,413	151

		Shares	Market Value ($000)
*,1	Aditx Therapeutics Inc.	58,177	148
*	Histogen Inc.	87,394	114
*	Artelo Biosciences Inc.	64,083	104
*	American Shared Hospital Services	36,338	101
*,1	Cyclo Therapeutics Inc.	11,759	97
*	Trevi Therapeutics Inc.	32,341	88
*	Kadmon Holdings Inc. Warrants Exp. 09/28/2022	169,257	37
*	NovaBay Pharmaceuticals Inc.	40,000	36
*,1	Hoth Therapeutics Inc.	8,642	17
*,3	Elanco Animal Health Inc. CVR	575,457	15
*,1,3	Oncternal Therapeutics Inc. CVR	8,933	9
*	RA Medical Systems Inc.	508	2
*,1,3	Synergy Pharmaceuticals LLC	5,148,145	—
*	Advaxis Inc. Warrants Exp. 09/11/2024	157,660	—
*,3	Lantheus Holdings Inc. CVR	2,319,511	—
			150,770,427
Industrials (14.2%)
	Visa Inc. Class A	47,562,661	10,070,442
	Mastercard Inc. Class A	24,980,598	8,894,342
*	PayPal Holdings Inc.	32,997,286	8,013,061
	Accenture plc Class A	18,626,884	5,145,677
	Honeywell International Inc.	19,595,747	4,253,649
*	Boeing Co.	16,425,430	4,183,886
	Union Pacific Corp.	18,873,560	4,159,921
	Caterpillar Inc.	15,361,886	3,561,961
	United Parcel Service Inc. Class B	20,270,217	3,445,734
	Raytheon Technologies Corp.	42,811,536	3,308,047
	General Electric Co.	247,039,531	3,243,629
	3M Co.	16,320,573	3,144,648
	Deere & Co.	7,970,802	2,982,196
*	Square Inc. Class A	10,981,214	2,493,285
	Lockheed Martin Corp.	6,710,387	2,479,488
	Fidelity National Information Services Inc.	17,502,269	2,460,994
	American Express Co.	17,019,161	2,407,190
	Automatic Data Processing Inc.	11,454,834	2,158,893
	CSX Corp.	21,487,174	2,071,793
*	Fiserv Inc.	16,056,419	1,911,356
	FedEx Corp.	6,720,634	1,908,929
	Norfolk Southern Corp.	7,098,479	1,906,084
	Illinois Tool Works Inc.	8,030,293	1,778,871
	Sherwin-Williams Co.	2,272,090	1,676,825
	Global Payments Inc.	8,318,152	1,676,773
	Capital One Financial Corp.	12,927,117	1,644,717
	Eaton Corp. plc	11,206,404	1,549,622
	Emerson Electric Co.	16,891,736	1,523,972
	Northrop Grumman Corp.	4,229,574	1,368,859
	General Dynamics Corp.	6,856,097	1,244,793
	Johnson Controls International plc	20,306,521	1,211,690
	L3Harris Technologies Inc.	5,921,956	1,200,262
	DuPont de Nemours Inc.	15,162,513	1,171,759
	Parker-Hannifin Corp.	3,637,853	1,147,488
	Trane Technologies plc	6,721,646	1,112,836
	Cummins Inc.	4,162,103	1,078,443
	Carrier Global Corp.	24,501,607	1,034,458
	PPG Industries Inc.	6,670,491	1,002,308
	IHS Markit Ltd.	10,052,988	972,928
	PACCAR Inc.	9,779,536	908,714
	Stanley Black & Decker Inc.	4,532,198	904,944

		Shares	Market Value ($000)
	Paychex Inc.	9,144,477	896,342
	Rockwell Automation Inc.	3,271,812	868,470
*	TransDigm Group Inc.	1,464,173	860,817
	Cintas Corp.	2,517,816	859,356
	Otis Worldwide Corp.	12,224,330	836,755
	AMETEK Inc.	6,492,023	829,226
	Verisk Analytics Inc. Class A	4,589,318	810,887
	Ball Corp.	9,238,327	782,856
*	Mettler-Toledo International Inc.	659,714	762,425
*	Keysight Technologies Inc.	5,250,992	752,992
*	Zebra Technologies Corp. Class A	1,506,679	731,011
	Old Dominion Freight Line Inc.	2,966,302	713,129
	Kansas City Southern	2,560,743	675,831
*	United Rentals Inc.	2,035,753	670,394
	Fortive Corp.	9,042,176	638,739
	Synchrony Financial	15,619,373	635,084
*	FleetCor Technologies Inc.	2,359,208	633,754
	Vulcan Materials Co.	3,735,346	630,340
	Equifax Inc.	3,429,015	621,097
	Martin Marietta Materials Inc.	1,757,338	590,149
*	Generac Holdings Inc.	1,771,915	580,214
	Dover Corp.	4,048,307	555,144
*	Trimble Inc.	7,053,389	548,683
	Xylem Inc.	5,080,840	534,403
*	Ingersoll Rand Inc.	10,599,110	521,582
	Expeditors International of Washington Inc.	4,775,651	514,290
	WW Grainger Inc.	1,255,912	503,533
*	Waters Corp.	1,752,297	497,950
	TransUnion	5,368,195	483,138
	Jacobs Engineering Group Inc.	3,662,752	473,484
	IDEX Corp.	2,139,372	447,813
	Masco Corp.	7,249,681	434,256
*	Teledyne Technologies Inc.	1,042,431	431,202
	Westinghouse Air Brake Technologies Corp.	5,058,416	400,424
	JB Hunt Transport Services Inc.	2,381,908	400,327
	Cognex Corp.	4,702,624	390,271
	Westrock Co.	7,423,675	386,402
*	Fair Isaac Corp.	782,517	380,342
	Fortune Brands Home & Security Inc.	3,904,533	374,132
	Crown Holdings Inc.	3,793,741	368,145
	CH Robinson Worldwide Inc.	3,776,653	360,406
	Packaging Corp. of America	2,668,715	358,889
	Textron Inc.	6,376,613	357,600
	Snap-on Inc.	1,528,088	352,591
*	Howmet Aerospace Inc.	10,969,823	352,460
	Quanta Services Inc.	3,913,269	344,289
	Graco Inc.	4,755,996	340,624
	RPM International Inc.	3,662,989	336,446
	Jack Henry & Associates Inc.	2,143,512	325,214
	Allegion plc	2,554,975	320,956
	Toro Co.	3,037,598	313,298
	Booz Allen Hamilton Holding Corp. Class A	3,879,302	312,400
	HEICO Corp. Class A	2,737,319	310,959
*	Mohawk Industries Inc.	1,584,891	304,790
*	Bill.com Holdings Inc.	2,089,854	304,074
	Lennox International Inc.	958,590	298,687
*	Trex Co. Inc.	3,261,279	298,537
	Nordson Corp.	1,474,326	292,919

		Shares	Market Value ($000)
	Pentair plc	4,667,020	290,849
	MKS Instruments Inc.	1,558,148	288,912
	Hubbell Inc. Class B	1,529,337	285,818
	Western Union Co.	11,567,762	285,261
*	XPO Logistics Inc.	2,305,385	284,254
	Owens Corning	2,961,046	272,683
*	Builders FirstSource Inc.	5,766,335	267,385
*	AECOM	4,160,630	266,738
*	WEX Inc.	1,245,208	260,522
	AptarGroup Inc.	1,834,270	259,861
*	Middleby Corp.	1,566,314	259,617
	A O Smith Corp.	3,835,948	259,348
*	Sensata Technologies Holding plc	4,439,524	257,270
*	Axon Enterprise Inc.	1,793,035	255,364
	Carlisle Cos. Inc.	1,504,186	247,559
	AGCO Corp.	1,690,297	242,811
	Watsco Inc.	925,131	241,228
	Robert Half International Inc.	3,032,237	236,727
*	Berry Global Group Inc.	3,770,760	231,525
	Oshkosh Corp.	1,926,632	228,614
	Genpact Ltd.	5,325,303	228,029
	Huntington Ingalls Industries Inc.	1,080,348	222,390
	ITT Inc.	2,437,871	221,627
	Brunswick Corp.	2,196,193	209,451
	FLIR Systems Inc.	3,702,047	209,055
	Tetra Tech Inc.	1,524,510	206,906
	Donaldson Co. Inc.	3,557,324	206,894
	Lincoln Electric Holdings Inc.	1,679,391	206,464
	Woodward Inc.	1,685,529	203,325
	Knight-Swift Transportation Holdings Inc. Class A	4,216,947	202,793
	Sealed Air Corp.	4,380,725	200,725
*	TopBuild Corp.	932,990	195,396
*	Euronet Worldwide Inc.	1,409,034	194,869
*	Paylocity Holding Corp.	1,074,344	193,199
	Littelfuse Inc.	686,352	181,499
	MDU Resources Group Inc.	5,669,892	179,225
	Landstar System Inc.	1,085,230	179,128
	Sonoco Products Co.	2,815,328	178,210
	BWX Technologies Inc.	2,684,208	176,997
*	Axalta Coating Systems Ltd.	5,924,929	175,259
*	Coherent Inc.	687,751	173,925
	EMCOR Group Inc.	1,541,838	172,933
*	Saia Inc.	740,988	170,857
	Acuity Brands Inc.	1,018,546	168,060
	Louisiana-Pacific Corp.	3,004,066	166,606
	Regal Beloit Corp.	1,145,699	163,468
	CoreLogic Inc.	2,062,450	163,449
	Eagle Materials Inc.	1,182,737	158,972
	MSA Safety Inc.	1,043,357	156,524
	MAXIMUS Inc.	1,731,722	154,193
	ManpowerGroup Inc.	1,554,114	153,702
	KBR Inc.	3,974,354	152,575
	Rexnord Corp.	3,183,500	149,911
	Air Lease Corp. Class A	3,051,462	149,522
	Alliance Data Systems Corp.	1,330,716	149,160
*	MasTec Inc.	1,562,146	146,373
	Spirit AeroSystems Holdings Inc. Class A	2,982,664	145,107
*	Chart Industries Inc.	1,017,254	144,806

		Shares	Market Value ($000)
	Advanced Drainage Systems Inc.	1,395,759	144,308
*	Vontier Corp.	4,755,413	143,946
	Flowserve Corp.	3,672,798	142,541
	Valmont Industries Inc.	597,001	141,889
	Exponent Inc.	1,455,281	141,817
*	WillScot Mobile Mini Holdings Corp.	5,085,345	141,118
*	Colfax Corp.	3,180,330	139,330
	Graphic Packaging Holding Co.	7,552,332	137,150
	Curtiss-Wright Corp.	1,154,406	136,913
*	FTI Consulting Inc.	968,481	135,694
*	ASGN Inc.	1,410,767	134,644
	nVent Electric plc	4,733,665	132,117
	Crane Co.	1,392,268	130,748
	Allison Transmission Holdings Inc.	3,145,325	128,424
	Simpson Manufacturing Co. Inc.	1,222,122	126,771
*	WESCO International Inc.	1,414,049	122,358
	Armstrong World Industries Inc.	1,350,348	121,653
*,1	Marathon Digital Holdings Inc.	2,516,920	120,863
	John Bean Technologies Corp.	896,635	119,557
*	ACI Worldwide Inc.	3,128,155	119,026
	Ryder System Inc.	1,525,817	115,428
*	Resideo Technologies Inc.	4,024,798	113,701
	MSC Industrial Direct Co. Inc. Class A	1,241,535	111,974
*,1	Virgin Galactic Holdings Inc.	3,644,042	111,617
*	Itron Inc.	1,257,864	111,510
*	Mercury Systems Inc.	1,577,244	111,432
	Brink's Co.	1,401,093	111,009
*	AZEK Co. Inc. Class A	2,632,575	110,700
	EnerSys	1,198,753	108,847
	Triton International Ltd.	1,890,999	103,986
*	Kirby Corp.	1,680,451	101,298
	Altra Industrial Motion Corp.	1,826,040	101,017
	Applied Industrial Technologies Inc.	1,086,337	99,041
*,1	Bloom Energy Corp. Class A	3,659,032	98,977
*	AMN Healthcare Services Inc.	1,324,526	97,618
	ABM Industries Inc.	1,881,508	95,976
	UniFirst Corp.	426,253	95,357
	Korn Ferry	1,525,987	95,176
*	Proto Labs Inc.	779,908	94,954
*	Kratos Defense & Security Solutions Inc.	3,476,366	94,835
	Kennametal Inc.	2,358,406	94,265
*	Atkore Inc.	1,306,368	93,928
	Aerojet Rocketdyne Holdings Inc.	1,980,823	93,019
*	Fluor Corp.	3,976,788	91,824
	HB Fuller Co.	1,455,459	91,563
	Watts Water Technologies Inc. Class A	768,924	91,356
	GATX Corp.	984,230	91,277
*	Summit Materials Inc. Class A	3,239,203	90,762
	Silgan Holdings Inc.	2,152,262	90,460
	Hillenbrand Inc.	1,884,200	89,895
*	TriNet Group Inc.	1,115,091	86,932
	Terex Corp.	1,874,125	86,341
	Franklin Electric Co. Inc.	1,088,673	85,940
	Insperity Inc.	1,024,818	85,818
*	Shift4 Payments Inc. Class A	1,025,868	84,131
*	Gibraltar Industries Inc.	908,425	83,130
	AAON Inc.	1,173,395	82,149
*	Beacon Roofing Supply Inc.	1,567,887	82,032

		Shares	Market Value ($000)
*	ExlService Holdings Inc.	898,150	80,977
*	Masonite International Corp.	692,989	79,860
*	Dycom Industries Inc.	857,886	79,655
	ESCO Technologies Inc.	725,756	79,028
	Werner Enterprises Inc.	1,650,139	77,837
	Matson Inc.	1,161,357	77,463
	Badger Meter Inc.	818,119	76,142
*	Allegheny Technologies Inc.	3,603,556	75,891
*,4	API Group Corp.	3,656,443	75,615
	HEICO Corp.	597,226	75,131
	SPX FLOW Inc.	1,184,190	74,995
	EVERTEC Inc.	2,012,952	74,922
	Installed Building Products Inc.	667,999	74,068
*	SPX Corp.	1,259,151	73,371
	Maxar Technologies Inc.	1,927,353	72,892
	Comfort Systems USA Inc.	968,390	72,407
	Albany International Corp. Class A	864,270	72,141
*	AeroVironment Inc.	619,096	71,852
*	Herc Holdings Inc.	693,301	70,252
*	Pluralsight Inc. Class A	3,095,537	69,154
	Brady Corp. Class A	1,283,964	68,628
*,1	Danimer Scientific Inc.	1,804,045	68,103
	Moog Inc. Class A	815,383	67,799
*,1	Nikola Corp.	4,874,027	67,700
	Macquarie Infrastructure Corp.	2,121,468	67,484
	Forward Air Corp.	758,090	67,326
	Barnes Group Inc.	1,348,752	66,817
*	Green Dot Corp. Class A	1,448,501	66,327
	ManTech International Corp. Class A	762,073	66,262
	Cubic Corp.	887,811	66,204
	Trinity Industries Inc.	2,322,430	66,166
*	O-I Glass Inc.	4,435,586	65,381
	Federal Signal Corp.	1,676,967	64,228
*	Navistar International Corp.	1,408,590	62,020
*	CryoPort Inc.	1,171,050	60,906
	Mueller Water Products Inc. Class A	4,376,624	60,791
	Helios Technologies Inc.	830,307	60,504
*	Meritor Inc.	2,035,686	59,890
*	Hub Group Inc. Class A	882,021	59,342
	Kadant Inc.	319,834	59,172
*	JELD-WEN Holding Inc.	2,126,225	58,875
*	Welbilt Inc.	3,580,866	58,189
	CSW Industrials Inc.	422,987	57,103
	Belden Inc.	1,248,096	55,378
	McGrath RentCorp	670,044	54,039
	Patrick Industries Inc.	629,701	53,525
	Otter Tail Corp.	1,155,488	53,349
	Granite Construction Inc.	1,313,512	52,869
*,1	Affirm Holdings Inc. Class A	731,690	51,745
	TTEC Holdings Inc.	510,460	51,276
	Greif Inc. Class A	897,771	51,173
	Lindsay Corp.	303,168	50,514
	Deluxe Corp.	1,192,966	50,057
*	Verra Mobility Corp. Class A	3,669,108	49,661
*	Atlas Air Worldwide Holdings Inc.	818,730	49,484
	EnPro Industries Inc.	578,320	49,313
*,1	Desktop Metal Inc. Class A	3,294,600	49,090
*	Vicor Corp.	570,370	48,499

		Shares	Market Value ($000)
	Alamo Group Inc.	309,612	48,346
	Primoris Services Corp.	1,454,624	48,192
*	Sykes Enterprises Inc.	1,083,334	47,753
*	Repay Holdings Corp. Class A	2,014,733	47,306
	Astec Industries Inc.	625,827	47,200
	ArcBest Corp.	668,142	47,017
*	GMS Inc.	1,123,138	46,891
*	Air Transport Services Group Inc.	1,589,699	46,515
*	American Woodmark Corp.	471,112	46,442
*	CBIZ Inc.	1,409,715	46,041
	Enerpac Tool Group Corp. Class A	1,701,033	44,431
*	Cimpress plc	438,718	43,929
	ICF International Inc.	493,293	43,114
*	OSI Systems Inc.	443,005	42,573
*	FARO Technologies Inc.	491,250	42,528
*,1	Workhorse Group Inc.	3,071,645	42,297
	Greenbrier Cos. Inc.	894,754	42,250
	Schneider National Inc. Class B	1,689,324	42,182
	Griffon Corp.	1,481,442	40,251
*	Ferro Corp.	2,382,841	40,175
	Kaman Corp.	765,049	39,239
*	Cardtronics plc Class A	1,005,402	39,010
*	AAR Corp.	935,046	38,945
	Tennant Co.	486,179	38,841
*	PGT Innovations Inc.	1,531,724	38,676
	Raven Industries Inc.	1,001,215	38,377
*	TriMas Corp.	1,263,913	38,322
	Encore Wire Corp.	552,855	37,113
	AZZ Inc.	734,164	36,965
	ADT Inc.	4,323,816	36,493
*	Evo Payments Inc. Class A	1,275,888	35,112
*	NV5 Global Inc.	358,672	34,637
	Shyft Group Inc.	930,350	34,609
	H&E Equipment Services Inc.	890,614	33,843
	Standex International Corp.	352,491	33,688
*,1	Hyliion Holdings Corp.	3,114,648	33,233
*	Huron Consulting Group Inc.	652,846	32,890
	Columbus McKinnon Corp.	620,696	32,748
	Mesa Laboratories Inc.	133,170	32,427
*	US Concrete Inc.	439,173	32,200
*	MYR Group Inc.	443,873	31,812
*	MTS Systems Corp.	545,253	31,734
*	Conduent Inc.	4,551,318	30,312
	Douglas Dynamics Inc.	647,757	29,894
	Apogee Enterprises Inc.	707,457	28,921
	Kforce Inc.	538,867	28,883
*	Montrose Environmental Group Inc.	570,312	28,624
*	Construction Partners Inc. Class A	944,740	28,229
	Wabash National Corp.	1,462,781	27,500
	Marten Transport Ltd.	1,600,639	27,163
*	Advantage Solutions Inc.	2,296,943	27,127
*	Triumph Group Inc.	1,450,663	26,663
	Chase Corp.	226,679	26,383
*,1	BTRS Holdings Inc.	1,785,100	25,830
	Heartland Express Inc.	1,293,309	25,323
*	Cornerstone Building Brands Inc.	1,779,508	24,966
*	Energy Recovery Inc.	1,358,723	24,919
	Hyster-Yale Materials Handling Inc.	285,848	24,903

		Shares	Market Value ($000)
*	Great Lakes Dredge & Dock Corp.	1,690,797	24,652
	Quanex Building Products Corp.	938,202	24,609
*	Aegion Corp. Class A	805,799	23,167
	Argan Inc.	425,533	22,702
*	TrueBlue Inc.	1,018,914	22,436
*,1	Velodyne Lidar Inc.	1,957,751	22,318
*	SEACOR Holdings Inc.	544,418	22,185
*	Echo Global Logistics Inc.	699,984	21,986
*	Hayward Holdings Inc.	1,297,463	21,901
*	Kelly Services Inc. Class A	975,592	21,726
*	Paya Holdings Inc. Class A	1,969,200	21,582
*	Tutor Perini Corp.	1,129,589	21,406
*	Donnelley Financial Solutions Inc.	767,300	21,354
	CAI International Inc.	460,122	20,945
*	SP Plus Corp.	635,849	20,849
	Myers Industries Inc.	1,045,545	20,660
*	Manitowoc Co. Inc.	995,232	20,522
	Gorman-Rupp Co.	614,088	20,332
*	Gates Industrial Corp. plc	1,258,216	20,119
*	Modine Manufacturing Co.	1,333,037	19,689
*	BrightView Holdings Inc.	1,161,488	19,594
*	Forterra Inc.	836,228	19,442
*	CIRCOR International Inc.	556,911	19,392
*	Ducommun Inc.	316,915	19,015
	Heidrick & Struggles International Inc.	519,570	18,559
*,1	Eos Energy Enterprises Inc.	938,000	18,497
*	Ranpak Holdings Corp. Class A	908,232	18,219
*	Veritiv Corp.	426,738	18,153
	Cass Information Systems Inc.	382,430	17,695
*	Thermon Group Holdings Inc.	898,570	17,513
*	Sterling Construction Co. Inc.	748,992	17,377
*	Lydall Inc.	508,468	17,156
*	Vectrus Inc.	320,610	17,133
*	USA Technologies Inc.	1,427,200	16,727
*	Rekor Systems Inc.	811,657	16,225
	Insteel Industries Inc.	512,622	15,809
*	Vivint Smart Home Inc.	1,100,614	15,761
*	Babcock & Wilcox Enterprises Inc.	1,629,410	15,431
	Miller Industries Inc.	330,578	15,269
*	PAE Inc.	1,679,053	15,145
	National Presto Industries Inc.	147,465	15,052
	CRA International Inc.	197,182	14,718
	Ennis Inc.	685,494	14,635
	Barrett Business Services Inc.	208,631	14,366
	Resources Connection Inc.	1,059,180	14,341
*	Aspen Aerogels Inc.	690,426	14,043
*	DXP Enterprises Inc.	459,085	13,851
*,1	ExOne Co.	441,158	13,835
*	Forrester Research Inc.	324,569	13,788
	REV Group Inc.	718,745	13,771
*	Titan Machinery Inc.	535,990	13,668
[1]	International Seaways Inc.	705,083	13,665
	Pactiv Evergreen Inc.	994,325	13,662
*	Willdan Group Inc.	332,362	13,643
*	Titan International Inc.	1,449,470	13,451
*	Napco Security Technologies Inc.	383,595	13,361
*	Cross Country Healthcare Inc.	1,065,375	13,307
	Allied Motion Technologies Inc.	242,885	12,467

		Shares	Market Value ($000)
*	Yellow Corp.	1,398,146	12,290
*	International Money Express Inc.	808,017	12,128
	VSE Corp.	306,334	12,100
*	Astronics Corp.	650,821	11,741
*	Vishay Precision Group Inc.	378,574	11,664
*	GreenSky Inc. Class A	1,860,427	11,516
*	Daseke Inc.	1,354,865	11,503
*	Transcat Inc.	231,438	11,359
*	IES Holdings Inc.	215,397	10,858
*	I3 Verticals Inc. Class A	336,563	10,476
*	BlueLinx Holdings Inc.	267,274	10,474
	Kronos Worldwide Inc.	666,669	10,200
*	Blue Bird Corp.	394,202	9,867
*	Franklin Covey Co.	347,262	9,824
*	Team Inc.	847,021	9,766
*	Commercial Vehicle Group Inc.	1,006,626	9,714
*	Acacia Research Corp.	1,421,963	9,456
*,1	Eagle Bulk Shipping Inc.	254,304	9,185
	Powell Industries Inc.	260,161	8,812
*	Radiant Logistics Inc.	1,191,409	8,280
	Park Aerospace Corp.	619,224	8,186
*	Lawson Products Inc.	154,954	8,036
*	US Xpress Enterprises Inc. Class A	673,204	7,910
*,1	Infrastructure & Energy Alternatives Inc.	482,908	7,871
*,1	AgEagle Aerial Systems Inc.	1,256,800	7,868
*	GP Strategies Corp.	450,656	7,864
*	RR Donnelley & Sons Co.	1,931,025	7,840
*	Luna Innovations Inc.	742,314	7,817
*	CECO Environmental Corp.	958,703	7,603
*	ShotSpotter Inc.	216,672	7,599
	Park-Ohio Holdings Corp.	234,858	7,396
*	Gencor Industries Inc.	535,128	7,176
	LSI Industries Inc.	819,344	6,989
*	Horizon Global Corp.	644,159	6,654
	Hurco Cos. Inc.	185,805	6,559
*	Iteris Inc.	1,053,468	6,500
*	Concrete Pumping Holdings Inc.	865,335	6,412
*	Covenant Logistics Group Inc. Class A	311,191	6,407
	United States Lime & Minerals Inc.	47,849	6,398
*	Mistras Group Inc.	523,821	5,977
*,1	HC2 Holdings Inc.	1,515,805	5,972
*	Atlanticus Holdings Corp.	192,515	5,839
	Preformed Line Products Co.	84,550	5,813
*	Orion Energy Systems Inc.	831,757	5,789
*	General Finance Corp.	463,554	5,632
*,1	IZEA Worldwide Inc.	1,489,300	5,615
*	StarTek Inc.	693,222	5,511
	Universal Logistics Holdings Inc.	207,795	5,467
*	DHI Group Inc.	1,602,569	5,369
	Graham Corp.	354,830	5,053
*	Information Services Group Inc.	1,136,581	5,001
*	Orion Group Holdings Inc.	803,116	4,875
*,1	Energous Corp.	1,199,291	4,869
*,1	EVI Industries Inc.	153,282	4,410
*	L B Foster Co. Class A	243,313	4,355
	BGSF Inc.	308,654	4,321
*	ServiceSource International Inc.	2,899,331	4,262
*	Paysign Inc.	973,374	4,254

		Shares	Market Value ($000)
*	Manitex International Inc.	516,837	4,078
*	Select Interior Concepts Inc. Class A	555,823	4,002
	HireQuest Inc.	226,454	3,906
*	PFSweb Inc.	577,483	3,898
*	Mayville Engineering Co. Inc.	268,889	3,867
*	Overseas Shipholding Group Inc. Class A	1,809,004	3,727
*,1	MICT Inc.	1,723,800	3,568
*	PAM Transportation Services Inc.	56,669	3,496
*	Atlas Technical Consultants Inc. Class A	341,840	3,490
*	Ultralife Corp.	419,938	3,477
*	ClearSign Technologies Corp.	587,850	3,339
*,1	Alpha Pro Tech Ltd.	331,283	3,233
*	AerSale Corp.	258,600	3,178
*	USA Truck Inc.	162,664	3,109
*	Core Molding Technologies Inc.	263,220	3,087
*,1	AIkido Pharma Inc.	2,683,200	3,059
*	Broadwind Inc.	453,193	2,991
*	Twin Disc Inc.	308,848	2,953
*,1	Wrap Technologies Inc.	529,456	2,944
*	Armstrong Flooring Inc.	588,289	2,877
*	Usio Inc.	447,199	2,871
*	Research Solutions Inc.	1,231,900	2,858
*	Target Hospitality Corp.	1,086,689	2,728
*	LightPath Technologies Inc. Class A	871,749	2,702
*	Hill International Inc.	842,331	2,695
*	Quad/Graphics Inc.	728,555	2,572
*	Limbach Holdings Inc.	229,935	2,428
*	Houston Wire & Cable Co.	438,500	2,289
*	Huttig Building Products Inc.	622,851	2,280
*	Volt Information Sciences Inc.	572,256	2,255
*,1	Polar Power Inc.	161,302	2,240
*	Frequency Electronics Inc.	197,467	2,229
*	Toughbuilt Industries Inc.	2,314,700	2,176
*	CPI Aerostructures Inc.	436,504	1,982
	Innovative Solutions & Support Inc.	297,609	1,881
*	DLH Holdings Corp.	186,912	1,854
*	Nesco Holdings Inc.	191,115	1,787
*,1	Coda Octopus Group Inc.	183,468	1,605
*	Performant Financial Corp.	744,195	1,600
*	FreightCar America Inc.	242,168	1,597
*,1	ENGlobal Corp.	347,632	1,571
*	RF Industries Ltd.	248,889	1,508
*	Hudson Technologies Inc.	884,344	1,424
*	Diversey Holdings Ltd.	94,742	1,394
*	Willis Lease Finance Corp.	28,942	1,258
	Greif Inc. Class B	21,960	1,257
*,1	Digital Ally Inc.	770,205	1,255
*	Odyssey Marine Exploration Inc.	169,811	1,134
*	Hudson Global Inc.	66,260	1,100
*	Air Industries Group	747,231	1,098
*	Agrify Corp.	77,730	970
*,1	Sypris Solutions Inc.	259,975	866
*,1	Applied DNA Sciences Inc.	109,484	787
*	Air T Inc.	32,804	780
*	Cemtrex Inc.	375,600	706
*,1	Astrotech Corp.	289,092	633
*	OLB Group Inc.	109,700	609
*	LS Starrett Co. Class A	87,251	563

		Shares	Market Value ($000)
	Espey Manufacturing & Electronics Corp.	36,520	555
*	Wireless Telecom Group Inc.	305,882	520
*	ALJ Regional Holdings Inc.	281,448	408
*,1	Lightbridge Corp.	59,325	379
*	Image Sensing Systems Inc.	79,211	357
*	Jewett-Cameron Trading Co. Ltd.	32,900	341
*	Ballantyne Strong Inc.	124,748	326
*	ShiftPixy Inc.	114,467	263
*,1	Bio-key International Inc.	43,547	152
*	P&F Industries Inc. Class A	19,462	128
*	TOMI Environmental Solutions Inc.	28,442	115
*	Servotronics Inc.	5,014	43
*	LGL Group Inc.	2,391	26
*	Air T Funding Warrants Exp. 08/30/2021	90,675	19
*	LGL Group Inc. Warrants Exp. 12/16/2025	2,391	1
*,3	Patriot National Inc.	129,819	—
*	Eagle Bulk Shipping Inc. Warrants Exp. 10/15/2021	1	—
			164,167,908
Other (0.0%)[5]
*,3	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/2024	2,021,007	1,779
*,1,3	Tobira Therapeutics Inc. CVR Exp. 12/31/2028	201,001	911
*,3	Spirit MTA REIT	2,854,330	764
*,3	Aduro Biotech Inc. CVR	415,255	249
*,3	New York REIT Liquidating LLC	19,100	231
*,3	Ocera Therapeutics Inc. CVR	653,477	177
*,3	Proteostasis Therapeutics Inc. CVR	1,195,732	129
*,3	Media General Inc. CVR	2,351,648	91
*,3	Contra A/S CVR	780,631	70
*,3	OncoMed Pharmaceuticals Inc. CVR	255,777	67
*,3	First Eagle Private Credit LLC CVR	551,185	50
*,1,3	Ominto Inc.	101,171	42
*,1	Miragen Therapeutics Inc. CVR	1,753,041	35
*,3	Alexza Pharmaceuticals Inc. CVR	327,391	12
*,3	F-star Therapeutics Inc. CVR	61,021	4
*,3	Ambit Biosciences Corp. CVR	201,330	—
*,3	Omthera Pharmaceuticals Inc. CVR	121,311	—
*,3	Biosante Pharmaceutical Inc. CVR	253,823	—
*,3	NuPathe Inc.	158,681	—
*,3	Adolor Corp. Rights	592,629	—
*,3	Universal Travel Group	42,843	—
*,1,3	Harvest Natural Resources Inc.	51,829	—
*,1,3	Contra Costa County Public Financing Authority CVR	400,874	—
*,3	Contra Costa County Board of Education CVR	70,194	—
*,1	Controp USA Inc. Rights Exp. 04/08/2021	295,671	—
			4,611
Real Estate (3.4%)
	American Tower Corp.	12,517,704	2,992,482
	Prologis Inc.	20,811,658	2,206,036
	Crown Castle International Corp.	12,153,815	2,092,036
	Equinix Inc.	2,516,217	1,709,996
	Digital Realty Trust Inc.	7,903,789	1,113,170
	Simon Property Group Inc.	9,255,107	1,052,954
	Public Storage	4,189,989	1,033,922
*	CoStar Group Inc.	1,110,924	913,057
	SBA Communications Corp. Class A	3,095,925	859,274
	Welltower Inc.	11,768,677	842,990
	Equity Residential	10,516,487	753,296

		Shares	Market Value ($000)
	Weyerhaeuser Co.	21,079,758	750,439
	AvalonBay Communities Inc.	3,937,969	726,595
*	CBRE Group Inc. Class A	8,984,938	710,798
	Realty Income Corp.	10,508,572	667,294
	Alexandria Real Estate Equities Inc.	3,846,332	631,952
	Ventas Inc.	10,560,019	563,271
	Invitation Homes Inc.	15,954,924	510,398
	Essex Property Trust Inc.	1,833,580	498,440
	Extra Space Storage Inc.	3,696,747	490,004
	Healthpeak Properties Inc.	15,174,537	481,640
	Sun Communities Inc.	3,140,972	471,271
	Mid-America Apartment Communities Inc.	3,223,154	465,295
	Duke Realty Corp.	10,541,293	441,996
	VICI Properties Inc.	15,136,897	427,466
	Boston Properties Inc.	3,950,079	399,985
*	Zillow Group Inc. Class C	3,062,822	397,064
	UDR Inc.	8,358,697	366,612
	WP Carey Inc.	4,949,429	350,222
	Medical Properties Trust Inc.	16,285,041	346,546
*	Host Hotels & Resorts Inc.	19,841,919	334,336
*	Zillow Group Inc. Class A	2,514,405	330,343
	Camden Property Trust	2,754,566	302,754
	Iron Mountain Inc.	8,109,276	300,124
	Equity LifeStyle Properties Inc.	4,625,114	294,342
	Americold Realty Trust	7,076,963	272,251
	Regency Centers Corp.	4,786,462	271,440
	Gaming & Leisure Properties Inc.	6,242,099	264,852
*	Jones Lang LaSalle Inc.	1,439,181	257,671
	American Homes 4 Rent Class A	7,561,294	252,094
	VEREIT Inc.	6,425,252	248,143
	Omega Healthcare Investors Inc.	6,511,234	238,507
	Vornado Realty Trust	5,125,781	232,659
	CyrusOne Inc.	3,405,392	230,613
	Lamar Advertising Co. Class A	2,441,151	229,273
*	RealPage Inc.	2,592,746	226,087
	STORE Capital Corp.	6,678,417	223,727
	Federal Realty Investment Trust	2,152,464	218,367
	National Retail Properties Inc.	4,934,203	217,450
	Kimco Realty Corp.	11,543,002	216,431
	Kilroy Realty Corp.	3,277,840	215,125
	CubeSmart	5,525,888	209,044
	Rexford Industrial Realty Inc.	3,677,558	185,349
*	Redfin Corp.	2,757,536	183,624
	Life Storage Inc.	2,112,661	181,583
	Apartment Income REIT Corp.	4,200,124	179,597
	Healthcare Trust of America Inc. Class A	6,194,730	170,851
	Brixmor Property Group Inc.	8,396,360	169,858
	American Campus Communities Inc.	3,881,637	167,570
	First Industrial Realty Trust Inc.	3,643,183	166,821
	EastGroup Properties Inc.	1,111,531	159,260
	STAG Industrial Inc.	4,437,783	149,154
	Cousins Properties Inc.	4,209,632	148,811
	Douglas Emmett Inc.	4,727,900	148,456
	CoreSite Realty Corp.	1,211,847	145,240
*	Park Hotels & Resorts Inc.	6,639,728	143,285
[1]	SL Green Realty Corp.	1,991,441	139,381
	Spirit Realty Capital Inc.	3,228,669	137,218
	Highwoods Properties Inc.	2,945,210	126,467

		Shares	Market Value ($000)
	Rayonier Inc.	3,857,909	124,418
	Innovative Industrial Properties Inc.	675,658	121,727
	Agree Realty Corp.	1,788,884	120,410
	Healthcare Realty Trust Inc.	3,899,936	118,246
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,083,411	116,879
	Hudson Pacific Properties Inc.	4,292,932	116,467
	JBG SMITH Properties	3,540,830	112,563
	QTS Realty Trust Inc. Class A	1,807,207	112,119
	Terreno Realty Corp.	1,919,245	110,875
*	Howard Hughes Corp.	1,162,440	110,583
*	Ryman Hospitality Properties Inc.	1,401,764	108,651
	Physicians Realty Trust	5,883,959	103,970
	Sabra Health Care REIT Inc.	5,880,272	102,082
	EPR Properties	2,116,456	98,606
	PotlatchDeltic Corp.	1,787,507	94,595
	Weingarten Realty Investors	3,444,691	92,697
	Pebblebrook Hotel Trust	3,719,346	90,343
	Equity Commonwealth	3,229,654	89,784
*	Outfront Media Inc.	4,093,305	89,357
	PS Business Parks Inc.	574,182	88,757
*	Colony Capital Inc.	13,668,521	88,572
	Apple Hospitality REIT Inc.	6,013,576	87,618
	National Health Investors Inc.	1,196,607	86,491
	Lexington Realty Trust	7,726,681	85,843
	Corporate Office Properties Trust	3,174,466	83,584
*	eXp World Holdings Inc.	1,778,363	81,004
*	Sunstone Hotel Investors Inc.	6,143,150	76,544
	RLJ Lodging Trust	4,701,652	72,782
	Uniti Group Inc.	6,572,567	72,495
	Essential Properties Realty Trust Inc.	3,031,206	69,202
	Kennedy-Wilson Holdings Inc.	3,406,191	68,839
	National Storage Affiliates Trust	1,613,673	64,434
	SITE Centers Corp.	4,724,669	64,067
	Retail Properties of America Inc. Class A	6,052,688	63,432
	CareTrust REIT Inc.	2,711,218	63,131
*	Xenia Hotels & Resorts Inc.	3,206,294	62,523
	Brandywine Realty Trust	4,817,024	62,188
*	DiamondRock Hospitality Co.	5,957,176	61,359
	Piedmont Office Realty Trust Inc. Class A	3,457,126	60,050
	Four Corners Property Trust Inc.	2,076,436	56,894
	Service Properties Trust	4,685,790	55,573
	Columbia Property Trust Inc.	3,216,992	55,011
	Paramount Group Inc.	5,332,887	54,022
	Empire State Realty Trust Inc. Class A	4,811,987	53,557
	Urban Edge Properties	3,153,927	52,103
*	Cushman & Wakefield plc	3,120,336	50,924
	Washington REIT	2,267,274	50,107
*	Realogy Holdings Corp.	3,255,300	49,253
	Retail Opportunity Investments Corp.	3,099,334	49,186
[1]	Macerich Co.	4,159,568	48,667
	Acadia Realty Trust	2,452,249	46,519
	Easterly Government Properties Inc.	2,224,266	46,109
	Kite Realty Group Trust	2,375,406	45,822
	LTC Properties Inc.	1,094,362	45,657
	Monmouth Real Estate Investment Corp.	2,552,170	45,148
	Global Net Lease Inc.	2,487,182	44,919
	Industrial Logistics Properties Trust	1,905,351	44,071
	Independence Realty Trust Inc.	2,896,612	44,029

		Shares	Market Value ($000)
	American Assets Trust Inc.	1,305,614	42,354
	Newmark Group Inc. Class A	4,210,876	42,130
[1]	Tanger Factory Outlet Centers Inc.	2,530,321	38,284
	Office Properties Income Trust	1,342,272	36,939
	St. Joe Co.	811,182	34,800
	Mack-Cali Realty Corp.	2,201,827	34,084
	Alexander & Baldwin Inc.	2,003,802	33,644
	Diversified Healthcare Trust	6,604,230	31,568
	Safehold Inc.	445,818	31,252
	American Finance Trust Inc. Class A	3,126,246	30,700
*	Summit Hotel Properties Inc.	2,981,251	30,290
*	CoreCivic Inc.	3,320,297	30,049
	NexPoint Residential Trust Inc.	644,289	29,695
	Getty Realty Corp.	1,025,629	29,046
	Community Healthcare Trust Inc.	601,371	27,735
	Apartment Investment & Management Co. Class A	4,206,771	25,830
	Centerspace	379,114	25,780
	RPT Realty	2,245,774	25,624
[1]	GEO Group Inc.	3,286,908	25,506
	Universal Health Realty Income Trust	354,453	24,025
*	Marcus & Millichap Inc.	667,736	22,503
	UMH Properties Inc.	1,106,151	21,205
	Global Medical REIT Inc.	1,604,935	21,041
	Gladstone Commercial Corp.	1,007,035	19,698
	Colony Credit Real Estate Inc.	2,262,159	19,274
	Armada Hoffler Properties Inc.	1,535,131	19,251
	RE/MAX Holdings Inc. Class A	470,306	18,525
	Broadstone Net Lease Inc. Class A	1,008,868	18,462
[1]	Brookfield Property REIT Inc. Class A	996,092	17,880
*	Seritage Growth Properties Class A	938,704	17,225
	RMR Group Inc. Class A	420,433	17,158
*	Rafael Holdings Inc. Class B	414,153	16,533
*	Chatham Lodging Trust	1,241,476	16,338
	Alexander's Inc.	58,432	16,203
	Franklin Street Properties Corp.	2,755,045	15,015
	CatchMark Timber Trust Inc. Class A	1,401,898	14,271
	Ares Commercial Real Estate Corp.	1,031,452	14,152
	Urstadt Biddle Properties Inc. Class A	837,459	13,944
	Gladstone Land Corp.	761,780	13,941
	Saul Centers Inc.	338,075	13,560
*	CorePoint Lodging Inc.	1,484,014	13,401
	NETSTREIT Corp.	711,543	13,156
	Preferred Apartment Communities Inc. Class A	1,270,360	12,513
	City Office REIT Inc.	1,122,457	11,921
	New Senior Investment Group Inc.	1,894,759	11,804
*	Tejon Ranch Co.	691,889	11,582
	Plymouth Industrial REIT Inc.	686,416	11,566
*	Forestar Group Inc.	470,486	10,953
	Whitestone REIT	1,117,150	10,836
*	Hersha Hospitality Trust Class A	991,988	10,465
	One Liberty Properties Inc.	419,273	9,337
	CTO Realty Growth Inc.	177,658	9,240
	Retail Value Inc.	409,614	7,664
	Bluerock Residential Growth REIT Inc. Class A	745,737	7,539
	Farmland Partners Inc.	658,128	7,378
*	Stratus Properties Inc.	226,798	6,917
*	FRP Holdings Inc.	135,822	6,685
	Indus Realty Trust Inc.	107,546	6,470

		Shares	Market Value ($000)
	BRT Apartments Corp.	352,514	5,936
*	Braemar Hotels & Resorts Inc.	933,815	5,668
*	Ashford Hospitality Trust Inc.	1,919,901	5,664
	Postal Realty Trust Inc. Class A	315,388	5,418
*	Vidler Water Resouces Inc.	543,282	4,835
*,1	Power REIT	106,157	4,803
*	Fathom Holdings Inc.	128,185	4,695
*	Maui Land & Pineapple Co. Inc.	384,123	4,437
	Cedar Realty Trust Inc.	285,487	4,254
	Clipper Realty Inc.	530,106	4,198
	Alpine Income Property Trust Inc.	205,170	3,562
	CIM Commercial Trust Corp.	274,863	3,543
[1]	Pennsylvania REIT	1,546,388	2,969
	CorEnergy Infrastructure Trust Inc.	299,603	2,118
*	Altisource Portfolio Solutions SA	201,981	1,856
*	Sotherly Hotels Inc.	529,818	1,844
	Global Self Storage Inc.	358,172	1,705
	Urstadt Biddle Properties Inc.	94,274	1,292
*,1	Harbor Custom Development Inc.	238,051	755
*	Condor Hospitality Trust Inc.	211,609	736
*,1	Avalon GloboCare Corp.	470,565	504
*	Wheeler REIT Inc.	130,830	491
*,1	Washington Prime Group Inc.	146,321	326
*	JW Mays Inc.	3,547	94
*	Trinity Place Holdings Inc.	43,645	91
*	Transcontinental Realty Investors Inc.	706	15
			39,216,267
Technology (25.3%)
	Apple Inc.	425,736,681	52,003,736
	Microsoft Corp.	212,513,228	50,104,244
*	Facebook Inc. Class A	67,777,292	19,962,446
*	Alphabet Inc. Class A	8,470,239	17,470,037
*	Alphabet Inc. Class C	7,848,441	16,235,521
	NVIDIA Corp.	16,569,090	8,846,734
	Intel Corp.	114,485,817	7,327,092
*	Adobe Inc.	13,485,875	6,410,780
	Broadcom Inc.	11,502,525	5,333,261
*	salesforce.com Inc.	24,564,234	5,204,424
	Texas Instruments Inc.	25,931,162	4,900,730
	QUALCOMM Inc.	32,009,336	4,244,118
	Oracle Corp.	49,769,524	3,492,327
	Applied Materials Inc.	25,853,578	3,454,038
	International Business Machines Corp.	25,179,989	3,355,485
	Intuit Inc.	7,327,655	2,806,932
*	Micron Technology Inc.	31,520,390	2,780,414
*	ServiceNow Inc.	5,524,070	2,762,643
*	Advanced Micro Devices Inc.	34,131,947	2,679,358
	Lam Research Corp.	4,026,335	2,396,636
*	Zoom Video Communications Inc. Class A	5,463,822	1,755,471
*	Autodesk Inc.	6,194,004	1,716,668
*	Snap Inc. Class A	31,781,779	1,661,869
	Analog Devices Inc.	10,394,703	1,612,011
*	Twilio Inc. Class A	4,510,798	1,537,100
	KLA Corp.	4,341,403	1,434,400
*	Twitter Inc.	21,375,775	1,360,141
*	Workday Inc. Class A	5,185,492	1,288,232
	TE Connectivity Ltd.	9,327,083	1,204,220
	Roper Technologies Inc.	2,957,961	1,193,064

		Shares	Market Value ($000)
	Microchip Technology Inc.	7,585,413	1,177,408
	Cognizant Technology Solutions Corp. Class A	14,953,429	1,168,162
	HP Inc.	35,126,950	1,115,281
	Amphenol Corp. Class A	16,896,713	1,114,676
*	Pinterest Inc. Class A	15,009,594	1,111,160
*	Cadence Design Systems Inc.	7,857,619	1,076,415
*	Synopsys Inc.	4,294,531	1,064,099
*	DocuSign Inc. Class A	4,996,776	1,011,597
*	Match Group Inc.	7,125,692	978,928
	Corning Inc.	21,648,453	941,924
	Marvell Technology Group Ltd.	18,933,250	927,351
*	Crowdstrike Holdings Inc. Class A	5,043,273	920,448
	Xilinx Inc.	6,912,799	856,496
	Skyworks Solutions Inc.	4,647,116	852,653
*	Palo Alto Networks Inc.	2,604,027	838,653
*	ANSYS Inc.	2,443,373	829,672
*	Okta Inc. Class A	3,419,663	753,796
*	Fortinet Inc.	3,906,672	720,468
	Maxim Integrated Products Inc.	7,560,964	690,845
	CDW Corp.	4,032,267	668,348
*	RingCentral Inc. Class A	2,146,392	639,367
*	Dell Technologies Inc. Class C	7,061,648	622,484
*	Splunk Inc.	4,557,222	617,412
*	EPAM Systems Inc.	1,501,676	595,700
*	Qorvo Inc.	3,193,005	583,362
	Hewlett Packard Enterprise Co.	36,414,957	573,171
	Teradyne Inc.	4,699,001	571,774
*	HubSpot Inc.	1,239,455	562,973
	Western Digital Corp.	8,185,630	546,391
*	Slack Technologies Inc. Class A	13,434,397	545,840
*	VeriSign Inc.	2,709,929	538,625
*	Paycom Software Inc.	1,441,819	533,560
*	Coupa Software Inc.	2,036,459	518,238
*	Datadog Inc. Class A	5,940,900	495,115
	Citrix Systems Inc.	3,467,395	486,684
*	Tyler Technologies Inc.	1,141,827	484,740
*	ON Semiconductor Corp.	11,600,551	482,699
*	IAC/InterActiveCorp	2,222,227	480,690
*	Akamai Technologies Inc.	4,584,920	467,203
	Seagate Technology plc	6,009,575	461,235
	NetApp Inc.	6,289,123	457,031
*	Zendesk Inc.	3,307,253	438,608
*	Gartner Inc.	2,374,819	433,523
	Monolithic Power Systems Inc.	1,213,019	428,450
	SS&C Technologies Holdings Inc.	6,132,061	428,447
	Entegris Inc.	3,801,401	424,997
*	Cloudflare Inc. Class A	5,991,979	420,996
*	MongoDB Inc. Class A	1,531,121	409,468
*	PTC Inc.	2,963,042	407,863
*,1	Unity Software Inc.	3,858,213	387,017
	Leidos Holdings Inc.	3,993,834	384,526
*	GoDaddy Inc. Class A	4,769,534	370,211
*	F5 Networks Inc.	1,739,317	362,856
*	Zscaler Inc.	2,077,490	356,643
*	Cree Inc.	3,250,068	351,430
*	Nuance Communications Inc.	8,016,880	349,857
*,1	VMware Inc. Class A	2,209,321	332,392
	NortonLifeLock Inc.	15,597,992	331,613

		Shares	Market Value ($000)
*	Ceridian HCM Holding Inc.	3,767,904	317,521
*	Black Knight Inc.	4,202,127	310,915
*	Avalara Inc.	2,268,707	302,714
*	Five9 Inc.	1,857,606	290,400
	Universal Display Corp.	1,194,779	282,888
*	Aspen Technology Inc.	1,911,489	275,885
*	Dynatrace Inc.	5,573,596	268,870
*	Inphi Corp.	1,469,673	262,204
*	Guidewire Software Inc.	2,365,513	240,407
*	Dropbox Inc. Class A	8,873,505	236,568
*	Arrow Electronics Inc.	2,107,645	233,569
*,1	Palantir Technologies Inc. Class A	9,886,849	230,265
*	Snowflake Inc. Class A	1,001,265	229,570
*	DXC Technology Co.	7,170,803	224,159
*	Concentrix Corp.	1,463,912	219,177
*	Manhattan Associates Inc.	1,798,298	211,084
*	Smartsheet Inc. Class A	3,280,945	209,718
*	IPG Photonics Corp.	979,958	206,712
*,1	Proofpoint Inc.	1,616,773	203,374
*	II-VI Inc.	2,945,111	201,357
	Jabil Inc.	3,811,211	198,793
*	Elastic NV	1,769,327	196,749
*	Anaplan Inc.	3,602,139	193,975
*,1	Fastly Inc. Class A	2,796,524	188,150
	CDK Global Inc.	3,434,821	185,686
*	Digital Turbine Inc.	2,264,938	182,010
	Dolby Laboratories Inc. Class A	1,837,504	181,398
*	CACI International Inc. Class A	711,874	175,591
*	Silicon Laboratories Inc.	1,236,444	174,425
*	Lattice Semiconductor Corp.	3,841,951	172,965
	Brooks Automation Inc.	2,090,115	170,658
*	Blackline Inc.	1,456,706	157,907
*	Pure Storage Inc. Class A	7,328,534	157,857
*	Grubhub Inc.	2,616,066	156,964
*,1	Q2 Holdings Inc.	1,484,566	148,754
*	J2 Global Inc.	1,223,630	146,664
*,1	Appian Corp. Class A	1,100,542	146,317
	CMC Materials Inc.	821,457	145,225
	National Instruments Corp.	3,350,638	144,697
	Vertiv Holdings Co. Class A	7,202,970	144,059
*	Nutanix Inc. Class A	5,373,890	142,731
*	Varonis Systems Inc. Class B	2,744,896	140,923
*	Change Healthcare Inc.	6,352,722	140,395
*	Cirrus Logic Inc.	1,640,307	139,082
*	NCR Corp.	3,639,620	138,124
*	Alteryx Inc. Class A	1,660,206	137,731
	Science Applications International Corp.	1,643,756	137,402
	SYNNEX Corp.	1,166,023	133,906
*	Synaptics Inc.	980,262	132,747
	Power Integrations Inc.	1,597,001	130,124
	Pegasystems Inc.	1,136,514	129,949
*	Magnite Inc.	3,100,829	129,025
*	Semtech Corp.	1,837,592	126,794
*,1	Skillz Inc. Class A	6,545,138	124,619
*	Novanta Inc.	939,107	123,859
*	Sailpoint Technologies Holdings Inc.	2,444,011	123,765
*	ZoomInfo Technologies Inc. Class A	2,514,039	122,937
*	Everbridge Inc.	994,521	120,516

		Shares	Market Value ($000)
*	FireEye Inc.	6,113,148	119,634
*	Upwork Inc.	2,648,308	118,565
	Advanced Energy Industries Inc.	1,077,393	117,619
	Avnet Inc.	2,787,486	115,709
*	Dun & Bradstreet Holdings Inc.	4,824,162	114,863
*	Teradata Corp.	2,936,618	113,177
	Perspecta Inc.	3,891,598	113,051
	Xerox Holdings Corp.	4,515,571	109,593
*	MicroStrategy Inc. Class A	160,857	109,190
*	Alarm.com Holdings Inc.	1,249,294	107,914
*	Vroom Inc.	2,754,986	107,417
*,1	DoorDash Inc. Class A	809,184	106,108
*	Envestnet Inc.	1,445,191	104,386
*	Rapid7 Inc.	1,388,267	103,579
*	Bumble Inc. Class A	1,626,824	101,481
*	Rogers Corp.	527,736	99,325
*	New Relic Inc.	1,604,417	98,640
*	Qualys Inc.	937,037	98,183
*	SPS Commerce Inc.	988,422	98,160
*	FormFactor Inc.	2,168,101	97,803
*	Blackbaud Inc.	1,368,439	97,269
*	Schrodinger Inc.	1,273,344	97,143
*	Box Inc. Class A	4,217,786	96,840
*	nCino Inc.	1,431,631	95,518
*	Diodes Inc.	1,191,117	95,099
*	Cerence Inc.	1,061,056	95,049
*	Ambarella Inc.	935,547	93,920
*	Insight Enterprises Inc.	983,087	93,806
*	Fabrinet	1,034,978	93,552
*	LiveRamp Holdings Inc.	1,785,783	92,646
*	Duck Creek Technologies Inc.	2,031,378	91,696
*	3D Systems Corp.	3,322,003	91,156
	Vishay Intertechnology Inc.	3,731,192	89,847
*	LivePerson Inc.	1,695,387	89,415
*	Workiva Inc. Class A	998,728	88,148
*	Onto Innovation Inc.	1,298,464	85,322
*	CommVault Systems Inc.	1,249,542	80,595
*,1	Altair Engineering Inc. Class A	1,262,369	78,986
*,1	MicroVision Inc.	4,188,276	77,693
*	MACOM Technology Solutions Holdings Inc.	1,333,037	77,343
*	Yelp Inc. Class A	1,971,639	76,894
*	Verint Systems Inc.	1,665,186	75,749
*	Covetrus Inc.	2,527,257	75,742
*	Cornerstone OnDemand Inc.	1,722,931	75,085
*	Cloudera Inc.	6,140,976	74,736
*	Tenable Holdings Inc.	2,059,245	74,514
*	Plexus Corp.	802,629	73,713
*	Sanmina Corp.	1,723,535	71,320
*	Medallia Inc.	2,549,089	71,094
*	PagerDuty Inc.	1,740,739	70,030
	Xperi Holding Corp.	2,977,234	64,814
*	Appfolio Inc. Class A	452,659	64,011
*	MaxLinear Inc. Class A	1,872,706	63,822
*	Allscripts Healthcare Solutions Inc.	4,243,240	63,712
*	SVMK Inc.	3,477,463	63,707
*	Avaya Holdings Corp.	2,247,855	63,007
*	Cargurus Inc. Class A	2,642,413	62,969
*	Ultra Clean Holdings Inc.	1,070,421	62,127

		Shares	Market Value ($000)
*	Rambus Inc.	3,164,117	61,510
	NIC Inc.	1,776,339	60,271
*	Bottomline Technologies DE Inc.	1,253,287	56,711
*	BigCommerce Holdings Inc.	967,561	55,925
*	Asana Inc. Class A	1,939,076	55,419
	Progress Software Corp.	1,254,886	55,290
*	NetScout Systems Inc.	1,938,156	54,578
*	Sprout Social Inc. Class A	937,789	54,167
*	Perficient Inc.	917,409	53,870
	Shutterstock Inc.	604,372	53,813
*	Cohu Inc.	1,268,850	53,089
*	Calix Inc.	1,473,493	51,071
	Amkor Technology Inc.	2,073,911	49,172
*	TechTarget Inc.	703,697	48,872
*	Super Micro Computer Inc.	1,221,459	47,710
*	PROS Holdings Inc.	1,108,954	47,131
	Switch Inc. Class A	2,859,882	46,502
*	Zuora Inc. Class A	2,925,080	43,291
*,1	Eventbrite Inc. Class A	1,941,145	43,016
*	Unisys Corp.	1,691,371	42,995
	Methode Electronics Inc.	1,013,689	42,555
*	Ichor Holdings Ltd.	777,317	41,820
*	Yext Inc.	2,883,236	41,749
*	Bandwidth Inc. Class A	327,536	41,512
*	TTM Technologies Inc.	2,844,776	41,249
*	Jamf Holding Corp.	1,155,493	40,812
	Pitney Bowes Inc.	4,917,224	40,518
*	Domo Inc. Class B	703,653	39,609
	CSG Systems International Inc.	857,053	38,473
*	SolarWinds Corp.	2,191,444	38,219
*	PAR Technology Corp.	580,935	37,999
*	ePlus Inc.	365,636	36,432
*	Axcelis Technologies Inc.	870,513	35,769
*,1	C3.ai Inc. Class A	534,029	35,198
*	nLight Inc.	1,076,488	34,878
*,1	JFrog Ltd.	782,356	34,713
*	Allegro MicroSystems Inc.	1,337,397	33,903
*	Model N Inc.	948,102	33,402
*	CEVA Inc.	588,025	33,018
*	Groupon Inc. Class A	647,330	32,719
*	Upland Software Inc.	680,862	32,130
	Benchmark Electronics Inc.	1,016,213	31,421
*	SiTime Corp.	315,607	31,119
*,1	Porch Group Inc.	1,753,700	31,040
*	Diebold Nixdorf Inc.	2,098,340	29,650
*	Parsons Corp.	677,337	27,392
*	ACM Research Inc. Class A	337,319	27,252
*,1	Rackspace Technology Inc.	1,145,015	27,228
*	Impinj Inc.	474,779	27,001
*	Veeco Instruments Inc.	1,301,058	26,984
*	Agilysys Inc.	561,264	26,918
*,1	E2open Parent Holdings Inc.	2,669,400	26,587
	CTS Corp.	838,710	26,050
	Simulations Plus Inc.	409,030	25,867
*	Ping Identity Holding Corp.	1,161,239	25,466
*	Qualtrics International Inc. Class A	757,653	24,934
[1]	Ebix Inc.	732,037	23,447
*	OneSpan Inc.	952,095	23,326

		Shares	Market Value ($000)
*	Brightcove Inc.	1,147,391	23,086
*	ScanSource Inc.	744,308	22,292
*	Photronics Inc.	1,721,197	22,135
*,1	Cleanspark Inc.	909,243	21,658
*	SMART Global Holdings Inc.	461,875	21,255
*	Tucows Inc. Class A	273,753	21,216
	QAD Inc. Class A	316,915	21,100
*,1	Kopin Corp.	1,916,018	20,099
	McAfee Corp. Class A	882,573	20,070
*	Avid Technology Inc.	933,557	19,707
*	DigitalOcean Holdings Inc.	445,107	18,752
*	Alpha & Omega Semiconductor Ltd.	560,618	18,332
	American Software Inc. Class A	884,634	18,312
*	Kimball Electronics Inc.	706,332	18,223
*	ChannelAdvisor Corp.	742,404	17,484
*	MediaAlpha Inc. Class A	479,020	16,972
*	Grid Dynamics Holdings Inc.	1,043,992	16,631
*	Veritone Inc.	693,015	16,618
*	PDF Solutions Inc.	929,919	16,534
*	Viant Technology Inc. Class A	303,752	16,065
*	Mitek Systems Inc.	1,092,243	15,925
*	NeoPhotonics Corp.	1,314,798	15,712
*	Vertex Inc. Class A	704,332	15,481
*	Datto Holding Corp.	667,308	15,288
*	EverQuote Inc. Class A	397,720	14,433
	PC Connection Inc.	305,579	14,176
*	Telos Corp.	372,203	14,114
*	A10 Networks Inc.	1,399,313	13,447
*	Olo Inc. Class A	507,290	13,387
*	AXT Inc.	1,115,685	13,009
*	TrueCar Inc.	2,651,483	12,687
*	ON24 Inc.	251,542	12,202
*,1	Atomera Inc.	497,818	12,197
*,1	Digimarc Corp.	408,812	12,125
*	Rimini Street Inc.	1,344,300	12,058
*	Zix Corp.	1,555,577	11,745
*	Benefitfocus Inc.	840,773	11,611
*	Limelight Networks Inc.	3,202,033	11,431
[1]	VirnetX Holding Corp.	2,048,524	11,410
	Hackett Group Inc.	692,045	11,343
*	Sumo Logic Inc.	590,224	11,132
*	Quantum Corp.	1,334,754	11,119
	NVE Corp.	155,904	10,929
*	DSP Group Inc.	752,183	10,719
*	Sciplay Corp. Class A	608,938	9,853
*,1	Intelligent Systems Corp.	231,971	9,490
*	GTY Technology Holdings Inc.	1,348,026	8,614
*	Waitr Holdings Inc.	2,726,520	7,989
*	Daktronics Inc.	1,133,877	7,109
*	Smith Micro Software Inc.	1,278,047	7,036
*	Identiv Inc.	583,834	6,691
*,1	eMagin Corp.	1,780,985	6,661
*,1	Intrusion Inc.	281,906	6,588
*	comScore Inc.	1,734,641	6,349
*	SharpSpring Inc.	384,042	6,145
*,1	Cinedigm Corp. Class A	3,539,726	5,911
*,1	Remark Holdings Inc.	2,572,778	5,866
*	EMCORE Corp.	1,027,225	5,609

		Shares	Market Value ($000)
*	Immersion Corp.	556,772	5,334
*,1	XpresSpa Group Inc.	2,889,048	5,316
*	Pixelworks Inc.	1,578,063	5,223
*	CyberOptics Corp.	189,084	4,911
*	eGain Corp.	512,828	4,867
*	Innodata Inc.	759,772	4,787
*	Asure Software Inc.	605,436	4,626
*	Intevac Inc.	643,121	4,598
*,1	AudioEye Inc.	160,265	4,478
*,1	Flux Power Holdings Inc.	342,092	4,430
*	Synchronoss Technologies Inc.	1,190,103	4,249
*	Intellicheck Inc.	492,902	4,131
*	IEC Electronics Corp.	335,530	4,040
*	Amtech Systems Inc.	333,255	3,939
*	Zedge Inc. Class B	318,975	3,860
*	Qumu Corp.	568,349	3,842
*	GSI Technology Inc.	567,744	3,798
*	AstroNova Inc.	278,254	3,729
*,1	Red Violet Inc.	194,862	3,589
*,1	PubMatic Inc. Class A	68,739	3,390
*,1	Super League Gaming Inc.	477,633	3,363
*	Issuer Direct Corp.	152,104	3,336
*,1	Inpixon	2,720,300	3,264
*	Park City Group Inc.	532,857	3,256
*	WidePoint Corp.	350,457	3,224
*	Computer Task Group Inc.	335,062	3,200
*	Mastech Digital Inc.	167,035	2,941
*	Everspin Technologies Inc.	486,438	2,919
*	RealNetworks Inc.	674,521	2,867
	QAD Inc. Class B	65,999	2,854
*,1	Boxlight Corp. Class A	1,067,361	2,700
*	SecureWorks Corp. Class A	196,945	2,635
*,1	Inuvo Inc.	2,561,715	2,613
*	Support.com Inc.	560,318	2,572
*	TransAct Technologies Inc.	229,335	2,493
*	inTEST Corp.	210,254	2,483
*,1	Exela Technologies Inc.	1,122,448	2,447
*	Steel Connect Inc.	1,180,047	2,336
*	Research Frontiers Inc.	819,079	2,326
*,1	Phunware Inc.	1,312,927	2,166
	ARC Document Solutions Inc.	1,009,239	2,129
*,1	Akerna Corp.	390,288	1,928
	Richardson Electronics Ltd.	298,391	1,901
*	Key Tronic Corp.	243,876	1,880
*,1	One Stop Systems Inc.	284,266	1,802
*,1	NXT-ID Inc.	1,249,652	1,762
*,1	Kubient Inc.	236,300	1,725
*	Aehr Test Systems	680,666	1,715
*	SeaChange International Inc.	1,081,301	1,676
*	QuickLogic Corp.	223,375	1,546
*	Aware Inc.	391,427	1,429
*,1	Verb Technology Co. Inc.	1,018,873	1,426
*,1	Net Element Inc.	117,351	1,281
*	NetSol Technologies Inc.	324,689	1,276
*	CSP Inc.	129,730	1,129
[1]	Bentley Systems Inc. Class B	22,376	1,050
*	Rubicon Technology Inc.	96,189	993
*	Data I/O Corp.	180,694	979

		Shares	Market Value ($000)
*	GSE Systems Inc.	541,861	921
*	Streamline Health Solutions Inc.	419,268	859
*	Synacor Inc.	340,094	745
*	CVD Equipment Corp.	165,351	719
*,1	BSQUARE Corp.	183,538	628
*,1	American Virtual Cloud Technologies Inc.	89,539	507
*,1	SEMrush Holdings Inc. Class A	34,570	412
*	RCM Technologies Inc.	107,460	381
*	CynergisTek Inc.	158,445	303
*	AutoWeb Inc.	111,035	295
*	Evolving Systems Inc.	72,375	198
*	Creatd Inc.	29,439	127
*	Creative Realities Inc.	66,218	121
*	Crown ElectroKinetics Corp.	17,310	75
*	Trio-Tech International	15,180	68
			292,393,031
Telecommunications (3.1%)
	Comcast Corp. Class A	128,793,448	6,969,014
	Verizon Communications Inc.	110,786,054	6,442,209
	AT&T Inc.	200,856,417	6,079,924
	Cisco Systems Inc.	107,073,302	5,536,760
*	Charter Communications Inc. Class A	3,548,859	2,189,717
*	T-Mobile US Inc.	15,760,168	1,974,591
*	Roku Inc. Class A	3,131,466	1,020,138
	Motorola Solutions Inc.	4,766,755	896,388
*	Liberty Broadband Corp. Class C	4,781,794	717,986
*	Arista Networks Inc.	1,613,951	487,236
	Lumen Technologies Inc.	30,900,967	412,528
	Cable One Inc.	153,096	279,915
*	DISH Network Corp. Class A	6,901,469	249,833
*	Ciena Corp.	4,379,508	239,647
	Juniper Networks Inc.	9,266,639	234,724
*	Altice USA Inc. Class A	6,500,700	211,468
*	Lumentum Holdings Inc.	2,138,733	195,373
*	Iridium Communications Inc.	3,388,131	139,760
*	Viavi Solutions Inc.	6,415,112	100,717
*	8x8 Inc.	2,863,115	92,879
*	Viasat Inc.	1,845,948	88,735
*	CommScope Holding Co. Inc.	5,636,330	86,574
	Cogent Communications Holdings Inc.	1,205,221	82,871
*	Vonage Holdings Corp.	6,656,239	78,677
	Shenandoah Telecommunications Co.	1,321,929	64,523
	Telephone & Data Systems Inc.	2,694,002	61,854
*,1	fuboTV Inc.	2,775,019	61,383
	InterDigital Inc.	851,588	54,033
	Ubiquiti Inc.	175,370	52,313
*	Liberty Broadband Corp. Class A	331,632	48,136
*	Infinera Corp.	4,890,856	47,099
*	Plantronics Inc.	1,045,132	40,666
*	Vocera Communications Inc.	856,022	32,923
*	NETGEAR Inc.	788,198	32,395
*	Extreme Networks Inc.	3,397,539	29,729
*	EchoStar Corp. Class A	1,206,228	28,950
*,1	Inseego Corp.	2,424,689	24,247
	ADTRAN Inc.	1,372,424	22,892
*,1	Globalstar Inc.	16,336,212	22,054
*,1	Harmonic Inc.	2,674,842	20,971
*	WideOpenWest Inc.	1,511,056	20,535

		Shares	Market Value ($000)
*	Cincinnati Bell Inc.	1,332,655	20,456
*,1	Radius Global Infrastructure Inc.	1,293,500	19,014
*	Digi International Inc.	890,203	16,905
*	Boingo Wireless Inc.	1,154,536	16,244
*	ORBCOMM Inc.	2,121,267	16,185
*,1	Akoustis Technologies Inc.	1,211,406	16,160
*	United States Cellular Corp.	439,191	16,022
	Comtech Telecommunications Corp.	627,735	15,593
*	Anterix Inc.	321,013	15,139
	ATN International Inc.	297,561	14,616
*	Ribbon Communications Inc.	1,764,800	14,489
*	Consolidated Communications Holdings Inc.	2,000,463	14,403
*	IDT Corp. Class B	626,269	14,191
*,1	Gogo Inc.	1,463,290	14,135
	Loral Space & Communications Inc.	341,417	12,861
*	Cambium Networks Corp.	262,689	12,273
*	Ooma Inc.	673,188	10,670
*	CalAmp Corp.	954,073	10,352
*	Clearfield Inc.	314,753	9,484
*	Aviat Networks Inc.	124,308	8,831
*	Casa Systems Inc.	904,636	8,621
*	Powerfleet Inc.	958,085	7,875
*	Genasys Inc.	1,164,528	7,791
*	Airgain Inc.	354,017	7,502
*	DZS Inc.	476,628	7,412
	Bel Fuse Inc. Class B	298,534	5,938
	Spok Holdings Inc.	533,126	5,593
*	Hemisphere Media Group Inc. Class A	478,202	5,571
*	Resonant Inc.	1,296,092	5,495
*	KVH Industries Inc.	386,207	4,897
*,1	Applied Optoelectronics Inc.	567,328	4,743
	Alaska Communications Systems Group Inc.	1,313,872	4,270
*	PCTEL Inc.	544,910	3,787
*	Lantronix Inc.	795,356	3,635
*,1	Vislink Technologies Inc.	1,154,500	3,383
*	RigNet Inc.	341,235	2,976
*	Crexendo Inc.	456,220	2,646
	Communications Systems Inc.	305,247	1,819
*	TESSCO Technologies Inc.	206,522	1,495
*,1	GTT Communications Inc.	808,106	1,479
*	Otelco Inc. Class A	108,217	1,271
*	ClearOne Inc.	231,050	832
	Network-1 Technologies Inc.	195,392	610
*	Sonim Technologies Inc.	366,256	300
*	Optical Cable Corp.	62,844	227
*,1,3	FTE Networks Inc.	84,180	126
*	ADDvantage Technologies Group Inc.	47,738	124
*	ComSovereign Holding Corp.	42,784	114
	Bel Fuse Inc. Class A	2,976	53
			35,860,975
Utilities (2.8%)
	NextEra Energy Inc.	55,214,554	4,174,772
	Duke Energy Corp.	21,655,464	2,090,402
	Southern Co.	29,752,566	1,849,420
	Dominion Energy Inc.	22,704,046	1,724,599
	Waste Management Inc.	11,930,563	1,539,281
	Exelon Corp.	27,435,123	1,200,012
	American Electric Power Co. Inc.	14,003,471	1,186,094

		Shares	Market Value ($000)
	Sempra Energy	8,130,066	1,077,884
	Xcel Energy Inc.	15,110,730	1,005,015
	Public Service Enterprise Group Inc.	14,256,269	858,370
	Eversource Energy	9,673,856	837,659
	WEC Energy Group Inc.	8,902,786	833,212
	Waste Connections Inc.	7,398,497	798,890
	American Water Works Co. Inc.	5,111,726	766,350
	DTE Energy Co.	5,420,291	721,658
	PPL Corp.	21,693,932	625,653
	Edison International	10,676,281	625,630
	Republic Services Inc. Class A	5,853,528	581,548
	Ameren Corp.	6,980,461	567,930
	Entergy Corp.	5,653,506	562,354
	FirstEnergy Corp.	15,311,798	531,166
	AES Corp.	18,735,334	502,294
	Consolidated Edison Inc.	6,682,708	499,867
	CMS Energy Corp.	8,122,435	497,255
*	PG&E Corp.	41,936,211	491,073
	Alliant Energy Corp.	7,049,696	381,812
	Evergy Inc.	6,394,222	380,648
	Atmos Energy Corp.	3,601,602	356,018
	CenterPoint Energy Inc.	15,339,624	347,443
*	Sunrun Inc.	5,283,428	319,542
	Essential Utilities Inc.	6,889,544	308,307
	NiSource Inc.	10,964,793	264,361
	NRG Energy Inc.	6,880,128	259,587
	Pinnacle West Capital Corp.	3,182,917	258,930
	UGI Corp.	5,902,180	242,048
	Vistra Corp.	12,732,557	225,112
	OGE Energy Corp.	5,661,783	183,215
*	Stericycle Inc.	2,589,451	174,814
	IDACORP Inc.	1,425,306	142,488
	Hawaiian Electric Industries Inc.	2,903,888	129,020
	National Fuel Gas Co.	2,459,119	122,931
	Portland General Electric Co.	2,516,252	119,446
	PNM Resources Inc.	2,404,731	117,952
	Black Hills Corp.	1,763,806	117,769
*	Clean Harbors Inc.	1,393,625	117,148
	ONE Gas Inc.	1,477,816	113,659
	New Jersey Resources Corp.	2,700,663	107,675
	Southwest Gas Holdings Inc.	1,531,516	105,230
	Spire Inc.	1,361,642	100,612
	Ormat Technologies Inc.	1,251,717	98,297
	ALLETE Inc.	1,458,666	98,008
	NorthWestern Corp.	1,413,983	92,192
	Avista Corp.	1,914,279	91,407
*	Evoqua Water Technologies Corp.	3,394,241	89,269
*	Casella Waste Systems Inc. Class A	1,401,212	89,075
*	Sunnova Energy International Inc.	2,136,689	87,220
	Avangrid Inc.	1,714,943	85,421
	California Water Service Group	1,371,530	77,272
	American States Water Co.	1,006,404	76,104
	MGE Energy Inc.	1,035,110	73,897
	South Jersey Industries Inc.	2,842,466	64,183
	Clearway Energy Inc. Class C	2,091,220	58,847
	Chesapeake Utilities Corp.	453,378	52,628
	SJW Group	821,333	51,736
	Covanta Holding Corp.	3,378,787	46,830

			Shares	Market Value ($000)
		Northwest Natural Holding Co.	847,284	45,711
*		Harsco Corp.	2,232,107	38,281
*		US Ecology Inc.	907,581	37,792
		Middlesex Water Co.	455,370	35,983
		Clearway Energy Inc. Class A	1,161,345	30,787
		Unitil Corp.	428,038	19,557
		York Water Co.	383,247	18,768
*		Heritage-Crystal Clean Inc.	462,623	12,551
		Artesian Resources Corp. Class A	274,795	10,821
*		Pure Cycle Corp.	696,575	9,348
*		Atlantic Power Corp.	2,883,180	8,332
*,1		Cadiz Inc.	851,671	8,168
		RGC Resources Inc.	328,695	7,290
*,1		Aqua Metals Inc.	1,739,433	7,045
		Global Water Resources Inc.	373,689	6,095
*		Sharps Compliance Corp.	393,640	5,657
		Genie Energy Ltd. Class B	866,606	5,494
[1]		Spark Energy Inc. Class A	465,115	4,967
*		Advanced Emissions Solutions Inc.	540,444	2,972
*		Perma-Fix Environmental Services Inc.	289,060	2,119
*,1		Vertex Energy Inc.	1,162,837	1,640
*,1		Fuel Tech Inc.	467,755	1,469
*,1		Charah Solutions Inc.	288,382	1,402
*,1		BioHiTech Global Inc.	111,258	175
*		Quest Resource Holding Corp.	25,955	101
				32,699,066
Total Common Stocks (Cost $528,787,875)				1,147,325,006
Preferred Stocks (0.0%)
		Air T Funding Pfd., 8.000%, 6/7/24 (Cost $36)	1,727	43
		Coupon
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[6,7]	Vanguard Market Liquidity Fund	0.081%	103,952,696	10,395,270

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	0.087%	6/22/21	76,295	76,292
Total Temporary Cash Investments (Cost $10,470,786)				10,471,562
Total Investments (100.3%) (Cost $539,258,697)				1,157,796,611
Other Assets and Liabilities—Net (-0.3%)				(3,674,741)
Net Assets (100%)				1,154,121,870
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,799,854,000.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Security value determined using significant unobservable inputs.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate value of these securities was $75,615,000, representing 0.0% of net assets.
5	“Other” represents securities that are not classified by the fund’s benchmark index.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $4,961,633,000 was received for securities on loan, of which $4,896,095,000 is held in Vanguard Market Liquidity Fund and $65,538,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2021	1,914	212,693	(12,113)
E-mini S&P 500 Index	June 2021	28,590	5,671,399	52,237
E-mini S&P Mid-Cap 400 Index	June 2021	240	62,527	(843)
				39,281

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alcoa Corp.	9/2/21	BOANA	6,138	(0.119)	1,982	—
Bandwidth Inc. Class A	9/2/21	BOANA	43,232	(0.119)	—	(8,651)
Consolidated Edison Inc.	9/2/21	BOANA	91,910	(0.119)	12,782	—
Consolidated Edison Inc.	9/2/21	BOANA	14,358	(0.110)	599	—

Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Consolidated Edison Inc.	9/2/21	BOANA	48,783	(0.107)	3,559	—
Consolidated Edison Inc.	9/2/21	BOANA	49,259	(0.106)	3,084	—
International Flavors & Fragrances Inc.	2/2/22	GSI	27,358	(0.108)	568	—
National Fuel Gas Co.	9/2/21	BOANA	1,487	(0.108)	13	—
National Fuel Gas Co.	9/2/21	BOANA	1,449	(0.107)	50	—
National Fuel Gas Co.	9/2/21	BOANA	1,486	(0.106)	14	—
Penn National Gaming Inc.	9/2/21	BOANA	49,812	(0.110)	—	(7,885)
Penn National Gaming Inc.	9/2/21	BOANA	99,600	(0.108)	—	(15,748)
RingCentral Inc. Class A	9/2/21	BOANA	43,488	(0.119)	—	(9,254)
State Street Corp.	9/2/22	BOANA	116,432	(0.119)	17,933	—
State Street Corp.	9/2/22	BOANA	16,730	(0.108)	69	—
State Street Corp.	9/2/22	BOANA	49,944	(0.106)	449	—
Visa Inc. Class A	9/2/21	BOANA	47,788	(0.119)	—	(148)
Vistra Corp.	9/2/21	BOANA	18,458	(0.119)	455	—
Williams Cos. Inc.	9/2/21	BOANA	137,040	(0.119)	5,068	—
					46,625	(41,686)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At March 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $8,618,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,147,313,176	1,495	10,335	1,147,325,006
Preferred Stocks	43	—	—	43
Temporary Cash Investments	10,395,270	76,292	—	10,471,562
Total	1,157,708,489	77,787	10,335	1,157,796,611

Derivative Financial Instruments
Assets
Futures Contracts[1]	52,237	—	—	52,237
Swap Contracts	—	46,625	—	46,625
Total	52,237	46,625	—	98,862
Liabilities
Futures Contracts[1]	12,956	—	—	12,956
Swap Contracts	—	41,686	—	41,686
Total	12,956	41,686	—	54,642
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.

E.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Dec. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2021 Market Value ($000)
180 Life Sciences Corp.	2,919	—	4,812	2,589	1,278	—	—	NA2
Avenue Therapeutics Inc.	4,991	—	1,664	(894)	1,019	—	—	NA2
Dare Bioscience Inc.	3,618	—	3,583	1,532	(104)	—	—	NA2
Lifevantage Corp.	8,536	31	1,672	(943)	981	—	—	6,933
Perma-Pipe International Holdings Inc.	2,860	—	—	—	9	—	—	2,869
Research Solutions Inc.	4,035	—	1,254	4	73	—	—	NA2
Vanguard Market Liquidity Fund	8,699,256	NA3	NA3	—	—	1,200	—	10,395,270
Total	8,726,215	31	12,985	2,288	3,256	1,200	—	10,405,072
1	Does not include adjustments related to return of capital.
2	Not applicable—at March 31, 2021, the security was still held, but the issuer was no longer an affiliated company of the fund.
3	Not applicable—purchases and sales are for temporary cash investment purposes.